UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Balanced	.60%
Actual		$ 1,000.00	$ 1,084.50	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.02
Class K	.48%
Actual		$ 1,000.00	$ 1,085.20	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.3	2.9
Procter & Gamble Co.	1.4	1.3
QUALCOMM, Inc.	1.3	1.1
JPMorgan Chase & Co.	1.3	0.0
Microsoft Corp.	1.3	1.5
	9.6
Top Five Bond Issuers as of February 29, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.0	11.0
Fannie Mae	8.1	12.8
Freddie Mac	2.7	3.1
Ginnie Mae	2.3	2.4
Citigroup, Inc.	0.3	0.5
	23.4
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	13.6	11.9
Financials	13.3	13.1
Energy	9.6	8.9
Industrials	7.4	7.1
Consumer Staples	7.4	7.4
Asset Allocation (% of fund's net assets)
As of February 29, 2012*	As of August 31, 2011**
Stocks and Equity Futures 62.8%	Stocks and Equity Futures 59.6%
Bonds 37.4%	Bonds 44.7%
Convertible Securities 0.1%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets† (0.6)%	Short-Term Investments and Net Other Assets† (4.7)%

* Foreign investments	13.1%	** Foreign investments	12.2%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (e)	420,093	$ 32,759
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	1,410,407	29,647
Betfair Group PLC (e)	1,686,211	23,203
McDonald's Corp.	1,372,587	136,270
Starbucks Corp.	2,110,131	102,468
Yum! Brands, Inc.	1,509,810	100,010
		391,598
Household Durables - 0.0%
Harman International Industries, Inc.	55,747	2,739
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	50,629	31,745
Media - 1.6%
Comcast Corp. Class A	2,875,809	84,491
DIRECTV (a)	2,495,893	115,610
Legend Pictures LLC (a)(o)(p)	8,571	6,428
The Walt Disney Co.	2,788,122	117,073
		323,602
Multiline Retail - 0.4%
Dollar General Corp. (a)	2,070,360	87,079
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	1,224,550	56,072
Limited Brands, Inc.	969,098	45,092
Lowe's Companies, Inc.	3,213,950	91,212
TJX Companies, Inc.	2,784,108	101,926
		294,302
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)(e)	538,026	40,223
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	471,489	42,076
		82,299
TOTAL CONSUMER DISCRETIONARY		1,246,123
CONSUMER STAPLES - 6.8%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	725,267	48,721
Coca-Cola Bottling Co. CONSOLIDATED	110,088	7,094
Coca-Cola FEMSA SAB de CV sponsored ADR	69,725	6,899
Coca-Cola Icecek A/S	450,564	5,794
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	180,925	$ 7,239
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,120,936	46,321
Diageo PLC sponsored ADR	539,903	51,593
Embotelladora Andina SA sponsored ADR	228,522	7,212
Molson Coors Brewing Co. Class B	959,075	42,142
Monster Beverage Corp. (a)	63,271	3,618
PepsiCo, Inc.	351,196	22,104
Pernod Ricard SA	351,450	36,361
Remy Cointreau SA	316,721	31,025
The Coca-Cola Co.	3,443,403	240,556
		556,679
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	2,941,388	132,657
Drogasil SA	554,900	5,402
Safeway, Inc.	138,900	2,979
Walgreen Co.	695,660	23,068
		164,106
Food Products - 0.5%
Bunge Ltd.	350,265	23,580
First Resources Ltd.	2,407,000	3,532
Green Mountain Coffee Roasters, Inc. (a)	201,167	13,070
Nestle SA	405,198	24,765
Orion Corp.	6,253	3,968
Pilgrims Pride Corp. (e)	695,845	4,363
Pilgrims Pride Corp. rights 3/1/12 (a)	695,845	255
Unilever NV (NY Reg.)	1,114,431	37,122
Viterra, Inc.	332,200	3,592
		114,247
Household Products - 1.5%
Colgate-Palmolive Co.	46,297	4,314
Procter & Gamble Co.	4,318,251	291,568
Spectrum Brands Holdings, Inc. (a)	227,907	6,477
		302,359
Personal Products - 0.2%
Amoreg	8,229	1,809
L'Oreal SA	301,800	34,420
Nu Skin Enterprises, Inc. Class A	158,974	9,182
		45,411
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	2,067,201	$ 209,366
Japan Tobacco, Inc.	587	3,119
Philip Morris International, Inc.	30,900	2,581
Souza Cruz Industria e Comerico	494,600	7,404
		222,470
TOTAL CONSUMER STAPLES		1,405,272
ENERGY - 7.8%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	803,090	40,379
C&J Energy Services, Inc.	374,800	7,616
Cameron International Corp. (a)	831,891	46,345
Discovery Offshore S.A. (a)(f)	1,018,700	1,777
Ensco International Ltd. ADR	847,739	49,423
Halliburton Co.	1,439,336	52,665
National Oilwell Varco, Inc.	885,248	73,060
Noble Corp.	1,373,808	55,200
Ocean Rig UDW, Inc. (United States)	777,088	13,521
Oceaneering International, Inc.	428,787	23,270
Schlumberger Ltd.	645,524	50,099
Transocean Ltd. (United States)	180,979	9,653
Vantage Drilling Co. (a)	4,677,101	6,127
		429,135
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	1,103,297	20,477
Anadarko Petroleum Corp.	1,076,877	90,587
Apache Corp.	866,071	93,475
BP PLC sponsored ADR	1,383,346	65,239
Canadian Natural Resources Ltd.	418,800	15,543
Cheniere Energy, Inc. (a)	206,000	3,098
Cobalt International Energy, Inc. (a)	282,500	8,492
CVR Energy, Inc. (a)	340,324	9,260
EV Energy Partners LP	49,400	3,514
Exxon Mobil Corp.	2,177,391	188,344
HollyFrontier Corp.	2,136,818	69,724
InterOil Corp. (a)(e)	391,131	23,507
Marathon Oil Corp.	2,388,898	80,960
Marathon Petroleum Corp.	1,448,188	60,172
Niko Resources Ltd.	278,000	13,132
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	291,065	$ 28,422
Occidental Petroleum Corp.	1,028,952	107,392
Petrobank Energy & Resources Ltd. (a)	597,490	9,509
Petrominerales Ltd.	407,701	7,609
Resolute Energy Corp. (a)	822,962	9,184
Royal Dutch Shell PLC Class B sponsored ADR	1,984,021	147,373
Suncor Energy, Inc.	1,400,300	50,400
Western Refining, Inc. (e)	747,788	13,572
Williams Companies, Inc.	1,331,700	39,791
WPX Energy, Inc.	133,171	2,418
		1,161,194
TOTAL ENERGY		1,590,329
FINANCIALS - 9.1%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	379,535	21,163
BlackRock, Inc. Class A	106,900	21,273
Credit Suisse Group	306,569	8,227
E*TRADE Financial Corp. (a)	629,301	6,060
Evercore Partners, Inc. Class A	275,200	7,483
ICAP PLC	991,600	6,070
Invesco Ltd.	1,101,582	27,286
Morgan Stanley	780,196	14,465
State Street Corp.	1,180,771	49,864
TD Ameritrade Holding Corp.	784,836	14,653
		176,544
Commercial Banks - 1.4%
CIT Group, Inc. (a)	282,694	11,508
Comerica, Inc.	397,442	11,800
FirstMerit Corp.	630,898	10,126
Huntington Bancshares, Inc.	2,652,585	15,504
Regions Financial Corp.	1,656,100	9,539
SunTrust Banks, Inc.	1,138,093	26,131
Synovus Financial Corp. (e)	4,447,320	9,428
U.S. Bancorp	5,767,223	169,556
Wells Fargo & Co.	846,880	26,499
		290,091
Consumer Finance - 1.0%
Capital One Financial Corp.	2,951,977	149,370
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Credit Saison Co. Ltd.	276,600	$ 5,519
SLM Corp.	3,175,634	50,048
		204,937
Diversified Financial Services - 2.3%
African Bank Investments Ltd.	2,116,211	11,068
Bank of America Corp.	6,104,300	48,651
Citigroup, Inc.	4,422,731	147,365
JPMorgan Chase & Co.	6,790,264	266,450
NBH Holdings Corp. Class A (a)(f)	576,500	9,368
		482,902
Insurance - 1.9%
ACE Ltd.	595,436	42,699
Amlin PLC	2,128,045	11,896
Berkshire Hathaway, Inc.:
Class A (a)	208	24,530
Class B (a)	714,993	56,091
Fairfax Financial Holdings Ltd. (sub. vtg.)	120,400	49,756
MetLife, Inc.	4,218,631	162,628
Torchmark Corp.	526,681	25,512
Validus Holdings Ltd.	623,265	19,003
		392,115
Real Estate Investment Trusts - 1.3%
American Capital Agency Corp.	231,321	7,104
American Tower Corp.	1,648,795	103,182
Camden Property Trust (SBI)	332,501	20,615
Equity Lifestyle Properties, Inc.	180,300	11,992
Japan Retail Fund Investment Corp.	5,153	7,714
Prologis, Inc.	1,175,642	39,572
Public Storage	238,194	31,935
Sun Communities, Inc.	37,306	1,544
The Macerich Co.	686,295	37,053
		260,711
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	505,700	6,481
PT Lippo Karawaci Tbk	106,970,750	8,302
		14,783
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	2,586,519	$ 41,669
TOTAL FINANCIALS		1,863,752
HEALTH CARE - 7.0%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	257,937	21,597
Amgen, Inc.	1,957,155	132,989
AVEO Pharmaceuticals, Inc. (a)	393,955	5,137
Biogen Idec, Inc. (a)	548,008	63,826
BioMarin Pharmaceutical, Inc. (a)	611,487	21,861
Gilead Sciences, Inc. (a)	1,483,397	67,495
ONYX Pharmaceuticals, Inc. (a)	264,346	10,130
		323,035
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	577,175	33,551
Boston Scientific Corp. (a)	2,399,841	14,927
Covidien PLC	1,558,803	81,447
Edwards Lifesciences Corp. (a)	594,381	43,467
Mako Surgical Corp. (a)(e)	602,443	23,556
Quidel Corp. (a)(e)	1,129,647	16,018
The Cooper Companies, Inc.	305,580	24,287
Wright Medical Group, Inc. (a)	384,912	6,374
		243,627
Health Care Providers & Services - 1.6%
CIGNA Corp.	956,049	42,171
Express Scripts, Inc. (a)	286,500	15,279
Henry Schein, Inc. (a)	624,413	46,219
McKesson Corp.	524,977	43,841
Medco Health Solutions, Inc. (a)	280,366	18,950
Omnicare, Inc.	693,090	24,383
UnitedHealth Group, Inc.	2,449,636	136,567
		327,410
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	912,877	39,820
Illumina, Inc. (a)	161,700	8,287
		48,107
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.4%
Allergan, Inc.	507,980	$ 45,510
Eli Lilly & Co.	184,600	7,244
GlaxoSmithKline PLC sponsored ADR	1,297,400	57,488
Jazz Pharmaceuticals PLC (a)	321,694	16,879
Merck & Co., Inc.	2,040,950	77,903
Optimer Pharmaceuticals, Inc. (a)	407,104	5,207
Pfizer, Inc.	6,348,481	133,953
Sanofi SA sponsored ADR	979,700	36,278
Shire PLC sponsored ADR	557,500	58,342
Valeant Pharmaceuticals International, Inc. (Canada) (a)	927,875	49,195
		487,999
TOTAL HEALTH CARE		1,430,178
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	1,481,839	88,273
MTU Aero Engines Holdings AG	301,064	22,930
Precision Castparts Corp.	449,203	75,210
Textron, Inc.	2,112,890	58,126
The Boeing Co.	1,445,539	108,343
United Technologies Corp.	1,423,819	119,416
		472,298
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	592,746	30,360
Owens Corning (a)	1,381,838	43,735
		74,095
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	319,697	27,740
Construction & Engineering - 0.4%
Fluor Corp.	751,653	45,460
Foster Wheeler AG (a)	1,355,799	33,393
		78,853
Electrical Equipment - 0.3%
Regal-Beloit Corp.	633,339	42,750
Roper Industries, Inc.	304,503	27,868
		70,618
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Danaher Corp.	1,721,074	$ 90,924
General Electric Co.	2,586,272	49,268
		140,192
Machinery - 1.9%
Caterpillar, Inc.	1,057,513	120,779
Cummins, Inc.	751,568	90,617
Fanuc Corp.	219,500	39,772
Fiat Industrial SpA (a)	1,577,496	16,812
Illinois Tool Works, Inc.	888,373	49,473
Joy Global, Inc.	465,201	40,454
Parker Hannifin Corp.	317,227	28,490
		386,397
Professional Services - 0.1%
CoStar Group, Inc. (a)	107,096	6,424
Randstad Holding NV	381,280	14,426
		20,850
Road & Rail - 0.8%
CSX Corp.	2,626,025	55,173
Union Pacific Corp.	920,500	101,485
		156,658
TOTAL INDUSTRIALS		1,427,701
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.6%
Acme Packet, Inc. (a)	274,891	8,379
Ciena Corp. (a)	121,340	1,810
Polycom, Inc. (a)	509,841	10,528
QUALCOMM, Inc.	4,382,707	272,517
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	954,377	9,525
ZTE Corp. (H Shares)	4,423,800	13,232
		315,991
Computers & Peripherals - 4.9%
Apple, Inc. (a)	1,625,188	881,569
EMC Corp. (a)	631,084	17,475
Gemalto NV	111,181	6,352
SanDisk Corp. (a)	2,005,777	99,206
		1,004,602
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	153,771	$ 6,174
Internet Software & Services - 1.1%
Baidu.com, Inc. sponsored ADR (a)	70,277	9,607
Dice Holdings, Inc. (a)	965,144	8,570
eBay, Inc. (a)	1,232,050	44,033
Google, Inc. Class A (a)	133,745	82,688
Mail.ru Group Ltd.:
GDR (a)(f)	391,234	15,473
GDR (Reg. S) (a)	130,672	5,168
VeriSign, Inc.	1,350,441	49,899
Yahoo!, Inc. (a)	973,800	14,441
		229,879
IT Services - 0.5%
Accenture PLC Class A	1,856,977	110,564
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)(e)	1,442,523	9,218
Analog Devices, Inc.	2,971,991	116,532
ARM Holdings PLC sponsored ADR	1,483,452	40,320
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	323,349	14,729
Atmel Corp. (a)	1,557,784	15,749
Avago Technologies Ltd.	442,804	16,654
Broadcom Corp. Class A	1,446,938	53,754
Entropic Communications, Inc. (a)	763,839	4,709
Fairchild Semiconductor International, Inc. (a)	984,306	14,361
First Solar, Inc. (a)(e)	129,100	4,170
International Rectifier Corp. (a)	826,913	18,564
Marvell Technology Group Ltd. (a)	2,901,706	43,526
Micron Technology, Inc. (a)	8,127,091	69,487
NXP Semiconductors NV (a)	1,327,116	32,912
PMC-Sierra, Inc. (a)	884,910	6,079
RF Micro Devices, Inc. (a)	3,623,163	17,282
Siliconware Precision Industries Co. Ltd. sponsored ADR	813,100	4,692
Skyworks Solutions, Inc. (a)	1,189,200	32,073
		514,811
Software - 2.7%
Ariba, Inc. (a)	1,393,090	43,841
Check Point Software Technologies Ltd. (a)	1,693,025	98,466
Citrix Systems, Inc. (a)	1,493,450	111,620
Fortinet, Inc. (a)	345,097	9,335
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	426,671	$ 24,679
Microsoft Corp.	8,282,615	262,890
		550,831
TOTAL INFORMATION TECHNOLOGY		2,732,852
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	534,358	48,220
E.I. du Pont de Nemours & Co.	1,636,785	83,231
Eastman Chemical Co.	392,700	21,257
Ecolab, Inc.	761,972	45,718
LyondellBasell Industries NV Class A	298,394	12,885
Sherwin-Williams Co.	389,319	40,158
The Mosaic Co.	629,214	36,337
		287,806
Containers & Packaging - 0.3%
Ball Corp.	601,652	24,114
Rock-Tenn Co. Class A	450,514	31,757
		55,871
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	1,580,805	36,164
Goldcorp, Inc.	709,597	34,395
Ivanhoe Mines Ltd. (a)	1,030,600	17,880
		88,439
TOTAL MATERIALS		432,116
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	2,425,869	97,641
Verizon Communications, Inc.	2,578,587	98,270
		195,911
Wireless Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)	4,017,464	9,240
MetroPCS Communications, Inc. (a)	744,904	7,673
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	1,559,800	$ 3,853
TIM Participacoes SA sponsored ADR	227,300	6,830
		27,596
TOTAL TELECOMMUNICATION SERVICES		223,507
UTILITIES - 2.1%
Electric Utilities - 1.3%
Duke Energy Corp.	2,658,595	55,618
Edison International	1,316,107	55,105
FirstEnergy Corp.	1,461,336	64,723
NextEra Energy, Inc.	1,186,454	70,606
Progress Energy, Inc.	427,005	22,665
		268,717
Gas Utilities - 0.0%
ONEOK, Inc.	87,700	7,248
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	273,500	4,187
Constellation Energy Group, Inc.	1,308,919	47,461
The AES Corp. (a)	2,584,506	35,046
		86,694
Multi-Utilities - 0.4%
NiSource, Inc.	494,074	11,858
PG&E Corp.	215,800	8,995
Sempra Energy	942,260	55,819
		76,672
TOTAL UTILITIES		439,331
TOTAL COMMON STOCKS (Cost $10,599,569)		12,791,161
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a) (Cost $90)	2,416	0
Nonconvertible Bonds - 6.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 4,975	$ 6,663
Comcast Corp.:
4.95% 6/15/16	2,207	2,495
5.15% 3/1/20	644	755
6.4% 3/1/40	4,756	6,074
COX Communications, Inc. 4.625% 6/1/13	3,612	3,786
Discovery Communications LLC 3.7% 6/1/15	5,116	5,484
NBCUniversal Media LLC:
3.65% 4/30/15	6,489	6,961
5.15% 4/30/20	7,276	8,410
6.4% 4/30/40	6,271	7,845
News America Holdings, Inc. 7.75% 12/1/45	7,691	9,248
News America, Inc.:
6.15% 3/1/37	1,071	1,233
6.15% 2/15/41	3,755	4,460
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	2,914
5.85% 5/1/17	3,400	4,001
6.2% 7/1/13	2,729	2,922
6.75% 7/1/18	1,378	1,694
Time Warner, Inc.:
3.15% 7/15/15	392	416
5.375% 10/15/41	1,865	2,067
5.875% 11/15/16	4,125	4,878
6.2% 3/15/40	3,821	4,531
6.5% 11/15/36	2,758	3,365
		90,202
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	851
TOTAL CONSUMER DISCRETIONARY		91,053
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	3,211	3,277
Diageo Capital PLC 5.2% 1/30/13	4,139	4,316
FBG Finance Ltd. 5.125% 6/15/15 (f)	3,447	3,802
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,793
5.875% 1/15/36	8,406	8,546
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14	$ 482	$ 532
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	5,490	5,724
		27,990
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	572	677
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,460
6.5% 8/11/17	8,854	10,747
6.75% 2/19/14	436	483
		21,367
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	543
9.7% 11/10/18	16,451	22,394
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,153
7.25% 6/15/37	7,569	9,077
		36,167
TOTAL CONSUMER STAPLES		85,524
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,554	7,033
5.35% 3/15/20 (f)	6,637	7,328
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,895
5% 10/1/21	2,791	2,914
6.5% 4/1/20	1,091	1,215
Noble Holding International Ltd. 3.45% 8/1/15	934	977
Transocean, Inc.:
5.05% 12/15/16	4,522	4,948
6.375% 12/15/21	5,971	7,045
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,152
5.15% 3/15/13	2,673	2,765
		44,272
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 718	$ 831
6.375% 9/15/17	13,514	16,223
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,497
5.7% 5/15/17	424	507
Duke Capital LLC 6.25% 2/15/13	809	849
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,435	1,556
6.45% 11/3/36 (f)	6,493	7,230
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,219
Enbridge Energy Partners LP 4.2% 9/15/21	7,741	8,260
Encana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,679
Enterprise Products Operating LP:
5.6% 10/15/14	715	788
5.65% 4/1/13	563	591
EQT Corp. 4.875% 11/15/21	3,048	3,117
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	4,535	4,611
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	327	378
Marathon Petroleum Corp. 5.125% 3/1/21	4,207	4,568
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	6,234	6,457
Motiva Enterprises LLC 6.85% 1/15/40 (f)	4,294	5,683
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,677
Nexen, Inc.:
5.2% 3/10/15	1,067	1,158
5.875% 3/10/35	1,565	1,687
6.2% 7/30/19	893	1,060
6.4% 5/15/37	1,750	2,004
NGPL PipeCo LLC 6.514% 12/15/12 (f)	1,364	1,317
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,245
5.375% 1/27/21	4,575	4,919
5.75% 1/20/20	15,286	16,815
6.75% 1/27/41	4,120	4,786
7.875% 3/15/19	7,382	9,080
Petroleos Mexicanos:
4.875% 1/24/22 (f)	1,430	1,494
5.5% 1/21/21	7,423	8,136
6% 3/5/20	952	1,083
6.5% 6/2/41 (f)	8,760	9,877
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	$ 149	$ 158
4.25% 9/1/12	718	729
5% 2/1/21	3,381	3,802
6.125% 1/15/17	1,940	2,238
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,472	3,524
5.5% 9/30/14 (f)	5,137	5,516
5.832% 9/30/16 (f)	1,223	1,315
6.332% 9/30/27 (f)	5,910	6,591
6.75% 9/30/19 (f)	3,177	3,765
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	3,193	3,257
Schlumberger Investment SA 3.3% 9/14/21 (f)	4,499	4,644
Southeast Supply Header LLC 4.85% 8/15/14 (f)	543	576
Spectra Energy Capital, LLC 5.65% 3/1/20	455	520
Spectra Energy Partners, LP:
2.95% 6/15/16	1,325	1,349
4.6% 6/15/21	1,733	1,829
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,508
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	4,215	4,457
Western Gas Partners LP 5.375% 6/1/21	7,979	8,514
XTO Energy, Inc.:
4.9% 2/1/14	394	425
5% 1/31/15	1,414	1,582
5.65% 4/1/16	970	1,145
		202,826
TOTAL ENERGY		247,098
FINANCIALS - 3.1%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
5.75% 1/24/22	5,717	5,966
5.95% 1/18/18	4,684	5,063
6% 6/15/20	4,000	4,251
6.15% 4/1/18	1,671	1,811
6.75% 10/1/37	8,872	8,877
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,899
Lazard Group LLC:
6.85% 6/15/17	4,528	4,922
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 1,616	$ 1,742
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	2,853	2,718
6.4% 8/28/17	4,179	4,401
Morgan Stanley:
4.75% 4/1/14	3,169	3,206
5.625% 9/23/19	1,795	1,794
5.75% 1/25/21	8,300	8,225
6% 4/28/15	2,091	2,203
6.625% 4/1/18	1,257	1,333
7.3% 5/13/19	6,528	7,044
		75,455
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	16,045	16,312
Credit Suisse New York Branch 6% 2/15/18	15,195	16,006
Discover Bank:
7% 4/15/20	4,639	5,257
8.7% 11/18/19	2,425	2,918
Fifth Third Bancorp:
4.5% 6/1/18	584	605
8.25% 3/1/38	4,070	5,213
Fifth Third Bank 4.75% 2/1/15	951	1,003
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	4,393	4,360
HBOS PLC 6.75% 5/21/18 (f)	560	503
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,157
JPMorgan Chase Bank 6% 10/1/17	2,460	2,761
KeyBank NA:
5.45% 3/3/16	2,765	3,038
5.8% 7/1/14	5,776	6,251
KeyCorp. 5.1% 3/24/21	3,752	4,077
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,830
5% 1/17/17	9,004	9,615
5.25% 9/4/12	2,221	2,269
Regions Bank:
6.45% 6/26/37	6,564	6,039
7.5% 5/15/18	3,852	4,199
Regions Financial Corp.:
0.7438% 6/26/12 (l)	499	499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
5.75% 6/15/15	$ 1,443	$ 1,475
7.75% 11/10/14	6,740	7,196
UnionBanCal Corp. 5.25% 12/16/13	777	805
Wachovia Bank NA:
4.8% 11/1/14	551	593
4.875% 2/1/15	1,653	1,788
Wachovia Corp.:
5.625% 10/15/16	3,991	4,486
5.75% 6/15/17	2,371	2,756
Wells Fargo & Co.:
3.625% 4/15/15	4,435	4,753
3.676% 6/15/16	3,236	3,468
		124,232
Consumer Finance - 0.2%
Discover Financial Services:
6.45% 6/12/17	12,103	13,286
10.25% 7/15/19	862	1,099
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,738
2.95% 5/9/16	1,523	1,593
3.5% 6/29/15	1,574	1,677
5.625% 9/15/17	15,752	18,163
HSBC Finance Corp. 5.9% 6/19/12	855	867
		42,423
Diversified Financial Services - 0.6%
Bank of America Corp.:
5.65% 5/1/18	1,270	1,318
5.75% 12/1/17	11,990	12,553
BP Capital Markets PLC:
3.125% 10/1/15	968	1,037
3.625% 5/8/14	7,827	8,285
4.5% 10/1/20	961	1,084
4.742% 3/11/21	6,000	6,912
Capital One Capital V 10.25% 8/15/39	4,592	4,787
Citigroup, Inc.:
4.5% 1/14/22	5,949	6,110
4.75% 5/19/15	11,282	11,956
5.875% 1/30/42	2,631	2,797
6.5% 8/19/13	19,655	20,828
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16	$ 10,650	$ 10,967
4.35% 8/15/21	8,020	8,412
4.5% 1/24/22	10,234	10,871
5.4% 1/6/42	3,311	3,572
TECO Finance, Inc.:
4% 3/15/16	1,828	1,934
5.15% 3/15/20	10,344	11,621
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	1,303	1,270
		126,314
Insurance - 0.6%
Allstate Corp. 5.2% 1/15/42	1,740	1,904
American International Group, Inc. 4.875% 9/15/16	4,884	5,137
Aon Corp.:
3.125% 5/27/16	4,391	4,532
3.5% 9/30/15	3,180	3,325
5% 9/30/20	2,475	2,771
6.25% 9/30/40	2,120	2,636
Assurant, Inc. 5.625% 2/15/14	2,245	2,377
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	481
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	1,750	1,737
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	299
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	8,525	8,505
6.5% 3/15/35 (f)	1,315	1,380
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	4,969
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	3,797
MetLife, Inc.:
5% 6/15/15	941	1,042
5.875% 2/6/41	803	981
6.75% 6/1/16	5,158	6,174
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)	452	472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (f)	$ 4,625	$ 4,992
Monumental Global Funding III 5.5% 4/22/13 (f)	2,585	2,694
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,203	4,217
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,064
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,353	4,446
Pacific LifeCorp 6% 2/10/20 (f)	5,390	5,894
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,645
4.5% 11/16/21	4,800	5,146
5.15% 1/15/13	2,934	3,042
5.8% 11/16/41	5,027	5,616
6.2% 11/15/40	2,535	2,913
7.375% 6/15/19	2,520	3,118
Symetra Financial Corp. 6.125% 4/1/16 (f)	5,955	6,095
Unum Group:
5.625% 9/15/20	3,667	3,895
7.125% 9/30/16	869	994
		117,290
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,925	1,948
AvalonBay Communities, Inc. 4.95% 3/15/13	296	306
BRE Properties, Inc. 5.5% 3/15/17	977	1,070
Camden Property Trust:
5.375% 12/15/13	3,103	3,232
5.875% 11/30/12	542	555
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,610	5,759
5.375% 10/15/12	4,036	4,075
7.5% 4/1/17	4,622	5,195
Duke Realty LP:
4.625% 5/15/13	967	999
5.875% 8/15/12	98	100
Equity One, Inc.:
5.375% 10/15/15	948	1,002
6% 9/15/17	717	770
6.25% 12/15/14	1,000	1,080
6.25% 1/15/17	399	432
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 355	$ 375
5.9% 4/1/20	1,860	2,097
6% 7/15/12	3,443	3,497
6.2% 1/15/17	501	567
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,810
6.25% 6/15/17	996	1,064
6.65% 1/15/18	676	728
Washington (REIT) 5.25% 1/15/14	476	499
		37,160
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	2,086	2,150
BioMed Realty LP:
3.85% 4/15/16	7,000	7,203
6.125% 4/15/20	2,467	2,769
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	134
5.75% 4/1/12	2,217	2,221
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,808
5.25% 3/15/21	4,138	4,356
Duke Realty LP:
5.4% 8/15/14	771	823
5.5% 3/1/16	3,075	3,263
6.75% 3/15/20	560	651
8.25% 8/15/19	2,489	3,095
ERP Operating LP:
4.625% 12/15/21	12,970	13,892
4.75% 7/15/20	5,288	5,672
5.5% 10/1/12	382	392
5.75% 6/15/17	2,042	2,323
Liberty Property LP:
4.75% 10/1/20	7,482	7,731
5.125% 3/2/15	1,229	1,303
5.5% 12/15/16	1,772	1,941
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,263
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,200
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	2,258	2,298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (f)	$ 816	$ 835
5.7% 4/15/17 (f)	1,991	2,042
Regency Centers LP:
4.95% 4/15/14	494	518
5.25% 8/1/15	1,725	1,857
5.875% 6/15/17	877	980
Simon Property Group LP:
2.8% 1/30/17	1,468	1,527
4.125% 12/1/21	4,110	4,440
4.2% 2/1/15	2,640	2,816
6.75% 5/15/14	5,698	6,276
Tanger Properties LP:
6.125% 6/1/20	8,866	10,096
6.15% 11/15/15	1,254	1,406
		103,281
TOTAL FINANCIALS		626,155
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	7,000	7,311
Celgene Corp. 2.45% 10/15/15	907	932
		8,243
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	6,772	7,272
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,603
6.3% 8/15/14	2,925	3,201
Express Scripts, Inc.:
3.125% 5/15/16	6,890	7,124
6.25% 6/15/14	1,991	2,192
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,762
4.125% 9/15/20	5,031	5,223
		28,377
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,137
TOTAL HEALTH CARE		37,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	$ 846	$ 893
6.375% 6/1/19 (f)	5,000	5,746
		6,639
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3,058	3,211
6.9% 7/2/19	807	860
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,678	1,695
8.36% 1/20/19	1,357	1,377
		7,143
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	10,356	12,224
TOTAL INDUSTRIALS		26,006
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	3,963
6% 10/1/12	4,552	4,691
6.55% 10/1/17	1,119	1,322
		9,976
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	545	580
4.5% 5/15/21	2,447	2,497
5.5% 5/15/12	1,881	1,897
		4,974
TOTAL INFORMATION TECHNOLOGY		14,950
MATERIALS - 0.3%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	6,139	6,531
4.25% 11/15/20	3,349	3,585
4.85% 8/15/12	3,469	3,530
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 3,238	$ 3,560
7.6% 5/15/14	10,939	12,432
		29,638
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,347
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	1,278	1,470
ArcelorMittal SA 3.75% 3/1/16	2,109	2,116
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,602
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	6,889	7,059
6.375% 11/30/12 (f)	1,618	1,673
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	4,681	4,990
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,148
		22,058
TOTAL MATERIALS		54,043
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,991
6.8% 5/15/36	9,241	11,798
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,534
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,541
6.45% 6/15/21	4,786	5,066
7.6% 9/15/39	1,011	1,035
Embarq Corp. 7.995% 6/1/36	3,741	3,992
Telefonica Emisiones SAU:
5.134% 4/27/20	772	762
5.462% 2/16/21	4,994	5,022
6.421% 6/20/16	939	1,012
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,260
6.25% 4/1/37	4,611	5,653
		49,666
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV:
2.375% 9/8/16	$ 9,279	$ 9,476
3.625% 3/30/15	1,082	1,142
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	8,810	10,248
6.35% 3/15/40	2,500	2,944
Vodafone Group PLC 5% 12/16/13	2,696	2,893
		26,703
TOTAL TELECOMMUNICATION SERVICES		76,369
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	377
AmerenUE 6.4% 6/15/17	3,507	4,223
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,166
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,410	5,683
6.4% 9/15/20 (f)	10,602	11,446
Edison International 3.75% 9/15/17	4,275	4,544
EDP Finance BV:
4.9% 10/1/19 (f)	942	743
6% 2/2/18 (f)	854	727
Enel Finance International SA 5.7% 1/15/13 (f)	305	312
FirstEnergy Corp. 7.375% 11/15/31	9,223	11,750
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,943
6.05% 8/15/21	6,625	7,550
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	4,983
3.75% 11/15/20	984	1,000
Nevada Power Co.:
6.5% 5/15/18	5,290	6,466
6.5% 8/1/18	1,844	2,257
Pacific Gas & Electric Co. 3.25% 9/15/21	1,084	1,118
Pennsylvania Electric Co. 6.05% 9/1/17	618	710
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,790
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,943
		77,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	$ 357	$ 404
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,360	2,434
		2,838
Independent Power Producers & Energy Traders - 0.0%
Duke Capital LLC 5.668% 8/15/14	2,413	2,615
PSEG Power LLC 2.75% 9/15/16	1,703	1,730
		4,345
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.8793% 9/30/66 (l)	13,426	11,429
7.5% 6/30/66 (l)	3,828	4,048
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,318
6.5% 9/15/37	3,287	4,252
National Grid PLC 6.3% 8/1/16	407	473
NiSource Finance Corp.:
4.45% 12/1/21	2,779	2,942
5.25% 9/15/17	682	759
5.4% 7/15/14	6,582	7,177
5.45% 9/15/20	980	1,106
5.8% 2/1/42	3,785	4,039
5.95% 6/15/41	8,000	8,999
6.25% 12/15/40	1,664	1,911
6.4% 3/15/18	1,557	1,839
6.8% 1/15/19	4,065	4,874
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,554	3,643
		60,809
TOTAL UTILITIES		145,723
TOTAL NONCONVERTIBLE BONDS (Cost $1,279,453)		1,404,678
U.S. Government and Government Agency Obligations - 9.9%

U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 3.875% 2/15/21	39,390	44,717
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 27,504	$ 37,766
2.125% 2/15/41	72,548	100,091
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		137,857
U.S. Treasury Obligations - 9.0%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.09% 3/1/12 to 5/24/12 (h)	10,500	10,499
U.S. Treasury Bonds:
3.125% 2/15/42	51,121	51,377
3.75% 8/15/41	49,720	56,277
4.375% 5/15/41	123,612	155,326
U.S. Treasury Notes:
0.25% 1/31/14	45,684	45,643
0.25% 9/15/14	11,228	11,189
0.5% 8/15/14	99,820	100,132
0.625% 7/15/14	611,211	615,031
0.875% 11/30/16	17,691	17,738
0.875% 2/28/17	53,199	53,207
1% 9/30/16	40,331	40,725
1.375% 2/28/19	23,966	23,932
2% 11/15/21	110,663	111,182
2% 2/15/22	99,197	99,368
3.125% 4/30/17 (i)	222,620	247,439
3.125% 5/15/21	178,667	198,306
TOTAL U.S. TREASURY OBLIGATIONS		1,837,371
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,920,807)		2,019,945
U.S. Government Agency - Mortgage Securities - 6.1%

Fannie Mae - 4.2%
2.303% 6/1/36 (l)	182	193
2.635% 7/1/37 (l)	584	622
3% 3/1/27 (g)	8,000	8,303
3.5% 1/1/21 to 6/1/26	842	887
3.5% 3/1/42 (g)	80,400	83,102
3.5% 3/1/42 (g)	34,200	35,349
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/42 (g)	$ 40,400	$ 41,758
3.5% 3/1/42 (g)	60,500	62,533
3.5% 3/1/42 (g)	19,900	20,569
3.5% 3/1/42 (g)	200	207
4% 9/1/26 to 11/1/41	87,719	92,932
4% 9/1/41	149	158
4% 10/1/41	11,170	11,815
4.5% 4/1/18 to 11/1/41	139,544	150,287
4.5% 3/1/27 (g)	1,000	1,070
4.5% 3/1/42 (g)	10,000	10,658
5% 12/1/25 to 5/1/40	69,141	74,708
5% 3/1/42 (g)	20,500	22,139
5% 3/1/42 (g)	5,400	5,832
5% 3/1/42 (g)	7,000	7,560
5.5% 9/1/24 to 3/1/40	82,872	90,442
6% 6/1/35 to 4/1/40	118,850	130,810
TOTAL FANNIE MAE		851,934
Freddie Mac - 1.0%
3.149% 10/1/35 (l)	266	283
4% 12/1/40 to 11/1/41	13,208	14,024
4% 9/1/41	938	990
4% 3/1/42 (g)	23,000	24,127
4.5% 7/1/25 to 10/1/41	56,715	60,599
4.5% 3/1/42 (g)	28,400	30,168
5% 3/1/19 to 9/1/40	49,026	52,974
5.5% 1/1/28 to 3/1/40	25,794	27,973
6% 7/1/37 to 8/1/37	1,412	1,559
6.5% 3/1/36	1,456	1,640
TOTAL FREDDIE MAC		214,337
Ginnie Mae - 0.9%
3.5% 12/15/41 to 2/15/42	17,199	18,055
4% 1/15/25 to 11/15/41	40,062	43,227
4% 3/1/42 (g)	5,200	5,600
4.5% 5/15/39 to 3/20/41	55,610	60,776
4.5% 3/1/42 (g)	1,400	1,526
5% 5/15/34 to 9/15/41	33,080	36,678
5% 3/1/42 (g)	1,500	1,657
5% 3/1/42 (g)	7,000	7,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/31 to 1/15/39	$ 1,531	$ 1,708
6% 2/15/34 to 9/20/38	15,128	17,063
TOTAL GINNIE MAE		194,022
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,242,920)		1,260,293
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (l)	1,324	715
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (l)	454	318
Series 2005-HE2 Class M2, 0.694% 4/25/35 (l)	117	114
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	688	7
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	3,320	3,386
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,477
Series 2011-3 Class A2, 1.81% 5/15/16	5,770	5,846
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (l)	91	72
Series 2004-R2 Class M3, 0.794% 4/25/34 (l)	147	46
Series 2005-R2 Class M1, 0.694% 4/25/35 (l)	2,266	1,967
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (l)	53	38
Series 2004-W11 Class M2, 0.944% 11/25/34 (l)	616	438
Series 2004-W7 Class M1, 0.794% 5/25/34 (l)	1,600	1,145
Series 2006-W4 Class A2C, 0.404% 5/25/36 (l)	1,453	355
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (l)	2,779	1,884
Series 2006-HE2 Class M1, 0.614% 3/25/36 (l)	120	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (d)(f)(l)	6,960	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (l)	1,537	1,355
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	583	586
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (f)(l)	304	226
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class B, 0.9955% 7/20/39 (f)(l)	$ 290	$ 119
Class C, 1.3455% 7/20/39 (f)(l)	372	8
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (l)	1,978	626
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,514
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.514% 10/25/35 (l)	1,083	1,069
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (l)	12	12
Series 2007-4 Class A1A, 0.3963% 9/25/37 (l)	273	266
Series 2007-5 Class 2A1, 0.344% 9/25/47 (l)	1,692	1,680
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (l)	175	77
Series 2004-4 Class M2, 1.039% 6/25/34 (l)	645	292
Series 2005-3 Class MV1, 0.664% 8/25/35 (l)	241	237
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (l)	43	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (l)	319	186
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.069% 3/25/34 (l)	25	3
Series 2006-FF14 Class A2, 0.304% 10/25/36 (l)	786	770
Ford Credit Automobile Lease Trust Series 2012-A Class A4, 1.03% 4/15/15	9,290	9,288
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	7,020	7,088
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (l)	1,041	329
Class M4, 0.924% 1/25/35 (l)	399	90
Series 2006-D Class M1, 0.474% 11/25/36 (l)	69	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (f)(l)	3,122	1,093
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	886	815
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (f)(l)	235	219
Series 2006-2A:
Class A, 0.4285% 11/15/34 (f)(l)	1,591	1,316
Class B, 0.5285% 11/15/34 (f)(l)	574	370
Class C, 0.6285% 11/15/34 (f)(l)	954	472
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9985% 11/15/34 (f)(l)	$ 363	$ 80
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (l)	542	414
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (f)(l)	33	33
Class C, 0.794% 9/25/46 (f)(l)	1,676	855
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (l)	393	268
Series 2003-3 Class M1, 1.534% 8/25/33 (l)	766	552
Series 2003-5 Class A2, 0.944% 12/25/33 (l)	36	26
Series 2005-5 Class 2A2, 0.494% 11/25/35 (l)	8	8
Series 2006-1 Class 2A3, 0.469% 4/25/36 (l)	427	423
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (l)	1,642	478
Hyundai Automobile Receivables Trust Series 2012-A Class A4, 1.27% 12/15/16	9,830	9,829
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (l)	3,185	61
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (l)	1,641	1,358
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (l)	652	572
Series 2006-A Class 2C, 1.7238% 3/27/42 (l)	2,909	780
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (l)	92	55
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	11	11
Class C, 5.691% 10/20/28 (f)	5	5
Class D, 6.01% 10/20/28 (f)	60	60
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (l)	861	15
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (l)	169	105
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (l)	581	389
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (l)	1,805	1,340
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (l)	3,101	2,318
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (l)	63	48
Series 2005-NC1 Class M1, 0.684% 1/25/35 (l)	439	277
Series 2005-NC2 Class B1, 1.414% 3/25/35 (l)	457	58
Series 2007-HE2 Class M1, 0.494% 1/25/37 (l)	2,038	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (n)	$ 1,638	$ 111
Series 2006-4 Class D, 1.344% 5/25/32 (l)	2,225	5
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,587	25
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	1,303	29
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (l)	1,566	666
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (d)(f)(l)	621	0
Series 2006-1A Class A, 1.6455% 3/20/11 (d)(f)(l)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (l)	16	16
Series 2007-6 Class 2A1, 0.304% 7/25/37 (l)	83	82
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (l)	585	247
Class M4, 1.694% 9/25/34 (l)	750	164
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (l)	1,620	722
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (l)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (l)	1,466	894
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (f)(l)	585	560
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (l)	1,396	633
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (l)	71	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	575	593
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (l)	32	23
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (f)(l)	2,165	65
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	974	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (f)(l)	1,964	1,041
TOTAL ASSET-BACKED SECURITIES (Cost $93,017)		91,270
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (f)(l)(n)	30,101	1,439
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (l)	2,097	1,591
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,468	323
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (f)(l)	14	14
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (l)	1,288	1,185
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (l)	206	125
Series 2006-1A Class C2, 1.4455% 12/20/54 (f)(l)	7,110	4,337
Series 2006-2 Class C1, 1.1855% 12/20/54 (l)	5,920	3,611
Series 2006-3 Class C2, 0.7455% 12/20/54 (l)	1,233	752
Series 2006-4:
Class B1, 0.4255% 12/20/54 (l)	4,556	3,836
Class C1, 1.0055% 12/20/54 (l)	2,785	1,699
Class M1, 0.5855% 12/20/54 (l)	1,198	913
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (l)	2,417	1,474
Class 1M1, 0.5455% 12/20/54 (l)	1,611	1,228
Class 2C1, 1.2055% 12/20/54 (l)	1,098	670
Class 2M1, 0.7455% 12/20/54 (l)	2,067	1,576
Series 2007-2 Class 2C1, 0.676% 12/17/54 (l)	2,864	1,747
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (l)	472	339
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,231	2,350
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (l)	2,126	1,603
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	669
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (l)	$ 906	$ 533
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (l)	1,619	1,088
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (l)	2,193	1,706
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (f)(l)	1,368	1,111
Class B6, 3.1048% 7/10/35 (f)(l)	291	232
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (f)(l)	295	274
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	63
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (l)	39	28
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (l)	391	362
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (l)	3,593	2,740
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,589)		39,618
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (l)	966	977
Class A3, 7.1326% 2/14/43 (l)	1,043	1,062
Class A6, 7.4526% 2/14/43 (l)	1,537	1,567
Class PS1, 1.4363% 2/14/43 (l)(n)	3,517	39
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (l)	1,285	1,371
Series 2006-5:
Class A2, 5.317% 9/10/47	4,312	4,377
Class A3, 5.39% 9/10/47	1,832	1,936
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,803
Series 2007-4 Class A3, 5.9813% 2/10/51 (l)	1,310	1,392
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	154
Series 2007-3:
Class A3, 5.8426% 6/10/49 (l)	2,194	2,300
Class A4, 5.8426% 6/10/49 (l)	2,739	3,027
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 2,878	$ 3,244
Series 2004-2:
Class A3, 4.05% 11/10/38	180	183
Class A4, 4.153% 11/10/38	1,666	1,731
Series 2005-1 Class A3, 4.877% 11/10/42	545	545
Series 2007-1 Class A2, 5.381% 1/15/49	1,624	1,623
Series 2001-3 Class H, 6.562% 4/11/37 (f)	735	737
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	123	123
Class K, 6.15% 5/11/35 (f)	611	595
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	4,082	4,331
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (f)(l)	564	547
Class D, 0.6085% 3/15/22 (f)(l)	572	555
Class E, 0.6485% 3/15/22 (f)(l)	472	458
Class F, 0.7185% 3/15/22 (f)(l)	676	649
Class G, 0.7785% 3/15/22 (f)(l)	438	412
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (f)(l)	944	906
Class E, 0.4885% 10/15/19 (f)(l)	956	908
Class F, 0.5585% 10/15/19 (f)(l)	2,868	2,696
Class G, 0.5785% 10/15/19 (f)(l)	1,350	1,201
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (f)(l)	72	51
Series 2004-1:
Class A, 0.604% 4/25/34 (f)(l)	1,220	982
Class B, 2.144% 4/25/34 (f)(l)	137	79
Class M1, 0.804% 4/25/34 (f)(l)	110	76
Class M2, 1.444% 4/25/34 (f)(l)	101	70
Series 2005-2A:
Class A1, 0.554% 8/25/35 (f)(l)	1,632	1,066
Class M1, 0.674% 8/25/35 (f)(l)	89	46
Class M2, 0.724% 8/25/35 (f)(l)	146	67
Class M3, 0.744% 8/25/35 (f)(l)	81	32
Series 2005-3A:
Class A2, 0.644% 11/25/35 (f)(l)	590	390
Class M1, 0.684% 11/25/35 (f)(l)	77	44
Class M2, 0.734% 11/25/35 (f)(l)	98	54
Class M3, 0.754% 11/25/35 (f)(l)	88	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M4, 0.844% 11/25/35 (f)(l)	$ 110	$ 53
Series 2005-4A:
Class A2, 0.634% 1/25/36 (f)(l)	1,470	911
Class B1, 1.644% 1/25/36 (f)(l)	127	17
Class M1, 0.694% 1/25/36 (f)(l)	474	205
Class M2, 0.714% 1/25/36 (f)(l)	142	55
Class M3, 0.744% 1/25/36 (f)(l)	208	73
Class M4, 0.854% 1/25/36 (f)(l)	115	36
Class M5, 0.894% 1/25/36 (f)(l)	115	31
Class M6, 0.944% 1/25/36 (f)(l)	122	24
Series 2006-1:
Class A2, 0.604% 4/25/36 (f)(l)	230	159
Class M1, 0.624% 4/25/36 (f)(l)	82	46
Class M2, 0.644% 4/25/36 (f)(l)	87	46
Class M3, 0.664% 4/25/36 (f)(l)	75	37
Class M4, 0.764% 4/25/36 (f)(l)	42	19
Class M5, 0.804% 4/25/36 (f)(l)	41	16
Class M6, 0.884% 4/25/36 (f)(l)	82	31
Series 2006-2A:
Class A1, 0.474% 7/25/36 (f)(l)	3,410	2,159
Class A2, 0.524% 7/25/36 (f)(l)	203	122
Class B1, 1.114% 7/25/36 (f)(l)	76	9
Class B3, 2.944% 7/25/36 (f)(l)	115	5
Class M1, 0.554% 7/25/36 (f)(l)	213	85
Class M2, 0.574% 7/25/36 (f)(l)	150	54
Class M3, 0.594% 7/25/36 (f)(l)	124	40
Class M4, 0.664% 7/25/36 (f)(l)	84	24
Class M5, 0.714% 7/25/36 (f)(l)	103	26
Class M6, 0.784% 7/25/36 (f)(l)	154	25
Series 2006-3A:
Class B1, 1.044% 10/25/36 (f)(l)	148	3
Class M4, 0.674% 10/25/36 (f)(l)	165	16
Class M5, 0.724% 10/25/36 (f)(l)	197	14
Class M6, 0.804% 10/25/36 (f)(l)	387	18
Series 2006-4A:
Class A1, 0.474% 12/25/36 (f)(l)	841	557
Class A2, 0.514% 12/25/36 (f)(l)	4,112	2,097
Class B1, 0.944% 12/25/36 (f)(l)	132	12
Class B2, 1.494% 12/25/36 (f)(l)	134	8
Class B3, 2.694% 12/25/36 (f)(l)	82	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.534% 12/25/36 (f)(l)	$ 274	$ 104
Class M2, 0.554% 12/25/36 (f)(l)	182	61
Class M3, 0.584% 12/25/36 (f)(l)	184	54
Class M4, 0.644% 12/25/36 (f)(l)	222	51
Class M5, 0.684% 12/25/36 (f)(l)	203	33
Class M6, 0.764% 12/25/36 (f)(l)	182	22
Series 2007-1:
Class A2, 0.514% 3/25/37 (f)(l)	858	412
Class B1, 0.914% 3/25/37 (f)(l)	275	20
Class B2, 1.394% 3/25/37 (f)(l)	175	8
Class M1, 0.514% 3/25/37 (f)(l)	240	78
Class M2, 0.534% 3/25/37 (f)(l)	179	46
Class M3, 0.564% 3/25/37 (f)(l)	160	32
Class M4, 0.614% 3/25/37 (f)(l)	130	19
Class M5, 0.664% 3/25/37 (f)(l)	200	25
Class M6, 0.744% 3/25/37 (f)(l)	280	29
Series 2007-2A:
Class A1, 0.514% 7/25/37 (f)(l)	803	414
Class A2, 0.564% 7/25/37 (f)(l)	753	264
Class B1, 1.844% 7/25/37 (f)(l)	233	9
Class B2, 2.494% 7/25/37 (f)(l)	75	4
Class M1, 0.614% 7/25/37 (f)(l)	263	40
Class M2, 0.654% 7/25/37 (f)(l)	145	16
Class M3, 0.734% 7/25/37 (f)(l)	146	13
Class M4, 0.894% 7/25/37 (f)(l)	289	23
Class M5, 0.994% 7/25/37 (f)(l)	255	17
Class M6, 1.244% 7/25/37 (f)(l)	324	17
Series 2007-3:
Class A2, 0.534% 7/25/37 (f)(l)	880	377
Class B1, 1.194% 7/25/37 (f)(l)	196	16
Class B2, 1.844% 7/25/37 (f)(l)	491	26
Class B3, 4.244% 7/25/37 (f)(l)	61	1
Class M1, 0.554% 7/25/37 (f)(l)	175	58
Class M2, 0.584% 7/25/37 (f)(l)	187	51
Class M3, 0.614% 7/25/37 (f)(l)	294	65
Class M4, 0.744% 7/25/37 (f)(l)	462	82
Class M5, 0.844% 7/25/37 (f)(l)	242	32
Class M6, 1.044% 7/25/37 (f)(l)	184	20
Series 2007-4A:
Class B1, 2.794% 9/25/37 (f)(l)	198	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.194% 9/25/37 (f)(l)	$ 299	$ 26
Class M2, 1.294% 9/25/37 (f)(l)	299	18
Class M4, 1.844% 9/25/37 (f)(l)	759	33
Class M5, 1.994% 9/25/37 (f)(l)	759	24
Class M6, 2.194% 9/25/37 (f)(l)	762	16
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(n)	2,457	90
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(l)(n)	6,085	576
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (f)(l)	458	440
Class J, 1.0985% 3/15/19 (f)(l)	447	384
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (f)(l)	653	560
Class E, 0.5485% 3/15/22 (f)(l)	3,391	2,875
Class F, 0.5985% 3/15/22 (f)(l)	2,081	1,723
Class G, 0.6485% 3/15/22 (f)(l)	534	437
Class H, 0.7985% 3/15/22 (f)(l)	653	521
Class J, 0.9485% 3/15/22 (f)(l)	653	508
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	69	70
Series 2004-PWR3 Class A3, 4.487% 2/11/41	387	395
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,766
Series 2007-PW16:
Class A4, 5.9038% 6/11/40 (l)	769	882
Class AAB, 5.9038% 6/11/40 (l)	6,290	6,850
Series 2007-PW18:
Class A2, 5.613% 6/11/50	382	396
Class A4, 5.7% 6/11/50	5,820	6,682
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,845
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (f)(l)(n)	13,836	165
Series 2006-T22 Class A4, 5.7044% 4/12/38 (l)	164	186
Series 2006-T24 Class X2, 0.6237% 10/12/41 (f)(l)(n)	3,433	26
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (f)(l)(n)	92,485	1,035
Series 2007-T28 Class X2, 0.3272% 9/11/42 (f)(l)(n)	49,759	326
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (f)(l)	$ 802	$ 661
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,610
Class XCL, 1.5913% 5/15/35 (f)(l)(n)	5,400	126
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (f)(l)	275	263
Class H, 0.6235% 8/15/21 (f)(l)	468	438
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	10,316
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,948	1,856
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	1,201	1,201
Class A2, 5.8853% 12/10/49 (l)	1,600	1,613
Class A4, 5.8853% 12/10/49 (l)	4,371	5,030
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (l)	1,238	1,275
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,943	6,522
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,367
Class C, 5.476% 12/11/49	2,474	709
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (l)	1,314	1,410
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	237
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (f)(l)	85	82
Class H, 0.8685% 4/15/17 (f)(l)	188	163
Class J, 1.0985% 4/15/17 (f)(l)	144	101
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (f)(l)	1,003	922
Class D, 0.5885% 11/15/17 (f)(l)	52	48
Class E, 0.6385% 11/15/17 (f)(l)	185	166
Class F, 0.6985% 11/15/17 (f)(l)	204	182
Class G, 0.7485% 11/15/17 (f)(l)	141	124
Series 2006-CN2A:
Class A2FL, 0.4825% 2/5/19 (f)(l)	1,940	1,835
Class AJFL, 0.5225% 2/5/19 (l)	890	863
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (f)(l)	$ 1,872	$ 1,678
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,895
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	2,291	2,228
Class AJFX, 5.478% 2/5/19 (f)	4,140	4,115
Series 2007-C9 Class A4, 6.0069% 12/10/49 (l)	2,907	3,360
Series 2006-C8 Class XP, 0.6566% 12/10/46 (l)(n)	16,816	148
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	10	10
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,762
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)	4,760	4,823
Class A3, 5.542% 1/15/49 (l)	2,628	2,861
Series 2007-C3 Class A4, 5.9018% 6/15/39 (l)	790	861
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,549	4,638
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (l)(n)	11,239	135
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,189	1,302
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (f)(l)	4,688	3,481
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	68	68
Class A4, 4.75% 1/15/37	612	645
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (l)(n)	512	1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (f)(l)(n)	2,063	3
Series 2006-C1 Class A3, 5.5944% 2/15/39 (l)	4,872	5,206
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (f)(l)	497	446
Class C:
0.4185% 2/15/22 (f)(l)	2,047	1,816
0.5185% 2/15/22 (f)(l)	731	641
Class F, 0.5685% 2/15/22 (f)(l)	1,462	1,267
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (l)(n)	20,525	152
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class B, 5.487% 2/15/40 (f)(l)	$ 2,009	$ 301
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	865	873
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,625
Series 2001-1 Class X1, 1.5729% 5/15/33 (f)(l)(n)	1,500	13
Series 2007-C1 Class XP, 0.3493% 12/10/49 (l)(n)	20,949	92
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (l)(n)	4,556	8
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (f)(l)	494	480
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,706
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,241
Series 2006-GG7 Class A3, 6.079% 7/10/38 (l)	2,570	2,570
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (f)(l)(n)	27,876	173
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (f)(l)	298	284
Class F, 0.7025% 6/6/20 (f)(l)	916	865
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(l)	1,650	1,606
Class D, 2.3636% 3/6/20 (f)(l)	3,090	2,995
Class F, 2.8433% 3/6/20 (f)(l)	136	131
Class G, 3.0177% 3/6/20 (f)(l)	67	64
Class H, 3.5846% 3/6/20 (f)(l)	62	59
Class J, 4.4568% 3/6/20 (f)(l)	85	82
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	316	321
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (f)(l)(n)	19,996	43
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,782	3,843
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	626	630
Series 2007-GG10 Class A2, 5.778% 8/10/45	430	438
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (f)(l)	$ 722	$ 672
Class C, 0.4585% 11/15/18 (f)(l)	513	462
Class D, 0.4785% 11/15/18 (f)(l)	228	201
Class E, 0.5285% 11/15/18 (f)(l)	327	282
Class F, 0.5785% 11/15/18 (f)(l)	492	418
Class G, 0.6085% 11/15/18 (f)(l)	426	349
Class H, 0.7485% 11/15/18 (f)(l)	327	255
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (l)	3,229	3,343
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	949
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	499	522
Class A3, 5.336% 5/15/47	548	603
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (l)	4,608	5,244
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (l)	3,581	3,612
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,475	2,476
Class A3, 5.42% 1/15/49	3,616	4,046
Series 2005-CB13 Class E, 5.5259% 1/12/43 (f)(l)	665	34
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,174	9,360
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	356
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (l)	112	42
Class C, 5.9303% 2/12/49 (l)	294	86
Class D, 5.9303% 2/12/49 (l)	309	43
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	251	64
Class CS, 5.466% 1/15/49 (l)	108	13
Class ES, 5.7445% 1/15/49 (f)(l)	679	36
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	34	34
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (l)	1,054	1,201
Series 1998-C1 Class D, 6.98% 2/18/30	187	190
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	178	180
Series 2006-C6 Class A2, 5.262% 9/15/39 (l)	110	111
Series 2006-C7:
Class A2, 5.3% 11/15/38	789	790
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A3, 5.347% 11/15/38	$ 979	$ 1,105
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,594
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,248
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (l)(n)	2,989	6
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (l)(n)	5,603	60
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (l)(n)	2,095	18
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,642	1,860
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,587
Class XCP, 0.431% 9/15/45 (l)(n)	96,030	697
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (f)(l)	421	377
Class E, 0.5385% 9/15/21 (f)(l)	1,518	1,313
Class F, 0.5885% 9/15/21 (f)(l)	1,255	1,048
Class G, 0.6085% 9/15/21 (f)(l)	2,478	1,996
Class H, 0.6485% 9/15/21 (f)(l)	639	489
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,335
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (l)	891	899
Series 2005-LC1 Class F, 5.5568% 1/12/44 (f)(l)	1,143	638
Series 2006-C1 Class A2, 5.8093% 5/12/39 (l)	1,218	1,261
Series 2007-C1 Class A4, 6.0271% 6/12/50 (l)	4,974	5,595
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,193
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (l)	198	198
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (l)	1,398	1,421
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,080	1,147
Series 2007-5:
Class A3, 5.364% 8/12/48	512	525
Class A4, 5.378% 8/12/48	53	57
Class B, 5.479% 8/12/48	3,942	986
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	10,897	11,818
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	4,599	4,974
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	5,149	5,418
Series 2006-4 Class XP, 0.8109% 12/12/49 (l)(n)	20,867	348
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,314	410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.9345% 6/12/50 (l)	$ 114	$ 10
Series 2007-8 Class A3, 6.1644% 8/12/49 (l)	1,133	1,259
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (f)(l)	393	228
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (f)(l)	754	683
Class D, 0.439% 10/15/20 (f)(l)	732	660
Class E, 0.499% 10/15/20 (f)(l)	916	779
Class F, 0.549% 10/15/20 (f)(l)	550	418
Class G, 0.589% 10/15/20 (f)(l)	680	497
Class H, 0.679% 10/15/20 (f)(l)	428	248
Class J, 0.829% 10/15/20 (f)(l)	250	104
Class MHRO, 0.939% 10/15/20 (f)(l)	532	447
Class NHRO, 1.139% 10/15/20 (f)(l)	805	660
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,380
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	666	699
Series 2007-IQ13 Class A1, 5.05% 3/15/44	11	11
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (f)(l)(n)	8,839	36
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (l)	434	437
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (l)	983	1,019
Class A4, 5.895% 10/15/42 (l)	394	445
Series 2006-T23 Class A3, 5.986% 8/12/41 (l)	671	701
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,971	2,160
Class AAB, 5.654% 4/15/49	3,520	3,802
Class B, 5.9063% 4/15/49 (l)	323	88
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	63	63
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (f)(l)	1,791	1,402
Class F, 0.6296% 9/15/21 (f)(l)	2,061	1,553
Class G, 0.6496% 9/15/21 (f)(l)	1,953	1,412
Class J, 0.8896% 9/15/21 (f)(l)	434	197
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (f)(l)	142	128
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP2, 1.0485% 6/15/20 (f)(l)	$ 237	$ 208
Class F, 0.7285% 6/15/20 (f)(l)	4,581	2,978
Class LXR1, 0.9485% 6/15/20 (f)(l)	162	131
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	1,153	1,161
Series 2003-C8 Class A3, 4.445% 11/15/35	4,734	4,786
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,596
Series 2007-C30:
Class A3, 5.246% 12/15/43	423	433
Class A4, 5.305% 12/15/43	386	410
Class A5, 5.342% 12/15/43	1,406	1,531
Series 2007-C31 Class A4, 5.509% 4/15/47	2,970	3,245
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (l)	3,927	4,070
Class A3, 5.9287% 6/15/49 (l)	2,231	2,456
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)	624	624
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,195
Series 2005-C22:
Class B, 5.5336% 12/15/44 (l)	2,914	2,003
Class F, 5.5336% 12/15/44 (f)(l)	2,191	530
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	7,210	7,919
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,942	1,557
Class D, 5.513% 12/15/43 (l)	2,102	537
Class XP, 0.6327% 12/15/43 (f)(l)(n)	11,753	115
Series 2007-C31 Class C, 5.8735% 4/15/47 (l)	361	74
Series 2007-C31A Class A2, 5.421% 4/15/47	8,166	8,484
Series 2007-C32:
Class D, 5.9287% 6/15/49 (l)	987	289
Class E, 5.9287% 6/15/49 (l)	1,556	388
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (l)	870	961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $293,836)		372,795
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 2,300	$ 2,379
California Gen. Oblig.:
7.5% 4/1/34	8,780	11,321
7.55% 4/1/39	1,605	2,125
7.6% 11/1/40	2,420	3,237
7.625% 3/1/40	1,945	2,584
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,283
Series 2011, 5.877% 3/1/19	2,230	2,469
TOTAL MUNICIPAL SECURITIES (Cost $27,801)		30,398
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 3.25% 9/14/21	2,269	2,327
United Mexican States 6.05% 1/11/40	5,648	6,876
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,973)		9,203
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $189)	196	203
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,609)	3,319	3,817
Fixed-Income Funds - 11.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	3,538,209	392,706
Fidelity High Income Central Fund 2 (m)	5,214,975	584,338
Fidelity Mortgage Backed Securities Central Fund (m)	13,440,646	1,458,176
TOTAL FIXED-INCOME FUNDS (Cost $2,240,552)		2,435,220
Money Market Funds - 2.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	464,400,023	$ 464,400
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	67,618,851	67,619
TOTAL MONEY MARKET FUNDS (Cost $532,019)		532,019
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $18,261,424)		20,990,620
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(485,390)
NET ASSETS - 100%		$ 20,505,230
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/42	$ (60,500)	(62,533)
3.5% 3/1/42	(60,500)	(62,533)
3.5% 3/1/42	(60,500)	(62,533)
3.5% 3/1/42	(19,900)	(20,569)
3.5% 3/1/42	(200)	(207)
3.5% 3/1/42	(10,000)	(10,336)
4% 3/1/27	(12,000)	(12,709)
4% 3/1/42	(22,000)	(23,154)
4.5% 3/1/42	(57,500)	(61,282)
4.5% 3/1/42	(51,000)	(54,354)
5% 3/1/42	(24,000)	(25,919)
5% 3/1/42	(11,000)	(11,880)
5% 3/1/42	(7,000)	(7,560)
5% 3/1/42	(7,000)	(7,560)
6% 3/1/42	(2,000)	(2,201)
6% 3/1/42	(51,000)	(56,117)
TOTAL FANNIE MAE		(481,447)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
5% 3/1/42	$ (15,000)	$ (16,153)
Ginnie Mae
3.5% 3/1/42	(8,000)	(8,386)
4% 3/1/42	(9,000)	(9,693)
5% 3/1/42	(14,000)	(15,463)
TOTAL GINNIE MAE		(33,542)
TOTAL TBA SALE COMMITMENTS (Proceeds $531,145)		$ (531,142)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,134 CME E-mini S&P 500 Index Contracts	March 2012	$ 77,361	$ 5,541

The face value of futures purchased as a percentage of net assets is 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000)(k)

	Sept. 2037	$ 8,996	$ (8,496)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(k)	Sept. 2037	7,326	(6,919)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000)(k)

	Sept. 2037	$ 970	$ (916)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(k)	Sept. 2037	7,326	(6,919)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000)(k)	Sept. 2037	7,057	(6,664)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000)(k)	Sept. 2037	6,195	(5,850)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C)(j)	Dec. 2034	613	(589)
		$ 38,483	$ (36,353)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $335,413,000 or 1.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,000,000.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $40,548,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,428,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 279
Fidelity Corporate Bond 1-10 Year Central Fund	8,419
Fidelity High Income Central Fund 2	19,853
Fidelity Mortgage Backed Securities Central Fund	22,339
Fidelity Securities Lending Cash Central Fund	601
Total	$ 51,491
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 388,778	$ -	$ -	$ 392,706	58.3%
Fidelity High Income Central Fund 2	533,410	19,853	-	584,338	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,480,565	22,338	49,830	1,458,176	11.2%
Total	$ 2,402,753	$ 42,191	$ 49,830	$ 2,435,220
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,246,123	$ 1,239,695	$ -	$ 6,428
Consumer Staples	1,405,272	1,356,296	48,976	-
Energy	1,590,329	1,590,329	-	-
Financials	1,863,752	1,846,157	8,227	9,368
Health Care	1,430,178	1,430,178	-	-
Industrials	1,427,701	1,427,701	-	-
Information Technology	2,732,852	2,732,852	-	-
Materials	432,116	432,116	-	-
Telecommunication Services	223,507	223,507	-	-
Utilities	439,331	439,331	-	-
Corporate Bonds	1,404,678	-	1,404,678	-
U.S. Government and Government Agency Obligations	2,019,945	-	2,019,945	-
U.S. Government Agency - Mortgage Securities	1,260,293	-	1,260,293	-
Asset-Backed Securities	91,270	-	77,758	13,512
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 39,618	$ -	$ 36,450	$ 3,168
Commercial Mortgage Securities	372,795	-	348,162	24,633
Municipal Securities	30,398	-	30,398	-
Foreign Government and Government Agency Obligations	9,203	-	9,203	-
Supranational Obligations	203	-	203	-
Bank Notes	3,817	-	3,817	-
Fixed-Income Funds	2,435,220	2,435,220	-	-
Money Market Funds	532,019	532,019	-	-
Total Investments in Securities:	$ 20,990,620	$ 15,685,401	$ 5,248,110	$ 57,109
Derivative Instruments:
Assets
Futures Contracts	$ 5,541	$ 5,541	$ -	$ -
Liabilities
Swap Agreements	$ (36,353)	$ -	$ (35,764)	$ (589)
Total Derivative Instruments:	$ (30,812)	$ 5,541	$ (35,764)	$ (589)
Other Financial Instruments:
TBA Sale Commitments	$ (531,142)	$ -	$ (531,142)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,520
Total Realized Gain (Loss)	(5,351)
Total Unrealized Gain (Loss)	1,404
Cost of Purchases	2
Proceeds of Sales	(10,966)
Amortization/Accretion	(39)
Transfers in to Level 3	22,059
Transfers out of Level 3	(18,520)
Ending Balance	$ 57,109
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (4,406)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (902)
Total Unrealized Gain (Loss)	313
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (589)
Realized gain (loss) on Swap Agreements for the period	$ (299)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ 9

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (36,353)
Equity Risk
Futures Contracts (a)	5,541	-
Total Value of Derivatives	$ 5,541	$ (36,353)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.0%
AAA,AA,A	5.3%
BBB	4.9%
BB	1.3%
B	1.7%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.2%
Equities	62.5%
Short-Term Investments and Net Other Assets	(0.2)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
United Kingdom	3.5%
Canada	1.7%
Ireland	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,621) - See accompanying schedule: Unaffiliated issuers (cost $15,488,853)	$ 18,023,381
Fidelity Central Funds (cost $2,772,571)	2,967,239
Total Investments (cost $18,261,424)		$ 20,990,620
Foreign currency held at value (cost $112)		112
Receivable for investments sold, regular delivery		142,671
Receivable for TBA sale commitments		531,145
Receivable for swap agreements		7
Receivable for fund shares sold		57,676
Dividends receivable		21,981
Interest receivable		32,669
Distributions receivable from Fidelity Central Funds		1,374
Prepaid expenses		36
Other receivables		1,073
Total assets		21,779,364

Liabilities
Payable to custodian bank	$ 1,575
Payable for investments purchased Regular delivery	195,662
Delayed delivery	370,529
TBA sale commitments, at value	531,142
Payable for swap agreements	1,455
Payable for fund shares redeemed	57,266
Swap agreements, at value	36,353
Accrued management fee	6,915
Payable for daily variation margin on futures contracts	397
Other affiliated payables	2,560
Other payables and accrued expenses	2,661
Collateral on securities loaned, at value	67,619
Total liabilities		1,274,134

Net Assets		$ 20,505,230
Net Assets consist of:
Paid in capital		$ 18,912,610
Undistributed net investment income		81,345
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,187,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,698,629
Net Assets		$ 20,505,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($15,238,862 ÷ 781,323 shares)	$ 19.50

Class K: Net Asset Value, offering price and redemption price per share ($5,266,368 ÷ 270,020 shares)	$ 19.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 102,947
Interest		97,585
Income from Fidelity Central Funds		51,491
Total income		252,023

Expenses
Management fee	$ 40,032
Transfer agent fees	14,402
Accounting and security lending fees	989
Custodian fees and expenses	147
Independent trustees' compensation	64
Registration fees	190
Audit	95
Legal	53
Miscellaneous	91
Total expenses before reductions	56,063
Expense reductions	(361)	55,702
Net investment income (loss)		196,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(241,951)
Fidelity Central Funds	1,574
Foreign currency transactions	70
Futures contracts	3,162
Swap agreements	(3,449)
Total net realized gain (loss)		(240,594)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,644,115
Assets and liabilities in foreign currencies	(260)
Futures contracts	6,424
Swap agreements	3,289
Delayed delivery commitments	(2,737)
Total change in net unrealized appreciation (depreciation)		1,650,831
Net gain (loss)		1,410,237
Net increase (decrease) in net assets resulting from operations		$ 1,606,558

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 196,321	$ 410,670
Net realized gain (loss)	(240,594)	2,160,284
Change in net unrealized appreciation (depreciation)	1,650,831	115,234
Net increase (decrease) in net assets resulting from operations	1,606,558	2,686,188
Distributions to shareholders from net investment income	(204,091)	(410,590)
Distributions to shareholders from net realized gain	-	(9,407)
Total distributions	(204,091)	(419,997)
Share transactions - net increase (decrease)	(600,981)	(2,018,385)
Total increase (decrease) in net assets	801,486	247,806

Net Assets
Beginning of period	19,703,744	19,455,938
End of period (including undistributed net investment income of $81,345 and undistributed net investment income of $89,115, respectively)	$ 20,505,230	$ 19,703,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56
Income from Investment Operations
Net investment income (loss) D	.18	.35	.36	.38	.42	.44
Net realized and unrealized gain (loss)	1.34	1.91	.88	(2.29)	(1.76)	2.13
Total from investment operations	1.52	2.26	1.24	(1.91)	(1.34)	2.57
Distributions from net investment income	(.19)	(.35)	(.36)	(.37)	(.43)	(.43)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	(1.18)	(1.04)
Total distributions	(.19)	(.36)	(.37)	(.40)	(1.61)	(1.47)
Net asset value, end of period	$ 19.50	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Total Return B, C	8.45%	13.88%	8.06%	(10.48)%	(7.28)%	13.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.61%	.62%	.68%	.61%	.61%
Expenses net of fee waivers, if any	.60% A	.61%	.62%	.68%	.61%	.61%
Expenses net of all reductions	.60% A	.60%	.61%	.68%	.61%	.60%
Net investment income (loss)	1.98% A	1.92%	2.18%	2.78%	2.22%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 15,239	$ 15,602	$ 16,764	$ 17,225	$ 25,363	$ 26,191
Portfolio turnover rate F	136% A	193% H	122%	198% H	73% H	89% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss)D	.19	.38	.38	.40	.12
Net realized and unrealized gain (loss)	1.34	1.90	.88	(2.29)	(1.41)
Total from investment operations	1.53	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.20)	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	-
Total distributions	(.20)	(.38) I	(.39)	(.43)	(.11)
Net asset value, end of period	$ 19.50	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	8.52%	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47% A	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.10% A	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,266	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	136%A	193% J	122%	198% J	73% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share. JThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and

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3. Significant Accounting Policies - continued

Security Valuation - continued

government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

(PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,791,426
Gross unrealized depreciation	(210,226)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,581,200

Tax cost	$ 18,409,420

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (677,351)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,449)	$ 3,289
Equity Risk
Futures Contracts	3,162	6,424
Totals (a)(b)(c)	$ (287)	$ 9,713

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $3,162 for futures contracts and $(3,449) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $6,424 for futures contracts and $3,289 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts - continued

(loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $38,483 representing 0.19% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,618,103 and $7,833,081, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 13,221.18
Class K	1,181.05
	$ 14,402

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $227 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $68. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $601 (including $6 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $352 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Balanced	$ 155,104	$ 328,396
Class K	48,987	82,194
Total	$ 204,091	$ 410,590
From net realized gain
Balanced	$ -	$ 7,916
Class K	-	1,491
Total	$ -	$ 9,407

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Balanced
Shares sold	50,687	117,364	$ 931,932	$ 2,150,235
Reinvestment of distributions	8,329	17,788	149,391	325,354
Shares redeemed	(136,165)	(307,092)	(2,493,936)	(5,576,894)
Net increase (decrease)	(77,149)	(171,940)	$ (1,412,613)	$ (3,101,305)
Class K
Shares sold	75,048	127,669	$ 1,378,915	$ 2,316,418
Reinvestment of distributions	2,732	4,546	48,987	83,685
Shares redeemed	(33,458)	(71,990)	(616,270)	(1,317,183)
Net increase (decrease)	44,322	60,225	$ 811,632	$ 1,082,920

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BAL-USAN-0412
1.789281.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Balanced

Fund -
Class K

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Balanced	.60%
Actual		$ 1,000.00	$ 1,084.50	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.02
Class K	.48%
Actual		$ 1,000.00	$ 1,085.20	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.3	2.9
Procter & Gamble Co.	1.4	1.3
QUALCOMM, Inc.	1.3	1.1
JPMorgan Chase & Co.	1.3	0.0
Microsoft Corp.	1.3	1.5
	9.6
Top Five Bond Issuers as of February 29, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.0	11.0
Fannie Mae	8.1	12.8
Freddie Mac	2.7	3.1
Ginnie Mae	2.3	2.4
Citigroup, Inc.	0.3	0.5
	23.4
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	13.6	11.9
Financials	13.3	13.1
Energy	9.6	8.9
Industrials	7.4	7.1
Consumer Staples	7.4	7.4
Asset Allocation (% of fund's net assets)
As of February 29, 2012*	As of August 31, 2011**
Stocks and Equity Futures 62.8%	Stocks and Equity Futures 59.6%
Bonds 37.4%	Bonds 44.7%
Convertible Securities 0.1%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets† (0.6)%	Short-Term Investments and Net Other Assets† (4.7)%

* Foreign investments	13.1%	** Foreign investments	12.2%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (e)	420,093	$ 32,759
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	1,410,407	29,647
Betfair Group PLC (e)	1,686,211	23,203
McDonald's Corp.	1,372,587	136,270
Starbucks Corp.	2,110,131	102,468
Yum! Brands, Inc.	1,509,810	100,010
		391,598
Household Durables - 0.0%
Harman International Industries, Inc.	55,747	2,739
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	50,629	31,745
Media - 1.6%
Comcast Corp. Class A	2,875,809	84,491
DIRECTV (a)	2,495,893	115,610
Legend Pictures LLC (a)(o)(p)	8,571	6,428
The Walt Disney Co.	2,788,122	117,073
		323,602
Multiline Retail - 0.4%
Dollar General Corp. (a)	2,070,360	87,079
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	1,224,550	56,072
Limited Brands, Inc.	969,098	45,092
Lowe's Companies, Inc.	3,213,950	91,212
TJX Companies, Inc.	2,784,108	101,926
		294,302
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)(e)	538,026	40,223
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	471,489	42,076
		82,299
TOTAL CONSUMER DISCRETIONARY		1,246,123
CONSUMER STAPLES - 6.8%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	725,267	48,721
Coca-Cola Bottling Co. CONSOLIDATED	110,088	7,094
Coca-Cola FEMSA SAB de CV sponsored ADR	69,725	6,899
Coca-Cola Icecek A/S	450,564	5,794
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	180,925	$ 7,239
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,120,936	46,321
Diageo PLC sponsored ADR	539,903	51,593
Embotelladora Andina SA sponsored ADR	228,522	7,212
Molson Coors Brewing Co. Class B	959,075	42,142
Monster Beverage Corp. (a)	63,271	3,618
PepsiCo, Inc.	351,196	22,104
Pernod Ricard SA	351,450	36,361
Remy Cointreau SA	316,721	31,025
The Coca-Cola Co.	3,443,403	240,556
		556,679
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	2,941,388	132,657
Drogasil SA	554,900	5,402
Safeway, Inc.	138,900	2,979
Walgreen Co.	695,660	23,068
		164,106
Food Products - 0.5%
Bunge Ltd.	350,265	23,580
First Resources Ltd.	2,407,000	3,532
Green Mountain Coffee Roasters, Inc. (a)	201,167	13,070
Nestle SA	405,198	24,765
Orion Corp.	6,253	3,968
Pilgrims Pride Corp. (e)	695,845	4,363
Pilgrims Pride Corp. rights 3/1/12 (a)	695,845	255
Unilever NV (NY Reg.)	1,114,431	37,122
Viterra, Inc.	332,200	3,592
		114,247
Household Products - 1.5%
Colgate-Palmolive Co.	46,297	4,314
Procter & Gamble Co.	4,318,251	291,568
Spectrum Brands Holdings, Inc. (a)	227,907	6,477
		302,359
Personal Products - 0.2%
Amoreg	8,229	1,809
L'Oreal SA	301,800	34,420
Nu Skin Enterprises, Inc. Class A	158,974	9,182
		45,411
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
British American Tobacco PLC sponsored ADR	2,067,201	$ 209,366
Japan Tobacco, Inc.	587	3,119
Philip Morris International, Inc.	30,900	2,581
Souza Cruz Industria e Comerico	494,600	7,404
		222,470
TOTAL CONSUMER STAPLES		1,405,272
ENERGY - 7.8%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	803,090	40,379
C&J Energy Services, Inc.	374,800	7,616
Cameron International Corp. (a)	831,891	46,345
Discovery Offshore S.A. (a)(f)	1,018,700	1,777
Ensco International Ltd. ADR	847,739	49,423
Halliburton Co.	1,439,336	52,665
National Oilwell Varco, Inc.	885,248	73,060
Noble Corp.	1,373,808	55,200
Ocean Rig UDW, Inc. (United States)	777,088	13,521
Oceaneering International, Inc.	428,787	23,270
Schlumberger Ltd.	645,524	50,099
Transocean Ltd. (United States)	180,979	9,653
Vantage Drilling Co. (a)	4,677,101	6,127
		429,135
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	1,103,297	20,477
Anadarko Petroleum Corp.	1,076,877	90,587
Apache Corp.	866,071	93,475
BP PLC sponsored ADR	1,383,346	65,239
Canadian Natural Resources Ltd.	418,800	15,543
Cheniere Energy, Inc. (a)	206,000	3,098
Cobalt International Energy, Inc. (a)	282,500	8,492
CVR Energy, Inc. (a)	340,324	9,260
EV Energy Partners LP	49,400	3,514
Exxon Mobil Corp.	2,177,391	188,344
HollyFrontier Corp.	2,136,818	69,724
InterOil Corp. (a)(e)	391,131	23,507
Marathon Oil Corp.	2,388,898	80,960
Marathon Petroleum Corp.	1,448,188	60,172
Niko Resources Ltd.	278,000	13,132
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	291,065	$ 28,422
Occidental Petroleum Corp.	1,028,952	107,392
Petrobank Energy & Resources Ltd. (a)	597,490	9,509
Petrominerales Ltd.	407,701	7,609
Resolute Energy Corp. (a)	822,962	9,184
Royal Dutch Shell PLC Class B sponsored ADR	1,984,021	147,373
Suncor Energy, Inc.	1,400,300	50,400
Western Refining, Inc. (e)	747,788	13,572
Williams Companies, Inc.	1,331,700	39,791
WPX Energy, Inc.	133,171	2,418
		1,161,194
TOTAL ENERGY		1,590,329
FINANCIALS - 9.1%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	379,535	21,163
BlackRock, Inc. Class A	106,900	21,273
Credit Suisse Group	306,569	8,227
E*TRADE Financial Corp. (a)	629,301	6,060
Evercore Partners, Inc. Class A	275,200	7,483
ICAP PLC	991,600	6,070
Invesco Ltd.	1,101,582	27,286
Morgan Stanley	780,196	14,465
State Street Corp.	1,180,771	49,864
TD Ameritrade Holding Corp.	784,836	14,653
		176,544
Commercial Banks - 1.4%
CIT Group, Inc. (a)	282,694	11,508
Comerica, Inc.	397,442	11,800
FirstMerit Corp.	630,898	10,126
Huntington Bancshares, Inc.	2,652,585	15,504
Regions Financial Corp.	1,656,100	9,539
SunTrust Banks, Inc.	1,138,093	26,131
Synovus Financial Corp. (e)	4,447,320	9,428
U.S. Bancorp	5,767,223	169,556
Wells Fargo & Co.	846,880	26,499
		290,091
Consumer Finance - 1.0%
Capital One Financial Corp.	2,951,977	149,370
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Credit Saison Co. Ltd.	276,600	$ 5,519
SLM Corp.	3,175,634	50,048
		204,937
Diversified Financial Services - 2.3%
African Bank Investments Ltd.	2,116,211	11,068
Bank of America Corp.	6,104,300	48,651
Citigroup, Inc.	4,422,731	147,365
JPMorgan Chase & Co.	6,790,264	266,450
NBH Holdings Corp. Class A (a)(f)	576,500	9,368
		482,902
Insurance - 1.9%
ACE Ltd.	595,436	42,699
Amlin PLC	2,128,045	11,896
Berkshire Hathaway, Inc.:
Class A (a)	208	24,530
Class B (a)	714,993	56,091
Fairfax Financial Holdings Ltd. (sub. vtg.)	120,400	49,756
MetLife, Inc.	4,218,631	162,628
Torchmark Corp.	526,681	25,512
Validus Holdings Ltd.	623,265	19,003
		392,115
Real Estate Investment Trusts - 1.3%
American Capital Agency Corp.	231,321	7,104
American Tower Corp.	1,648,795	103,182
Camden Property Trust (SBI)	332,501	20,615
Equity Lifestyle Properties, Inc.	180,300	11,992
Japan Retail Fund Investment Corp.	5,153	7,714
Prologis, Inc.	1,175,642	39,572
Public Storage	238,194	31,935
Sun Communities, Inc.	37,306	1,544
The Macerich Co.	686,295	37,053
		260,711
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	505,700	6,481
PT Lippo Karawaci Tbk	106,970,750	8,302
		14,783
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	2,586,519	$ 41,669
TOTAL FINANCIALS		1,863,752
HEALTH CARE - 7.0%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	257,937	21,597
Amgen, Inc.	1,957,155	132,989
AVEO Pharmaceuticals, Inc. (a)	393,955	5,137
Biogen Idec, Inc. (a)	548,008	63,826
BioMarin Pharmaceutical, Inc. (a)	611,487	21,861
Gilead Sciences, Inc. (a)	1,483,397	67,495
ONYX Pharmaceuticals, Inc. (a)	264,346	10,130
		323,035
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	577,175	33,551
Boston Scientific Corp. (a)	2,399,841	14,927
Covidien PLC	1,558,803	81,447
Edwards Lifesciences Corp. (a)	594,381	43,467
Mako Surgical Corp. (a)(e)	602,443	23,556
Quidel Corp. (a)(e)	1,129,647	16,018
The Cooper Companies, Inc.	305,580	24,287
Wright Medical Group, Inc. (a)	384,912	6,374
		243,627
Health Care Providers & Services - 1.6%
CIGNA Corp.	956,049	42,171
Express Scripts, Inc. (a)	286,500	15,279
Henry Schein, Inc. (a)	624,413	46,219
McKesson Corp.	524,977	43,841
Medco Health Solutions, Inc. (a)	280,366	18,950
Omnicare, Inc.	693,090	24,383
UnitedHealth Group, Inc.	2,449,636	136,567
		327,410
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	912,877	39,820
Illumina, Inc. (a)	161,700	8,287
		48,107
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.4%
Allergan, Inc.	507,980	$ 45,510
Eli Lilly & Co.	184,600	7,244
GlaxoSmithKline PLC sponsored ADR	1,297,400	57,488
Jazz Pharmaceuticals PLC (a)	321,694	16,879
Merck & Co., Inc.	2,040,950	77,903
Optimer Pharmaceuticals, Inc. (a)	407,104	5,207
Pfizer, Inc.	6,348,481	133,953
Sanofi SA sponsored ADR	979,700	36,278
Shire PLC sponsored ADR	557,500	58,342
Valeant Pharmaceuticals International, Inc. (Canada) (a)	927,875	49,195
		487,999
TOTAL HEALTH CARE		1,430,178
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	1,481,839	88,273
MTU Aero Engines Holdings AG	301,064	22,930
Precision Castparts Corp.	449,203	75,210
Textron, Inc.	2,112,890	58,126
The Boeing Co.	1,445,539	108,343
United Technologies Corp.	1,423,819	119,416
		472,298
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	592,746	30,360
Owens Corning (a)	1,381,838	43,735
		74,095
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	319,697	27,740
Construction & Engineering - 0.4%
Fluor Corp.	751,653	45,460
Foster Wheeler AG (a)	1,355,799	33,393
		78,853
Electrical Equipment - 0.3%
Regal-Beloit Corp.	633,339	42,750
Roper Industries, Inc.	304,503	27,868
		70,618
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Danaher Corp.	1,721,074	$ 90,924
General Electric Co.	2,586,272	49,268
		140,192
Machinery - 1.9%
Caterpillar, Inc.	1,057,513	120,779
Cummins, Inc.	751,568	90,617
Fanuc Corp.	219,500	39,772
Fiat Industrial SpA (a)	1,577,496	16,812
Illinois Tool Works, Inc.	888,373	49,473
Joy Global, Inc.	465,201	40,454
Parker Hannifin Corp.	317,227	28,490
		386,397
Professional Services - 0.1%
CoStar Group, Inc. (a)	107,096	6,424
Randstad Holding NV	381,280	14,426
		20,850
Road & Rail - 0.8%
CSX Corp.	2,626,025	55,173
Union Pacific Corp.	920,500	101,485
		156,658
TOTAL INDUSTRIALS		1,427,701
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.6%
Acme Packet, Inc. (a)	274,891	8,379
Ciena Corp. (a)	121,340	1,810
Polycom, Inc. (a)	509,841	10,528
QUALCOMM, Inc.	4,382,707	272,517
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	954,377	9,525
ZTE Corp. (H Shares)	4,423,800	13,232
		315,991
Computers & Peripherals - 4.9%
Apple, Inc. (a)	1,625,188	881,569
EMC Corp. (a)	631,084	17,475
Gemalto NV	111,181	6,352
SanDisk Corp. (a)	2,005,777	99,206
		1,004,602
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	153,771	$ 6,174
Internet Software & Services - 1.1%
Baidu.com, Inc. sponsored ADR (a)	70,277	9,607
Dice Holdings, Inc. (a)	965,144	8,570
eBay, Inc. (a)	1,232,050	44,033
Google, Inc. Class A (a)	133,745	82,688
Mail.ru Group Ltd.:
GDR (a)(f)	391,234	15,473
GDR (Reg. S) (a)	130,672	5,168
VeriSign, Inc.	1,350,441	49,899
Yahoo!, Inc. (a)	973,800	14,441
		229,879
IT Services - 0.5%
Accenture PLC Class A	1,856,977	110,564
Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc. (a)(e)	1,442,523	9,218
Analog Devices, Inc.	2,971,991	116,532
ARM Holdings PLC sponsored ADR	1,483,452	40,320
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	323,349	14,729
Atmel Corp. (a)	1,557,784	15,749
Avago Technologies Ltd.	442,804	16,654
Broadcom Corp. Class A	1,446,938	53,754
Entropic Communications, Inc. (a)	763,839	4,709
Fairchild Semiconductor International, Inc. (a)	984,306	14,361
First Solar, Inc. (a)(e)	129,100	4,170
International Rectifier Corp. (a)	826,913	18,564
Marvell Technology Group Ltd. (a)	2,901,706	43,526
Micron Technology, Inc. (a)	8,127,091	69,487
NXP Semiconductors NV (a)	1,327,116	32,912
PMC-Sierra, Inc. (a)	884,910	6,079
RF Micro Devices, Inc. (a)	3,623,163	17,282
Siliconware Precision Industries Co. Ltd. sponsored ADR	813,100	4,692
Skyworks Solutions, Inc. (a)	1,189,200	32,073
		514,811
Software - 2.7%
Ariba, Inc. (a)	1,393,090	43,841
Check Point Software Technologies Ltd. (a)	1,693,025	98,466
Citrix Systems, Inc. (a)	1,493,450	111,620
Fortinet, Inc. (a)	345,097	9,335
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	426,671	$ 24,679
Microsoft Corp.	8,282,615	262,890
		550,831
TOTAL INFORMATION TECHNOLOGY		2,732,852
MATERIALS - 2.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	534,358	48,220
E.I. du Pont de Nemours & Co.	1,636,785	83,231
Eastman Chemical Co.	392,700	21,257
Ecolab, Inc.	761,972	45,718
LyondellBasell Industries NV Class A	298,394	12,885
Sherwin-Williams Co.	389,319	40,158
The Mosaic Co.	629,214	36,337
		287,806
Containers & Packaging - 0.3%
Ball Corp.	601,652	24,114
Rock-Tenn Co. Class A	450,514	31,757
		55,871
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	1,580,805	36,164
Goldcorp, Inc.	709,597	34,395
Ivanhoe Mines Ltd. (a)	1,030,600	17,880
		88,439
TOTAL MATERIALS		432,116
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	2,425,869	97,641
Verizon Communications, Inc.	2,578,587	98,270
		195,911
Wireless Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)	4,017,464	9,240
MetroPCS Communications, Inc. (a)	744,904	7,673
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	1,559,800	$ 3,853
TIM Participacoes SA sponsored ADR	227,300	6,830
		27,596
TOTAL TELECOMMUNICATION SERVICES		223,507
UTILITIES - 2.1%
Electric Utilities - 1.3%
Duke Energy Corp.	2,658,595	55,618
Edison International	1,316,107	55,105
FirstEnergy Corp.	1,461,336	64,723
NextEra Energy, Inc.	1,186,454	70,606
Progress Energy, Inc.	427,005	22,665
		268,717
Gas Utilities - 0.0%
ONEOK, Inc.	87,700	7,248
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	273,500	4,187
Constellation Energy Group, Inc.	1,308,919	47,461
The AES Corp. (a)	2,584,506	35,046
		86,694
Multi-Utilities - 0.4%
NiSource, Inc.	494,074	11,858
PG&E Corp.	215,800	8,995
Sempra Energy	942,260	55,819
		76,672
TOTAL UTILITIES		439,331
TOTAL COMMON STOCKS (Cost $10,599,569)		12,791,161
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a) (Cost $90)	2,416	0
Nonconvertible Bonds - 6.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 4,975	$ 6,663
Comcast Corp.:
4.95% 6/15/16	2,207	2,495
5.15% 3/1/20	644	755
6.4% 3/1/40	4,756	6,074
COX Communications, Inc. 4.625% 6/1/13	3,612	3,786
Discovery Communications LLC 3.7% 6/1/15	5,116	5,484
NBCUniversal Media LLC:
3.65% 4/30/15	6,489	6,961
5.15% 4/30/20	7,276	8,410
6.4% 4/30/40	6,271	7,845
News America Holdings, Inc. 7.75% 12/1/45	7,691	9,248
News America, Inc.:
6.15% 3/1/37	1,071	1,233
6.15% 2/15/41	3,755	4,460
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	2,914
5.85% 5/1/17	3,400	4,001
6.2% 7/1/13	2,729	2,922
6.75% 7/1/18	1,378	1,694
Time Warner, Inc.:
3.15% 7/15/15	392	416
5.375% 10/15/41	1,865	2,067
5.875% 11/15/16	4,125	4,878
6.2% 3/15/40	3,821	4,531
6.5% 11/15/36	2,758	3,365
		90,202
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	851
TOTAL CONSUMER DISCRETIONARY		91,053
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	3,211	3,277
Diageo Capital PLC 5.2% 1/30/13	4,139	4,316
FBG Finance Ltd. 5.125% 6/15/15 (f)	3,447	3,802
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,793
5.875% 1/15/36	8,406	8,546
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14	$ 482	$ 532
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	5,490	5,724
		27,990
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	572	677
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,460
6.5% 8/11/17	8,854	10,747
6.75% 2/19/14	436	483
		21,367
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	483	543
9.7% 11/10/18	16,451	22,394
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,153
7.25% 6/15/37	7,569	9,077
		36,167
TOTAL CONSUMER STAPLES		85,524
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,554	7,033
5.35% 3/15/20 (f)	6,637	7,328
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,895
5% 10/1/21	2,791	2,914
6.5% 4/1/20	1,091	1,215
Noble Holding International Ltd. 3.45% 8/1/15	934	977
Transocean, Inc.:
5.05% 12/15/16	4,522	4,948
6.375% 12/15/21	5,971	7,045
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,152
5.15% 3/15/13	2,673	2,765
		44,272
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 718	$ 831
6.375% 9/15/17	13,514	16,223
Canadian Natural Resources Ltd.:
5.15% 2/1/13	5,282	5,497
5.7% 5/15/17	424	507
Duke Capital LLC 6.25% 2/15/13	809	849
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,435	1,556
6.45% 11/3/36 (f)	6,493	7,230
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,219
Enbridge Energy Partners LP 4.2% 9/15/21	7,741	8,260
Encana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,679
Enterprise Products Operating LP:
5.6% 10/15/14	715	788
5.65% 4/1/13	563	591
EQT Corp. 4.875% 11/15/21	3,048	3,117
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	4,535	4,611
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	327	378
Marathon Petroleum Corp. 5.125% 3/1/21	4,207	4,568
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	6,234	6,457
Motiva Enterprises LLC 6.85% 1/15/40 (f)	4,294	5,683
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,677
Nexen, Inc.:
5.2% 3/10/15	1,067	1,158
5.875% 3/10/35	1,565	1,687
6.2% 7/30/19	893	1,060
6.4% 5/15/37	1,750	2,004
NGPL PipeCo LLC 6.514% 12/15/12 (f)	1,364	1,317
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,245
5.375% 1/27/21	4,575	4,919
5.75% 1/20/20	15,286	16,815
6.75% 1/27/41	4,120	4,786
7.875% 3/15/19	7,382	9,080
Petroleos Mexicanos:
4.875% 1/24/22 (f)	1,430	1,494
5.5% 1/21/21	7,423	8,136
6% 3/5/20	952	1,083
6.5% 6/2/41 (f)	8,760	9,877
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	$ 149	$ 158
4.25% 9/1/12	718	729
5% 2/1/21	3,381	3,802
6.125% 1/15/17	1,940	2,238
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,472	3,524
5.5% 9/30/14 (f)	5,137	5,516
5.832% 9/30/16 (f)	1,223	1,315
6.332% 9/30/27 (f)	5,910	6,591
6.75% 9/30/19 (f)	3,177	3,765
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	3,193	3,257
Schlumberger Investment SA 3.3% 9/14/21 (f)	4,499	4,644
Southeast Supply Header LLC 4.85% 8/15/14 (f)	543	576
Spectra Energy Capital, LLC 5.65% 3/1/20	455	520
Spectra Energy Partners, LP:
2.95% 6/15/16	1,325	1,349
4.6% 6/15/21	1,733	1,829
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,508
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	4,215	4,457
Western Gas Partners LP 5.375% 6/1/21	7,979	8,514
XTO Energy, Inc.:
4.9% 2/1/14	394	425
5% 1/31/15	1,414	1,582
5.65% 4/1/16	970	1,145
		202,826
TOTAL ENERGY		247,098
FINANCIALS - 3.1%
Capital Markets - 0.4%
Goldman Sachs Group, Inc.:
5.75% 1/24/22	5,717	5,966
5.95% 1/18/18	4,684	5,063
6% 6/15/20	4,000	4,251
6.15% 4/1/18	1,671	1,811
6.75% 10/1/37	8,872	8,877
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,899
Lazard Group LLC:
6.85% 6/15/17	4,528	4,922
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 1,616	$ 1,742
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	2,853	2,718
6.4% 8/28/17	4,179	4,401
Morgan Stanley:
4.75% 4/1/14	3,169	3,206
5.625% 9/23/19	1,795	1,794
5.75% 1/25/21	8,300	8,225
6% 4/28/15	2,091	2,203
6.625% 4/1/18	1,257	1,333
7.3% 5/13/19	6,528	7,044
		75,455
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	16,045	16,312
Credit Suisse New York Branch 6% 2/15/18	15,195	16,006
Discover Bank:
7% 4/15/20	4,639	5,257
8.7% 11/18/19	2,425	2,918
Fifth Third Bancorp:
4.5% 6/1/18	584	605
8.25% 3/1/38	4,070	5,213
Fifth Third Bank 4.75% 2/1/15	951	1,003
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	4,393	4,360
HBOS PLC 6.75% 5/21/18 (f)	560	503
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,157
JPMorgan Chase Bank 6% 10/1/17	2,460	2,761
KeyBank NA:
5.45% 3/3/16	2,765	3,038
5.8% 7/1/14	5,776	6,251
KeyCorp. 5.1% 3/24/21	3,752	4,077
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,830
5% 1/17/17	9,004	9,615
5.25% 9/4/12	2,221	2,269
Regions Bank:
6.45% 6/26/37	6,564	6,039
7.5% 5/15/18	3,852	4,199
Regions Financial Corp.:
0.7438% 6/26/12 (l)	499	499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.: - continued
5.75% 6/15/15	$ 1,443	$ 1,475
7.75% 11/10/14	6,740	7,196
UnionBanCal Corp. 5.25% 12/16/13	777	805
Wachovia Bank NA:
4.8% 11/1/14	551	593
4.875% 2/1/15	1,653	1,788
Wachovia Corp.:
5.625% 10/15/16	3,991	4,486
5.75% 6/15/17	2,371	2,756
Wells Fargo & Co.:
3.625% 4/15/15	4,435	4,753
3.676% 6/15/16	3,236	3,468
		124,232
Consumer Finance - 0.2%
Discover Financial Services:
6.45% 6/12/17	12,103	13,286
10.25% 7/15/19	862	1,099
General Electric Capital Corp.:
2.25% 11/9/15	5,578	5,738
2.95% 5/9/16	1,523	1,593
3.5% 6/29/15	1,574	1,677
5.625% 9/15/17	15,752	18,163
HSBC Finance Corp. 5.9% 6/19/12	855	867
		42,423
Diversified Financial Services - 0.6%
Bank of America Corp.:
5.65% 5/1/18	1,270	1,318
5.75% 12/1/17	11,990	12,553
BP Capital Markets PLC:
3.125% 10/1/15	968	1,037
3.625% 5/8/14	7,827	8,285
4.5% 10/1/20	961	1,084
4.742% 3/11/21	6,000	6,912
Capital One Capital V 10.25% 8/15/39	4,592	4,787
Citigroup, Inc.:
4.5% 1/14/22	5,949	6,110
4.75% 5/19/15	11,282	11,956
5.875% 1/30/42	2,631	2,797
6.5% 8/19/13	19,655	20,828
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16	$ 10,650	$ 10,967
4.35% 8/15/21	8,020	8,412
4.5% 1/24/22	10,234	10,871
5.4% 1/6/42	3,311	3,572
TECO Finance, Inc.:
4% 3/15/16	1,828	1,934
5.15% 3/15/20	10,344	11,621
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	1,303	1,270
		126,314
Insurance - 0.6%
Allstate Corp. 5.2% 1/15/42	1,740	1,904
American International Group, Inc. 4.875% 9/15/16	4,884	5,137
Aon Corp.:
3.125% 5/27/16	4,391	4,532
3.5% 9/30/15	3,180	3,325
5% 9/30/20	2,475	2,771
6.25% 9/30/40	2,120	2,636
Assurant, Inc. 5.625% 2/15/14	2,245	2,377
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	481
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	1,750	1,737
Hartford Financial Services Group, Inc. 5.375% 3/15/17	287	299
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	8,525	8,505
6.5% 3/15/35 (f)	1,315	1,380
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	4,969
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	3,797
MetLife, Inc.:
5% 6/15/15	941	1,042
5.875% 2/6/41	803	981
6.75% 6/1/16	5,158	6,174
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)	452	472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
5.125% 6/10/14 (f)	$ 4,625	$ 4,992
Monumental Global Funding III 5.5% 4/22/13 (f)	2,585	2,694
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,203	4,217
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,064
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,353	4,446
Pacific LifeCorp 6% 2/10/20 (f)	5,390	5,894
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,645
4.5% 11/16/21	4,800	5,146
5.15% 1/15/13	2,934	3,042
5.8% 11/16/41	5,027	5,616
6.2% 11/15/40	2,535	2,913
7.375% 6/15/19	2,520	3,118
Symetra Financial Corp. 6.125% 4/1/16 (f)	5,955	6,095
Unum Group:
5.625% 9/15/20	3,667	3,895
7.125% 9/30/16	869	994
		117,290
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,925	1,948
AvalonBay Communities, Inc. 4.95% 3/15/13	296	306
BRE Properties, Inc. 5.5% 3/15/17	977	1,070
Camden Property Trust:
5.375% 12/15/13	3,103	3,232
5.875% 11/30/12	542	555
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,610	5,759
5.375% 10/15/12	4,036	4,075
7.5% 4/1/17	4,622	5,195
Duke Realty LP:
4.625% 5/15/13	967	999
5.875% 8/15/12	98	100
Equity One, Inc.:
5.375% 10/15/15	948	1,002
6% 9/15/17	717	770
6.25% 12/15/14	1,000	1,080
6.25% 1/15/17	399	432
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 355	$ 375
5.9% 4/1/20	1,860	2,097
6% 7/15/12	3,443	3,497
6.2% 1/15/17	501	567
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,810
6.25% 6/15/17	996	1,064
6.65% 1/15/18	676	728
Washington (REIT) 5.25% 1/15/14	476	499
		37,160
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	2,086	2,150
BioMed Realty LP:
3.85% 4/15/16	7,000	7,203
6.125% 4/15/20	2,467	2,769
Brandywine Operating Partnership LP:
5.7% 5/1/17	129	134
5.75% 4/1/12	2,217	2,221
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,808
5.25% 3/15/21	4,138	4,356
Duke Realty LP:
5.4% 8/15/14	771	823
5.5% 3/1/16	3,075	3,263
6.75% 3/15/20	560	651
8.25% 8/15/19	2,489	3,095
ERP Operating LP:
4.625% 12/15/21	12,970	13,892
4.75% 7/15/20	5,288	5,672
5.5% 10/1/12	382	392
5.75% 6/15/17	2,042	2,323
Liberty Property LP:
4.75% 10/1/20	7,482	7,731
5.125% 3/2/15	1,229	1,303
5.5% 12/15/16	1,772	1,941
Mack-Cali Realty LP 7.75% 8/15/19	1,036	1,263
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,200
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	2,258	2,298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (f)	$ 816	$ 835
5.7% 4/15/17 (f)	1,991	2,042
Regency Centers LP:
4.95% 4/15/14	494	518
5.25% 8/1/15	1,725	1,857
5.875% 6/15/17	877	980
Simon Property Group LP:
2.8% 1/30/17	1,468	1,527
4.125% 12/1/21	4,110	4,440
4.2% 2/1/15	2,640	2,816
6.75% 5/15/14	5,698	6,276
Tanger Properties LP:
6.125% 6/1/20	8,866	10,096
6.15% 11/15/15	1,254	1,406
		103,281
TOTAL FINANCIALS		626,155
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	7,000	7,311
Celgene Corp. 2.45% 10/15/15	907	932
		8,243
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	6,772	7,272
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,603
6.3% 8/15/14	2,925	3,201
Express Scripts, Inc.:
3.125% 5/15/16	6,890	7,124
6.25% 6/15/14	1,991	2,192
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,762
4.125% 9/15/20	5,031	5,223
		28,377
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,137
TOTAL HEALTH CARE		37,757
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	$ 846	$ 893
6.375% 6/1/19 (f)	5,000	5,746
		6,639
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3,058	3,211
6.9% 7/2/19	807	860
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,678	1,695
8.36% 1/20/19	1,357	1,377
		7,143
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	10,356	12,224
TOTAL INDUSTRIALS		26,006
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	3,963
6% 10/1/12	4,552	4,691
6.55% 10/1/17	1,119	1,322
		9,976
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	545	580
4.5% 5/15/21	2,447	2,497
5.5% 5/15/12	1,881	1,897
		4,974
TOTAL INFORMATION TECHNOLOGY		14,950
MATERIALS - 0.3%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	6,139	6,531
4.25% 11/15/20	3,349	3,585
4.85% 8/15/12	3,469	3,530
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 3,238	$ 3,560
7.6% 5/15/14	10,939	12,432
		29,638
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,347
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	1,278	1,470
ArcelorMittal SA 3.75% 3/1/16	2,109	2,116
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,597	1,602
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	6,889	7,059
6.375% 11/30/12 (f)	1,618	1,673
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	4,681	4,990
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,148
		22,058
TOTAL MATERIALS		54,043
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	6,691	6,991
6.8% 5/15/36	9,241	11,798
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,534
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,541
6.45% 6/15/21	4,786	5,066
7.6% 9/15/39	1,011	1,035
Embarq Corp. 7.995% 6/1/36	3,741	3,992
Telefonica Emisiones SAU:
5.134% 4/27/20	772	762
5.462% 2/16/21	4,994	5,022
6.421% 6/20/16	939	1,012
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,260
6.25% 4/1/37	4,611	5,653
		49,666
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV:
2.375% 9/8/16	$ 9,279	$ 9,476
3.625% 3/30/15	1,082	1,142
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	8,810	10,248
6.35% 3/15/40	2,500	2,944
Vodafone Group PLC 5% 12/16/13	2,696	2,893
		26,703
TOTAL TELECOMMUNICATION SERVICES		76,369
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	377
AmerenUE 6.4% 6/15/17	3,507	4,223
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,166
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,410	5,683
6.4% 9/15/20 (f)	10,602	11,446
Edison International 3.75% 9/15/17	4,275	4,544
EDP Finance BV:
4.9% 10/1/19 (f)	942	743
6% 2/2/18 (f)	854	727
Enel Finance International SA 5.7% 1/15/13 (f)	305	312
FirstEnergy Corp. 7.375% 11/15/31	9,223	11,750
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,943
6.05% 8/15/21	6,625	7,550
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	4,983
3.75% 11/15/20	984	1,000
Nevada Power Co.:
6.5% 5/15/18	5,290	6,466
6.5% 8/1/18	1,844	2,257
Pacific Gas & Electric Co. 3.25% 9/15/21	1,084	1,118
Pennsylvania Electric Co. 6.05% 9/1/17	618	710
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,790
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,943
		77,731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	$ 357	$ 404
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,360	2,434
		2,838
Independent Power Producers & Energy Traders - 0.0%
Duke Capital LLC 5.668% 8/15/14	2,413	2,615
PSEG Power LLC 2.75% 9/15/16	1,703	1,730
		4,345
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.8793% 9/30/66 (l)	13,426	11,429
7.5% 6/30/66 (l)	3,828	4,048
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,318
6.5% 9/15/37	3,287	4,252
National Grid PLC 6.3% 8/1/16	407	473
NiSource Finance Corp.:
4.45% 12/1/21	2,779	2,942
5.25% 9/15/17	682	759
5.4% 7/15/14	6,582	7,177
5.45% 9/15/20	980	1,106
5.8% 2/1/42	3,785	4,039
5.95% 6/15/41	8,000	8,999
6.25% 12/15/40	1,664	1,911
6.4% 3/15/18	1,557	1,839
6.8% 1/15/19	4,065	4,874
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,554	3,643
		60,809
TOTAL UTILITIES		145,723
TOTAL NONCONVERTIBLE BONDS (Cost $1,279,453)		1,404,678
U.S. Government and Government Agency Obligations - 9.9%

U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 3.875% 2/15/21	39,390	44,717
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	$ 27,504	$ 37,766
2.125% 2/15/41	72,548	100,091
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		137,857
U.S. Treasury Obligations - 9.0%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.09% 3/1/12 to 5/24/12 (h)	10,500	10,499
U.S. Treasury Bonds:
3.125% 2/15/42	51,121	51,377
3.75% 8/15/41	49,720	56,277
4.375% 5/15/41	123,612	155,326
U.S. Treasury Notes:
0.25% 1/31/14	45,684	45,643
0.25% 9/15/14	11,228	11,189
0.5% 8/15/14	99,820	100,132
0.625% 7/15/14	611,211	615,031
0.875% 11/30/16	17,691	17,738
0.875% 2/28/17	53,199	53,207
1% 9/30/16	40,331	40,725
1.375% 2/28/19	23,966	23,932
2% 11/15/21	110,663	111,182
2% 2/15/22	99,197	99,368
3.125% 4/30/17 (i)	222,620	247,439
3.125% 5/15/21	178,667	198,306
TOTAL U.S. TREASURY OBLIGATIONS		1,837,371
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,920,807)		2,019,945
U.S. Government Agency - Mortgage Securities - 6.1%

Fannie Mae - 4.2%
2.303% 6/1/36 (l)	182	193
2.635% 7/1/37 (l)	584	622
3% 3/1/27 (g)	8,000	8,303
3.5% 1/1/21 to 6/1/26	842	887
3.5% 3/1/42 (g)	80,400	83,102
3.5% 3/1/42 (g)	34,200	35,349
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 3/1/42 (g)	$ 40,400	$ 41,758
3.5% 3/1/42 (g)	60,500	62,533
3.5% 3/1/42 (g)	19,900	20,569
3.5% 3/1/42 (g)	200	207
4% 9/1/26 to 11/1/41	87,719	92,932
4% 9/1/41	149	158
4% 10/1/41	11,170	11,815
4.5% 4/1/18 to 11/1/41	139,544	150,287
4.5% 3/1/27 (g)	1,000	1,070
4.5% 3/1/42 (g)	10,000	10,658
5% 12/1/25 to 5/1/40	69,141	74,708
5% 3/1/42 (g)	20,500	22,139
5% 3/1/42 (g)	5,400	5,832
5% 3/1/42 (g)	7,000	7,560
5.5% 9/1/24 to 3/1/40	82,872	90,442
6% 6/1/35 to 4/1/40	118,850	130,810
TOTAL FANNIE MAE		851,934
Freddie Mac - 1.0%
3.149% 10/1/35 (l)	266	283
4% 12/1/40 to 11/1/41	13,208	14,024
4% 9/1/41	938	990
4% 3/1/42 (g)	23,000	24,127
4.5% 7/1/25 to 10/1/41	56,715	60,599
4.5% 3/1/42 (g)	28,400	30,168
5% 3/1/19 to 9/1/40	49,026	52,974
5.5% 1/1/28 to 3/1/40	25,794	27,973
6% 7/1/37 to 8/1/37	1,412	1,559
6.5% 3/1/36	1,456	1,640
TOTAL FREDDIE MAC		214,337
Ginnie Mae - 0.9%
3.5% 12/15/41 to 2/15/42	17,199	18,055
4% 1/15/25 to 11/15/41	40,062	43,227
4% 3/1/42 (g)	5,200	5,600
4.5% 5/15/39 to 3/20/41	55,610	60,776
4.5% 3/1/42 (g)	1,400	1,526
5% 5/15/34 to 9/15/41	33,080	36,678
5% 3/1/42 (g)	1,500	1,657
5% 3/1/42 (g)	7,000	7,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/15/31 to 1/15/39	$ 1,531	$ 1,708
6% 2/15/34 to 9/20/38	15,128	17,063
TOTAL GINNIE MAE		194,022
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,242,920)		1,260,293
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (l)	1,324	715
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (l)	454	318
Series 2005-HE2 Class M2, 0.694% 4/25/35 (l)	117	114
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	688	7
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	3,320	3,386
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,477
Series 2011-3 Class A2, 1.81% 5/15/16	5,770	5,846
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (l)	91	72
Series 2004-R2 Class M3, 0.794% 4/25/34 (l)	147	46
Series 2005-R2 Class M1, 0.694% 4/25/35 (l)	2,266	1,967
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (l)	53	38
Series 2004-W11 Class M2, 0.944% 11/25/34 (l)	616	438
Series 2004-W7 Class M1, 0.794% 5/25/34 (l)	1,600	1,145
Series 2006-W4 Class A2C, 0.404% 5/25/36 (l)	1,453	355
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (l)	2,779	1,884
Series 2006-HE2 Class M1, 0.614% 3/25/36 (l)	120	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (d)(f)(l)	6,960	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (l)	1,537	1,355
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	583	586
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (f)(l)	304	226
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class B, 0.9955% 7/20/39 (f)(l)	$ 290	$ 119
Class C, 1.3455% 7/20/39 (f)(l)	372	8
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (l)	1,978	626
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,514
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.514% 10/25/35 (l)	1,083	1,069
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (l)	12	12
Series 2007-4 Class A1A, 0.3963% 9/25/37 (l)	273	266
Series 2007-5 Class 2A1, 0.344% 9/25/47 (l)	1,692	1,680
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (l)	175	77
Series 2004-4 Class M2, 1.039% 6/25/34 (l)	645	292
Series 2005-3 Class MV1, 0.664% 8/25/35 (l)	241	237
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (l)	43	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (l)	319	186
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.069% 3/25/34 (l)	25	3
Series 2006-FF14 Class A2, 0.304% 10/25/36 (l)	786	770
Ford Credit Automobile Lease Trust Series 2012-A Class A4, 1.03% 4/15/15	9,290	9,288
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	7,020	7,088
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (l)	1,041	329
Class M4, 0.924% 1/25/35 (l)	399	90
Series 2006-D Class M1, 0.474% 11/25/36 (l)	69	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (f)(l)	3,122	1,093
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	886	815
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (f)(l)	235	219
Series 2006-2A:
Class A, 0.4285% 11/15/34 (f)(l)	1,591	1,316
Class B, 0.5285% 11/15/34 (f)(l)	574	370
Class C, 0.6285% 11/15/34 (f)(l)	954	472
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class D, 0.9985% 11/15/34 (f)(l)	$ 363	$ 80
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (l)	542	414
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (f)(l)	33	33
Class C, 0.794% 9/25/46 (f)(l)	1,676	855
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (l)	393	268
Series 2003-3 Class M1, 1.534% 8/25/33 (l)	766	552
Series 2003-5 Class A2, 0.944% 12/25/33 (l)	36	26
Series 2005-5 Class 2A2, 0.494% 11/25/35 (l)	8	8
Series 2006-1 Class 2A3, 0.469% 4/25/36 (l)	427	423
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (l)	1,642	478
Hyundai Automobile Receivables Trust Series 2012-A Class A4, 1.27% 12/15/16	9,830	9,829
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (l)	3,185	61
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (l)	1,641	1,358
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (l)	652	572
Series 2006-A Class 2C, 1.7238% 3/27/42 (l)	2,909	780
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (l)	92	55
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	11	11
Class C, 5.691% 10/20/28 (f)	5	5
Class D, 6.01% 10/20/28 (f)	60	60
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (l)	861	15
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (l)	169	105
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (l)	581	389
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (l)	1,805	1,340
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (l)	3,101	2,318
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (l)	63	48
Series 2005-NC1 Class M1, 0.684% 1/25/35 (l)	439	277
Series 2005-NC2 Class B1, 1.414% 3/25/35 (l)	457	58
Series 2007-HE2 Class M1, 0.494% 1/25/37 (l)	2,038	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (n)	$ 1,638	$ 111
Series 2006-4 Class D, 1.344% 5/25/32 (l)	2,225	5
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,587	25
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	1,303	29
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (l)	1,566	666
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (d)(f)(l)	621	0
Series 2006-1A Class A, 1.6455% 3/20/11 (d)(f)(l)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (l)	16	16
Series 2007-6 Class 2A1, 0.304% 7/25/37 (l)	83	82
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (l)	585	247
Class M4, 1.694% 9/25/34 (l)	750	164
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (l)	1,620	722
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (l)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (l)	1,466	894
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (f)(l)	585	560
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (l)	1,396	633
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (l)	71	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	575	593
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (l)	32	23
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (f)(l)	2,165	65
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	974	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (f)(l)	1,964	1,041
TOTAL ASSET-BACKED SECURITIES (Cost $93,017)		91,270
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (f)(l)(n)	30,101	1,439
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (l)	2,097	1,591
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,468	323
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (f)(l)	14	14
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (l)	1,288	1,185
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (l)	206	125
Series 2006-1A Class C2, 1.4455% 12/20/54 (f)(l)	7,110	4,337
Series 2006-2 Class C1, 1.1855% 12/20/54 (l)	5,920	3,611
Series 2006-3 Class C2, 0.7455% 12/20/54 (l)	1,233	752
Series 2006-4:
Class B1, 0.4255% 12/20/54 (l)	4,556	3,836
Class C1, 1.0055% 12/20/54 (l)	2,785	1,699
Class M1, 0.5855% 12/20/54 (l)	1,198	913
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (l)	2,417	1,474
Class 1M1, 0.5455% 12/20/54 (l)	1,611	1,228
Class 2C1, 1.2055% 12/20/54 (l)	1,098	670
Class 2M1, 0.7455% 12/20/54 (l)	2,067	1,576
Series 2007-2 Class 2C1, 0.676% 12/17/54 (l)	2,864	1,747
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (l)	472	339
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,231	2,350
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (l)	2,126	1,603
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	669
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (l)	$ 906	$ 533
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (l)	1,619	1,088
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (l)	2,193	1,706
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (f)(l)	1,368	1,111
Class B6, 3.1048% 7/10/35 (f)(l)	291	232
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (f)(l)	295	274
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	63
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (l)	39	28
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (l)	391	362
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (l)	3,593	2,740
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,589)		39,618
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (l)	966	977
Class A3, 7.1326% 2/14/43 (l)	1,043	1,062
Class A6, 7.4526% 2/14/43 (l)	1,537	1,567
Class PS1, 1.4363% 2/14/43 (l)(n)	3,517	39
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (l)	1,285	1,371
Series 2006-5:
Class A2, 5.317% 9/10/47	4,312	4,377
Class A3, 5.39% 9/10/47	1,832	1,936
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,803
Series 2007-4 Class A3, 5.9813% 2/10/51 (l)	1,310	1,392
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	154
Series 2007-3:
Class A3, 5.8426% 6/10/49 (l)	2,194	2,300
Class A4, 5.8426% 6/10/49 (l)	2,739	3,027
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 2,878	$ 3,244
Series 2004-2:
Class A3, 4.05% 11/10/38	180	183
Class A4, 4.153% 11/10/38	1,666	1,731
Series 2005-1 Class A3, 4.877% 11/10/42	545	545
Series 2007-1 Class A2, 5.381% 1/15/49	1,624	1,623
Series 2001-3 Class H, 6.562% 4/11/37 (f)	735	737
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	123	123
Class K, 6.15% 5/11/35 (f)	611	595
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	4,082	4,331
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (f)(l)	564	547
Class D, 0.6085% 3/15/22 (f)(l)	572	555
Class E, 0.6485% 3/15/22 (f)(l)	472	458
Class F, 0.7185% 3/15/22 (f)(l)	676	649
Class G, 0.7785% 3/15/22 (f)(l)	438	412
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (f)(l)	944	906
Class E, 0.4885% 10/15/19 (f)(l)	956	908
Class F, 0.5585% 10/15/19 (f)(l)	2,868	2,696
Class G, 0.5785% 10/15/19 (f)(l)	1,350	1,201
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (f)(l)	72	51
Series 2004-1:
Class A, 0.604% 4/25/34 (f)(l)	1,220	982
Class B, 2.144% 4/25/34 (f)(l)	137	79
Class M1, 0.804% 4/25/34 (f)(l)	110	76
Class M2, 1.444% 4/25/34 (f)(l)	101	70
Series 2005-2A:
Class A1, 0.554% 8/25/35 (f)(l)	1,632	1,066
Class M1, 0.674% 8/25/35 (f)(l)	89	46
Class M2, 0.724% 8/25/35 (f)(l)	146	67
Class M3, 0.744% 8/25/35 (f)(l)	81	32
Series 2005-3A:
Class A2, 0.644% 11/25/35 (f)(l)	590	390
Class M1, 0.684% 11/25/35 (f)(l)	77	44
Class M2, 0.734% 11/25/35 (f)(l)	98	54
Class M3, 0.754% 11/25/35 (f)(l)	88	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M4, 0.844% 11/25/35 (f)(l)	$ 110	$ 53
Series 2005-4A:
Class A2, 0.634% 1/25/36 (f)(l)	1,470	911
Class B1, 1.644% 1/25/36 (f)(l)	127	17
Class M1, 0.694% 1/25/36 (f)(l)	474	205
Class M2, 0.714% 1/25/36 (f)(l)	142	55
Class M3, 0.744% 1/25/36 (f)(l)	208	73
Class M4, 0.854% 1/25/36 (f)(l)	115	36
Class M5, 0.894% 1/25/36 (f)(l)	115	31
Class M6, 0.944% 1/25/36 (f)(l)	122	24
Series 2006-1:
Class A2, 0.604% 4/25/36 (f)(l)	230	159
Class M1, 0.624% 4/25/36 (f)(l)	82	46
Class M2, 0.644% 4/25/36 (f)(l)	87	46
Class M3, 0.664% 4/25/36 (f)(l)	75	37
Class M4, 0.764% 4/25/36 (f)(l)	42	19
Class M5, 0.804% 4/25/36 (f)(l)	41	16
Class M6, 0.884% 4/25/36 (f)(l)	82	31
Series 2006-2A:
Class A1, 0.474% 7/25/36 (f)(l)	3,410	2,159
Class A2, 0.524% 7/25/36 (f)(l)	203	122
Class B1, 1.114% 7/25/36 (f)(l)	76	9
Class B3, 2.944% 7/25/36 (f)(l)	115	5
Class M1, 0.554% 7/25/36 (f)(l)	213	85
Class M2, 0.574% 7/25/36 (f)(l)	150	54
Class M3, 0.594% 7/25/36 (f)(l)	124	40
Class M4, 0.664% 7/25/36 (f)(l)	84	24
Class M5, 0.714% 7/25/36 (f)(l)	103	26
Class M6, 0.784% 7/25/36 (f)(l)	154	25
Series 2006-3A:
Class B1, 1.044% 10/25/36 (f)(l)	148	3
Class M4, 0.674% 10/25/36 (f)(l)	165	16
Class M5, 0.724% 10/25/36 (f)(l)	197	14
Class M6, 0.804% 10/25/36 (f)(l)	387	18
Series 2006-4A:
Class A1, 0.474% 12/25/36 (f)(l)	841	557
Class A2, 0.514% 12/25/36 (f)(l)	4,112	2,097
Class B1, 0.944% 12/25/36 (f)(l)	132	12
Class B2, 1.494% 12/25/36 (f)(l)	134	8
Class B3, 2.694% 12/25/36 (f)(l)	82	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.534% 12/25/36 (f)(l)	$ 274	$ 104
Class M2, 0.554% 12/25/36 (f)(l)	182	61
Class M3, 0.584% 12/25/36 (f)(l)	184	54
Class M4, 0.644% 12/25/36 (f)(l)	222	51
Class M5, 0.684% 12/25/36 (f)(l)	203	33
Class M6, 0.764% 12/25/36 (f)(l)	182	22
Series 2007-1:
Class A2, 0.514% 3/25/37 (f)(l)	858	412
Class B1, 0.914% 3/25/37 (f)(l)	275	20
Class B2, 1.394% 3/25/37 (f)(l)	175	8
Class M1, 0.514% 3/25/37 (f)(l)	240	78
Class M2, 0.534% 3/25/37 (f)(l)	179	46
Class M3, 0.564% 3/25/37 (f)(l)	160	32
Class M4, 0.614% 3/25/37 (f)(l)	130	19
Class M5, 0.664% 3/25/37 (f)(l)	200	25
Class M6, 0.744% 3/25/37 (f)(l)	280	29
Series 2007-2A:
Class A1, 0.514% 7/25/37 (f)(l)	803	414
Class A2, 0.564% 7/25/37 (f)(l)	753	264
Class B1, 1.844% 7/25/37 (f)(l)	233	9
Class B2, 2.494% 7/25/37 (f)(l)	75	4
Class M1, 0.614% 7/25/37 (f)(l)	263	40
Class M2, 0.654% 7/25/37 (f)(l)	145	16
Class M3, 0.734% 7/25/37 (f)(l)	146	13
Class M4, 0.894% 7/25/37 (f)(l)	289	23
Class M5, 0.994% 7/25/37 (f)(l)	255	17
Class M6, 1.244% 7/25/37 (f)(l)	324	17
Series 2007-3:
Class A2, 0.534% 7/25/37 (f)(l)	880	377
Class B1, 1.194% 7/25/37 (f)(l)	196	16
Class B2, 1.844% 7/25/37 (f)(l)	491	26
Class B3, 4.244% 7/25/37 (f)(l)	61	1
Class M1, 0.554% 7/25/37 (f)(l)	175	58
Class M2, 0.584% 7/25/37 (f)(l)	187	51
Class M3, 0.614% 7/25/37 (f)(l)	294	65
Class M4, 0.744% 7/25/37 (f)(l)	462	82
Class M5, 0.844% 7/25/37 (f)(l)	242	32
Class M6, 1.044% 7/25/37 (f)(l)	184	20
Series 2007-4A:
Class B1, 2.794% 9/25/37 (f)(l)	198	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.194% 9/25/37 (f)(l)	$ 299	$ 26
Class M2, 1.294% 9/25/37 (f)(l)	299	18
Class M4, 1.844% 9/25/37 (f)(l)	759	33
Class M5, 1.994% 9/25/37 (f)(l)	759	24
Class M6, 2.194% 9/25/37 (f)(l)	762	16
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(n)	2,457	90
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(l)(n)	6,085	576
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (f)(l)	458	440
Class J, 1.0985% 3/15/19 (f)(l)	447	384
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (f)(l)	653	560
Class E, 0.5485% 3/15/22 (f)(l)	3,391	2,875
Class F, 0.5985% 3/15/22 (f)(l)	2,081	1,723
Class G, 0.6485% 3/15/22 (f)(l)	534	437
Class H, 0.7985% 3/15/22 (f)(l)	653	521
Class J, 0.9485% 3/15/22 (f)(l)	653	508
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	69	70
Series 2004-PWR3 Class A3, 4.487% 2/11/41	387	395
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,766
Series 2007-PW16:
Class A4, 5.9038% 6/11/40 (l)	769	882
Class AAB, 5.9038% 6/11/40 (l)	6,290	6,850
Series 2007-PW18:
Class A2, 5.613% 6/11/50	382	396
Class A4, 5.7% 6/11/50	5,820	6,682
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,845
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (f)(l)(n)	13,836	165
Series 2006-T22 Class A4, 5.7044% 4/12/38 (l)	164	186
Series 2006-T24 Class X2, 0.6237% 10/12/41 (f)(l)(n)	3,433	26
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (f)(l)(n)	92,485	1,035
Series 2007-T28 Class X2, 0.3272% 9/11/42 (f)(l)(n)	49,759	326
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (f)(l)	$ 802	$ 661
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,610
Class XCL, 1.5913% 5/15/35 (f)(l)(n)	5,400	126
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (f)(l)	275	263
Class H, 0.6235% 8/15/21 (f)(l)	468	438
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	10,316
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,948	1,856
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	1,201	1,201
Class A2, 5.8853% 12/10/49 (l)	1,600	1,613
Class A4, 5.8853% 12/10/49 (l)	4,371	5,030
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (l)	1,238	1,275
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,943	6,522
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,367
Class C, 5.476% 12/11/49	2,474	709
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (l)	1,314	1,410
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	237
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (f)(l)	85	82
Class H, 0.8685% 4/15/17 (f)(l)	188	163
Class J, 1.0985% 4/15/17 (f)(l)	144	101
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (f)(l)	1,003	922
Class D, 0.5885% 11/15/17 (f)(l)	52	48
Class E, 0.6385% 11/15/17 (f)(l)	185	166
Class F, 0.6985% 11/15/17 (f)(l)	204	182
Class G, 0.7485% 11/15/17 (f)(l)	141	124
Series 2006-CN2A:
Class A2FL, 0.4825% 2/5/19 (f)(l)	1,940	1,835
Class AJFL, 0.5225% 2/5/19 (l)	890	863
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (f)(l)	$ 1,872	$ 1,678
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,895
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	2,291	2,228
Class AJFX, 5.478% 2/5/19 (f)	4,140	4,115
Series 2007-C9 Class A4, 6.0069% 12/10/49 (l)	2,907	3,360
Series 2006-C8 Class XP, 0.6566% 12/10/46 (l)(n)	16,816	148
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	10	10
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,762
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)	4,760	4,823
Class A3, 5.542% 1/15/49 (l)	2,628	2,861
Series 2007-C3 Class A4, 5.9018% 6/15/39 (l)	790	861
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,549	4,638
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (l)(n)	11,239	135
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,189	1,302
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (f)(l)	4,688	3,481
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	68	68
Class A4, 4.75% 1/15/37	612	645
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (l)(n)	512	1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (f)(l)(n)	2,063	3
Series 2006-C1 Class A3, 5.5944% 2/15/39 (l)	4,872	5,206
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (f)(l)	497	446
Class C:
0.4185% 2/15/22 (f)(l)	2,047	1,816
0.5185% 2/15/22 (f)(l)	731	641
Class F, 0.5685% 2/15/22 (f)(l)	1,462	1,267
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (l)(n)	20,525	152
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class B, 5.487% 2/15/40 (f)(l)	$ 2,009	$ 301
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	865	873
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,625
Series 2001-1 Class X1, 1.5729% 5/15/33 (f)(l)(n)	1,500	13
Series 2007-C1 Class XP, 0.3493% 12/10/49 (l)(n)	20,949	92
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (l)(n)	4,556	8
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (f)(l)	494	480
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,706
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,241
Series 2006-GG7 Class A3, 6.079% 7/10/38 (l)	2,570	2,570
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (f)(l)(n)	27,876	173
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (f)(l)	298	284
Class F, 0.7025% 6/6/20 (f)(l)	916	865
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(l)	1,650	1,606
Class D, 2.3636% 3/6/20 (f)(l)	3,090	2,995
Class F, 2.8433% 3/6/20 (f)(l)	136	131
Class G, 3.0177% 3/6/20 (f)(l)	67	64
Class H, 3.5846% 3/6/20 (f)(l)	62	59
Class J, 4.4568% 3/6/20 (f)(l)	85	82
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	316	321
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (f)(l)(n)	19,996	43
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,782	3,843
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	626	630
Series 2007-GG10 Class A2, 5.778% 8/10/45	430	438
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (f)(l)	$ 722	$ 672
Class C, 0.4585% 11/15/18 (f)(l)	513	462
Class D, 0.4785% 11/15/18 (f)(l)	228	201
Class E, 0.5285% 11/15/18 (f)(l)	327	282
Class F, 0.5785% 11/15/18 (f)(l)	492	418
Class G, 0.6085% 11/15/18 (f)(l)	426	349
Class H, 0.7485% 11/15/18 (f)(l)	327	255
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (l)	3,229	3,343
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	949
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	499	522
Class A3, 5.336% 5/15/47	548	603
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (l)	4,608	5,244
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (l)	3,581	3,612
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,475	2,476
Class A3, 5.42% 1/15/49	3,616	4,046
Series 2005-CB13 Class E, 5.5259% 1/12/43 (f)(l)	665	34
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,174	9,360
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	356
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (l)	112	42
Class C, 5.9303% 2/12/49 (l)	294	86
Class D, 5.9303% 2/12/49 (l)	309	43
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	251	64
Class CS, 5.466% 1/15/49 (l)	108	13
Class ES, 5.7445% 1/15/49 (f)(l)	679	36
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	34	34
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (l)	1,054	1,201
Series 1998-C1 Class D, 6.98% 2/18/30	187	190
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	178	180
Series 2006-C6 Class A2, 5.262% 9/15/39 (l)	110	111
Series 2006-C7:
Class A2, 5.3% 11/15/38	789	790
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C7:
Class A3, 5.347% 11/15/38	$ 979	$ 1,105
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,594
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,248
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (l)(n)	2,989	6
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (l)(n)	5,603	60
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (l)(n)	2,095	18
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,642	1,860
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,587
Class XCP, 0.431% 9/15/45 (l)(n)	96,030	697
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (f)(l)	421	377
Class E, 0.5385% 9/15/21 (f)(l)	1,518	1,313
Class F, 0.5885% 9/15/21 (f)(l)	1,255	1,048
Class G, 0.6085% 9/15/21 (f)(l)	2,478	1,996
Class H, 0.6485% 9/15/21 (f)(l)	639	489
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,335
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (l)	891	899
Series 2005-LC1 Class F, 5.5568% 1/12/44 (f)(l)	1,143	638
Series 2006-C1 Class A2, 5.8093% 5/12/39 (l)	1,218	1,261
Series 2007-C1 Class A4, 6.0271% 6/12/50 (l)	4,974	5,595
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,193
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (l)	198	198
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (l)	1,398	1,421
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,080	1,147
Series 2007-5:
Class A3, 5.364% 8/12/48	512	525
Class A4, 5.378% 8/12/48	53	57
Class B, 5.479% 8/12/48	3,942	986
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	10,897	11,818
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	4,599	4,974
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	5,149	5,418
Series 2006-4 Class XP, 0.8109% 12/12/49 (l)(n)	20,867	348
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,314	410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.9345% 6/12/50 (l)	$ 114	$ 10
Series 2007-8 Class A3, 6.1644% 8/12/49 (l)	1,133	1,259
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (f)(l)	393	228
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (f)(l)	754	683
Class D, 0.439% 10/15/20 (f)(l)	732	660
Class E, 0.499% 10/15/20 (f)(l)	916	779
Class F, 0.549% 10/15/20 (f)(l)	550	418
Class G, 0.589% 10/15/20 (f)(l)	680	497
Class H, 0.679% 10/15/20 (f)(l)	428	248
Class J, 0.829% 10/15/20 (f)(l)	250	104
Class MHRO, 0.939% 10/15/20 (f)(l)	532	447
Class NHRO, 1.139% 10/15/20 (f)(l)	805	660
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,380
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	666	699
Series 2007-IQ13 Class A1, 5.05% 3/15/44	11	11
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (f)(l)(n)	8,839	36
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (l)	434	437
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (l)	983	1,019
Class A4, 5.895% 10/15/42 (l)	394	445
Series 2006-T23 Class A3, 5.986% 8/12/41 (l)	671	701
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,971	2,160
Class AAB, 5.654% 4/15/49	3,520	3,802
Class B, 5.9063% 4/15/49 (l)	323	88
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	63	63
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (f)(l)	1,791	1,402
Class F, 0.6296% 9/15/21 (f)(l)	2,061	1,553
Class G, 0.6496% 9/15/21 (f)(l)	1,953	1,412
Class J, 0.8896% 9/15/21 (f)(l)	434	197
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (f)(l)	142	128
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP2, 1.0485% 6/15/20 (f)(l)	$ 237	$ 208
Class F, 0.7285% 6/15/20 (f)(l)	4,581	2,978
Class LXR1, 0.9485% 6/15/20 (f)(l)	162	131
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	1,153	1,161
Series 2003-C8 Class A3, 4.445% 11/15/35	4,734	4,786
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,596
Series 2007-C30:
Class A3, 5.246% 12/15/43	423	433
Class A4, 5.305% 12/15/43	386	410
Class A5, 5.342% 12/15/43	1,406	1,531
Series 2007-C31 Class A4, 5.509% 4/15/47	2,970	3,245
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (l)	3,927	4,070
Class A3, 5.9287% 6/15/49 (l)	2,231	2,456
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)	624	624
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,195
Series 2005-C22:
Class B, 5.5336% 12/15/44 (l)	2,914	2,003
Class F, 5.5336% 12/15/44 (f)(l)	2,191	530
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	7,210	7,919
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,942	1,557
Class D, 5.513% 12/15/43 (l)	2,102	537
Class XP, 0.6327% 12/15/43 (f)(l)(n)	11,753	115
Series 2007-C31 Class C, 5.8735% 4/15/47 (l)	361	74
Series 2007-C31A Class A2, 5.421% 4/15/47	8,166	8,484
Series 2007-C32:
Class D, 5.9287% 6/15/49 (l)	987	289
Class E, 5.9287% 6/15/49 (l)	1,556	388
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (l)	870	961
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $293,836)		372,795
Municipal Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	$ 2,300	$ 2,379
California Gen. Oblig.:
7.5% 4/1/34	8,780	11,321
7.55% 4/1/39	1,605	2,125
7.6% 11/1/40	2,420	3,237
7.625% 3/1/40	1,945	2,584
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,283
Series 2011, 5.877% 3/1/19	2,230	2,469
TOTAL MUNICIPAL SECURITIES (Cost $27,801)		30,398
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 3.25% 9/14/21	2,269	2,327
United Mexican States 6.05% 1/11/40	5,648	6,876
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,973)		9,203
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $189)	196	203
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,609)	3,319	3,817
Fixed-Income Funds - 11.9%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	3,538,209	392,706
Fidelity High Income Central Fund 2 (m)	5,214,975	584,338
Fidelity Mortgage Backed Securities Central Fund (m)	13,440,646	1,458,176
TOTAL FIXED-INCOME FUNDS (Cost $2,240,552)		2,435,220
Money Market Funds - 2.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	464,400,023	$ 464,400
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	67,618,851	67,619
TOTAL MONEY MARKET FUNDS (Cost $532,019)		532,019
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $18,261,424)		20,990,620
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(485,390)
NET ASSETS - 100%		$ 20,505,230
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/42	$ (60,500)	(62,533)
3.5% 3/1/42	(60,500)	(62,533)
3.5% 3/1/42	(60,500)	(62,533)
3.5% 3/1/42	(19,900)	(20,569)
3.5% 3/1/42	(200)	(207)
3.5% 3/1/42	(10,000)	(10,336)
4% 3/1/27	(12,000)	(12,709)
4% 3/1/42	(22,000)	(23,154)
4.5% 3/1/42	(57,500)	(61,282)
4.5% 3/1/42	(51,000)	(54,354)
5% 3/1/42	(24,000)	(25,919)
5% 3/1/42	(11,000)	(11,880)
5% 3/1/42	(7,000)	(7,560)
5% 3/1/42	(7,000)	(7,560)
6% 3/1/42	(2,000)	(2,201)
6% 3/1/42	(51,000)	(56,117)
TOTAL FANNIE MAE		(481,447)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
5% 3/1/42	$ (15,000)	$ (16,153)
Ginnie Mae
3.5% 3/1/42	(8,000)	(8,386)
4% 3/1/42	(9,000)	(9,693)
5% 3/1/42	(14,000)	(15,463)
TOTAL GINNIE MAE		(33,542)
TOTAL TBA SALE COMMITMENTS (Proceeds $531,145)		$ (531,142)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,134 CME E-mini S&P 500 Index Contracts	March 2012	$ 77,361	$ 5,541

The face value of futures purchased as a percentage of net assets is 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000)(k)

	Sept. 2037	$ 8,996	$ (8,496)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(k)	Sept. 2037	7,326	(6,919)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000)(k)

	Sept. 2037	$ 970	$ (916)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000)(k)	Sept. 2037	7,326	(6,919)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000)(k)	Sept. 2037	7,057	(6,664)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000)(k)	Sept. 2037	6,195	(5,850)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C)(j)	Dec. 2034	613	(589)
		$ 38,483	$ (36,353)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $335,413,000 or 1.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,000,000.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $40,548,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,428,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 279
Fidelity Corporate Bond 1-10 Year Central Fund	8,419
Fidelity High Income Central Fund 2	19,853
Fidelity Mortgage Backed Securities Central Fund	22,339
Fidelity Securities Lending Cash Central Fund	601
Total	$ 51,491
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 388,778	$ -	$ -	$ 392,706	58.3%
Fidelity High Income Central Fund 2	533,410	19,853	-	584,338	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,480,565	22,338	49,830	1,458,176	11.2%
Total	$ 2,402,753	$ 42,191	$ 49,830	$ 2,435,220
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,246,123	$ 1,239,695	$ -	$ 6,428
Consumer Staples	1,405,272	1,356,296	48,976	-
Energy	1,590,329	1,590,329	-	-
Financials	1,863,752	1,846,157	8,227	9,368
Health Care	1,430,178	1,430,178	-	-
Industrials	1,427,701	1,427,701	-	-
Information Technology	2,732,852	2,732,852	-	-
Materials	432,116	432,116	-	-
Telecommunication Services	223,507	223,507	-	-
Utilities	439,331	439,331	-	-
Corporate Bonds	1,404,678	-	1,404,678	-
U.S. Government and Government Agency Obligations	2,019,945	-	2,019,945	-
U.S. Government Agency - Mortgage Securities	1,260,293	-	1,260,293	-
Asset-Backed Securities	91,270	-	77,758	13,512
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 39,618	$ -	$ 36,450	$ 3,168
Commercial Mortgage Securities	372,795	-	348,162	24,633
Municipal Securities	30,398	-	30,398	-
Foreign Government and Government Agency Obligations	9,203	-	9,203	-
Supranational Obligations	203	-	203	-
Bank Notes	3,817	-	3,817	-
Fixed-Income Funds	2,435,220	2,435,220	-	-
Money Market Funds	532,019	532,019	-	-
Total Investments in Securities:	$ 20,990,620	$ 15,685,401	$ 5,248,110	$ 57,109
Derivative Instruments:
Assets
Futures Contracts	$ 5,541	$ 5,541	$ -	$ -
Liabilities
Swap Agreements	$ (36,353)	$ -	$ (35,764)	$ (589)
Total Derivative Instruments:	$ (30,812)	$ 5,541	$ (35,764)	$ (589)
Other Financial Instruments:
TBA Sale Commitments	$ (531,142)	$ -	$ (531,142)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,520
Total Realized Gain (Loss)	(5,351)
Total Unrealized Gain (Loss)	1,404
Cost of Purchases	2
Proceeds of Sales	(10,966)
Amortization/Accretion	(39)
Transfers in to Level 3	22,059
Transfers out of Level 3	(18,520)
Ending Balance	$ 57,109
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (4,406)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (902)
Total Unrealized Gain (Loss)	313
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (589)
Realized gain (loss) on Swap Agreements for the period	$ (299)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 29, 2012	$ 9

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (36,353)
Equity Risk
Futures Contracts (a)	5,541	-
Total Value of Derivatives	$ 5,541	$ (36,353)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	24.0%
AAA,AA,A	5.3%
BBB	4.9%
BB	1.3%
B	1.7%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.2%
Equities	62.5%
Short-Term Investments and Net Other Assets	(0.2)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.9%
United Kingdom	3.5%
Canada	1.7%
Ireland	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,621) - See accompanying schedule: Unaffiliated issuers (cost $15,488,853)	$ 18,023,381
Fidelity Central Funds (cost $2,772,571)	2,967,239
Total Investments (cost $18,261,424)		$ 20,990,620
Foreign currency held at value (cost $112)		112
Receivable for investments sold, regular delivery		142,671
Receivable for TBA sale commitments		531,145
Receivable for swap agreements		7
Receivable for fund shares sold		57,676
Dividends receivable		21,981
Interest receivable		32,669
Distributions receivable from Fidelity Central Funds		1,374
Prepaid expenses		36
Other receivables		1,073
Total assets		21,779,364

Liabilities
Payable to custodian bank	$ 1,575
Payable for investments purchased Regular delivery	195,662
Delayed delivery	370,529
TBA sale commitments, at value	531,142
Payable for swap agreements	1,455
Payable for fund shares redeemed	57,266
Swap agreements, at value	36,353
Accrued management fee	6,915
Payable for daily variation margin on futures contracts	397
Other affiliated payables	2,560
Other payables and accrued expenses	2,661
Collateral on securities loaned, at value	67,619
Total liabilities		1,274,134

Net Assets		$ 20,505,230
Net Assets consist of:
Paid in capital		$ 18,912,610
Undistributed net investment income		81,345
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,187,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,698,629
Net Assets		$ 20,505,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012 (Unaudited)

Balanced: Net Asset Value, offering price and redemption price per share ($15,238,862 ÷ 781,323 shares)	$ 19.50

Class K: Net Asset Value, offering price and redemption price per share ($5,266,368 ÷ 270,020 shares)	$ 19.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)

Investment Income
Dividends		$ 102,947
Interest		97,585
Income from Fidelity Central Funds		51,491
Total income		252,023

Expenses
Management fee	$ 40,032
Transfer agent fees	14,402
Accounting and security lending fees	989
Custodian fees and expenses	147
Independent trustees' compensation	64
Registration fees	190
Audit	95
Legal	53
Miscellaneous	91
Total expenses before reductions	56,063
Expense reductions	(361)	55,702
Net investment income (loss)		196,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(241,951)
Fidelity Central Funds	1,574
Foreign currency transactions	70
Futures contracts	3,162
Swap agreements	(3,449)
Total net realized gain (loss)		(240,594)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,644,115
Assets and liabilities in foreign currencies	(260)
Futures contracts	6,424
Swap agreements	3,289
Delayed delivery commitments	(2,737)
Total change in net unrealized appreciation (depreciation)		1,650,831
Net gain (loss)		1,410,237
Net increase (decrease) in net assets resulting from operations		$ 1,606,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012 (Unaudited)	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 196,321	$ 410,670
Net realized gain (loss)	(240,594)	2,160,284
Change in net unrealized appreciation (depreciation)	1,650,831	115,234
Net increase (decrease) in net assets resulting from operations	1,606,558	2,686,188
Distributions to shareholders from net investment income	(204,091)	(410,590)
Distributions to shareholders from net realized gain	-	(9,407)
Total distributions	(204,091)	(419,997)
Share transactions - net increase (decrease)	(600,981)	(2,018,385)
Total increase (decrease) in net assets	801,486	247,806

Net Assets
Beginning of period	19,703,744	19,455,938
End of period (including undistributed net investment income of $81,345 and undistributed net investment income of $89,115, respectively)	$ 20,505,230	$ 19,703,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Balanced

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56
Income from Investment Operations
Net investment income (loss) D	.18	.35	.36	.38	.42	.44
Net realized and unrealized gain (loss)	1.34	1.91	.88	(2.29)	(1.76)	2.13
Total from investment operations	1.52	2.26	1.24	(1.91)	(1.34)	2.57
Distributions from net investment income	(.19)	(.35)	(.36)	(.37)	(.43)	(.43)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	(1.18)	(1.04)
Total distributions	(.19)	(.36)	(.37)	(.40)	(1.61)	(1.47)
Net asset value, end of period	$ 19.50	$ 18.17	$ 16.27	$ 15.40	$ 17.71	$ 20.66
Total Return B, C	8.45%	13.88%	8.06%	(10.48)%	(7.28)%	13.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.60% A	.61%	.62%	.68%	.61%	.61%
Expenses net of fee waivers, if any	.60% A	.61%	.62%	.68%	.61%	.61%
Expenses net of all reductions	.60% A	.60%	.61%	.68%	.61%	.60%
Net investment income (loss)	1.98% A	1.92%	2.18%	2.78%	2.22%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 15,239	$ 15,602	$ 16,764	$ 17,225	$ 25,363	$ 26,191
Portfolio turnover rate F	136% A	193% H	122%	198% H	73% H	89% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class K

	Six months ended February 29, 2012	Years ended August 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.27	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss)D	.19	.38	.38	.40	.12
Net realized and unrealized gain (loss)	1.34	1.90	.88	(2.29)	(1.41)
Total from investment operations	1.53	2.28	1.26	(1.89)	(1.29)
Distributions from net investment income	(.20)	(.38)	(.38)	(.40)	(.11)
Distributions from net realized gain	-	(.01)	(.01)	(.03)	-
Total distributions	(.20)	(.38) I	(.39)	(.43)	(.11)
Net asset value, end of period	$ 19.50	$ 18.17	$ 16.27	$ 15.40	$ 17.72
Total Return B, C	8.52%	14.04%	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48% A	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.47% A	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.10% A	2.05%	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,266	$ 4,102	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	136%A	193% J	122%	198% J	73% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. ITotal distributions of $.38 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.008 per share. JThe portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 29, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and

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3. Significant Accounting Policies - continued

Security Valuation - continued

government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

(PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,791,426
Gross unrealized depreciation	(210,226)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,581,200

Tax cost	$ 18,409,420

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2018	$ (677,351)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (3,449)	$ 3,289
Equity Risk
Futures Contracts	3,162	6,424
Totals (a)(b)(c)	$ (287)	$ 9,713

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $3,162 for futures contracts and $(3,449) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $6,424 for futures contracts and $3,289 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Futures Contracts - continued

(loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be

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5. Derivative Instruments - continued

Credit Default Swaps - continued

triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $38,483 representing 0.19% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $7,618,103 and $7,833,081, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Balanced	$ 13,221.18
Class K	1,181.05
	$ 14,402

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $227 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $68. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $601 (including $6 from securities loaned to FCM).

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $352 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Balanced	$ 155,104	$ 328,396
Class K	48,987	82,194
Total	$ 204,091	$ 410,590
From net realized gain
Balanced	$ -	$ 7,916
Class K	-	1,491
Total	$ -	$ 9,407

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Balanced
Shares sold	50,687	117,364	$ 931,932	$ 2,150,235
Reinvestment of distributions	8,329	17,788	149,391	325,354
Shares redeemed	(136,165)	(307,092)	(2,493,936)	(5,576,894)
Net increase (decrease)	(77,149)	(171,940)	$ (1,412,613)	$ (3,101,305)
Class K
Shares sold	75,048	127,669	$ 1,378,915	$ 2,316,418
Reinvestment of distributions	2,732	4,546	48,987	83,685
Shares redeemed	(33,458)	(71,990)	(616,270)	(1,317,183)
Net increase (decrease)	44,322	60,225	$ 811,632	$ 1,082,920

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

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Semiannual Report

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Semiannual Report

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Fidelity®

Puritan®

Fund

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Puritan	.60%
Actual		$ 1,000.00	$ 1,091.20	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.02
Class K	.48%
Actual		$ 1,000.00	$ 1,091.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.1
Chevron Corp.	1.6	1.0
Exxon Mobil Corp.	1.6	1.9
Microsoft Corp.	1.4	0.0
The Coca-Cola Co.	1.3	1.7
	9.9
Top Five Bond Issuers as of February 29, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.9	9.7
Fannie Mae	7.4	10.7
Freddie Mac	2.3	2.5
Ginnie Mae	2.0	2.0
Wachovia Bank Commercial Mortgage Trust	0.4	0.3
	21.0
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.4	11.4
Financials	11.8	11.7
Consumer Discretionary	11.1	9.1
Energy	9.3	10.4
Consumer Staples	8.5	8.8
Asset Allocation (% of fund's net assets)
As of February 29, 2012 *	As of August 31, 2011 **
Stocks and Investment Companies 62.6%	Stocks 58.2%
Bonds 35.5%	Bonds 40.6%
Convertible Securities 0.3%	Convertible Securities 0.6%
Other Investments 1.0%	Other Investments 1.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets† (0.4)%

* Foreign investments	12.2%	** Foreign investments	12.4%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 62.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.1%
Delphi Automotive PLC	70,767	$ 2,265
Delphi Automotive PLC (q)	165,126	4,756
TRW Automotive Holdings Corp. (a)	100,000	4,574
		11,595
Automobiles - 0.8%
Ford Motor Co.	4,770,200	59,055
General Motors Co. (a)	2,170	56
General Motors Co.:
warrants 7/10/16 (a)	101,940	1,730
warrants 7/10/19 (a)	101,940	1,170
Harley-Davidson, Inc.	838,800	39,071
Honda Motor Co. Ltd.	1,569,600	60,281
Tesla Motors, Inc. (a)	128,800	4,303
		165,666
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	562,800	14,920
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc.	1,368,000	28,755
Dunkin' Brands Group, Inc. (a)(f)	1,148,000	33,338
McDonald's Corp.	1,471,800	146,120
Starbucks Corp.	895,600	43,490
Station Holdco LLC (p)(q)	1,405,198	1,194
Station Holdco LLC warrants 6/15/18 (a)(p)(q)	75,658	4
Vail Resorts, Inc.	673,627	28,360
		281,261
Household Durables - 0.7%
D.R. Horton, Inc.	2,000,000	28,680
Lennar Corp. Class A	1,853,500	43,335
Toll Brothers, Inc. (a)	3,001,400	70,413
		142,428
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	100,400	18,041
Groupon, Inc. Class A (a)(f)	498,600	9,830
Priceline.com, Inc. (a)	20,100	12,603
		40,474
Media - 2.3%
Comcast Corp. Class A (special) (non-vtg.)	6,435,900	184,002
Discovery Communications, Inc. (a)	909,400	42,424
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
HMH Holdings, Inc. (a)(q)	149,814	$ 37
Legend Pictures LLC (a)(p)(q)	46,667	35,000
Lions Gate Entertainment Corp. (a)	2,600,000	35,568
News Corp. Class A	4,192,300	83,301
Pandora Media, Inc. (f)	929,694	12,142
Publicis Groupe SA	55,600	3,042
The Walt Disney Co.	784,190	32,928
Time Warner, Inc.	345,400	12,852
Vertis Holdings, Inc. (a)	1,934	22
		441,318
Multiline Retail - 0.3%
PPR SA	352,200	59,870
Specialty Retail - 1.5%
Express, Inc. (a)	732,200	17,426
Home Depot, Inc.	3,008,500	143,114
Limited Brands, Inc.	472,700	21,995
Lowe's Companies, Inc.	791,500	22,463
TJX Companies, Inc.	2,543,200	93,107
		298,105
Textiles, Apparel & Luxury Goods - 1.9%
Michael Kors Holdings Ltd.	393,600	17,023
Michael Kors Holdings Ltd. (q)	2,475,358	96,353
NIKE, Inc. Class B	767,600	82,839
PVH Corp.	919,700	78,184
Ralph Lauren Corp.	416,600	72,376
Vera Bradley, Inc. (a)(f)	605,000	22,204
		368,979
TOTAL CONSUMER DISCRETIONARY		1,824,616
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Beam, Inc.	1,548,100	85,269
Grupo Modelo SAB de CV Series C	3,197,400	20,927
Monster Beverage Corp. (a)	863,600	49,389
The Coca-Cola Co.	3,546,900	247,786
		403,371
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	447,200	38,486
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	1,775,200	$ 80,062
Drogasil SA	7,637,488	74,354
Wal-Mart Stores, Inc.	1,541,800	91,090
Walgreen Co.	1,060,200	35,156
Whole Foods Market, Inc.	161,200	13,015
		332,163
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	574,000	37,293
Kraft Foods, Inc. Class A	2,544,800	96,881
Mead Johnson Nutrition Co. Class A	921,600	71,654
		205,828
Household Products - 0.3%
Procter & Gamble Co.	921,800	62,240
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	611,600	35,803
Nu Skin Enterprises, Inc. Class A	451,800	26,096
Prestige Brands Holdings, Inc. (a)	2,182,251	36,007
		97,906
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	334,000	33,828
Japan Tobacco, Inc.	17,552	93,271
Lorillard, Inc.	594,300	77,901
Philip Morris International, Inc.	2,897,040	241,961
		446,961
TOTAL CONSUMER STAPLES		1,548,469
ENERGY - 7.7%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	673,700	37,532
Dresser-Rand Group, Inc. (a)	315,300	16,560
Ensco International Ltd. ADR	1,256,700	73,266
Halliburton Co.	199,900	7,314
Noble Corp.	1,426,100	57,301
Schlumberger Ltd.	724,000	56,190
		248,163
Oil, Gas & Consumable Fuels - 6.4%
Alpha Natural Resources, Inc. (a)	395,752	7,345
Anadarko Petroleum Corp.	304,500	25,615
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	294,000	$ 31,731
Chevron Corp.	2,936,400	320,420
Energen Corp.	378,600	20,153
EV Energy Partners LP	575,724	40,957
Exxon Mobil Corp.	3,566,117	308,469
Gazprom OAO sponsored ADR	1,265,400	16,703
Hess Corp.	404,400	26,254
HollyFrontier Corp.	711,200	23,206
Marathon Oil Corp.	1,444,200	48,944
Marathon Petroleum Corp.	1,370,900	56,961
Occidental Petroleum Corp.	1,052,258	109,824
Plains Exploration & Production Co. (a)	845,100	37,244
Royal Dutch Shell PLC:
Class A sponsored ADR	1,022,220	74,714
Class B sponsored ADR	127,600	9,478
Valero Energy Corp.	1,902,500	46,592
Williams Companies, Inc.	1,851,500	55,323
WPX Energy, Inc.	317,166	5,760
		1,265,693
TOTAL ENERGY		1,513,856
FINANCIALS - 7.5%
Capital Markets - 1.4%
Apollo Global Management LLC Class A	1,112,300	15,594
Evercore Partners, Inc. Class A	1,013,500	27,557
Goldman Sachs Group, Inc.	431,800	49,717
HFF, Inc. (a)	900,200	12,972
Invesco Ltd.	978,600	24,240
Morgan Stanley	2,888,100	53,545
State Street Corp.	1,365,600	57,669
UBS AG (a)	1,875,890	26,268
		267,562
Commercial Banks - 2.0%
BB&T Corp.	1,297,300	37,946
CIT Group, Inc. (a)	222,600	9,062
Comerica, Inc.	567,300	16,843
First Republic Bank (a)(f)	400,000	11,996
Huntington Bancshares, Inc.	1,825,900	10,672
SunTrust Banks, Inc.	1,513,500	34,750
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	4,249,400	$ 124,932
Wells Fargo & Co.	4,833,140	151,229
		397,430
Consumer Finance - 0.3%
Capital One Financial Corp.	231,000	11,689
SLM Corp.	2,658,000	41,890
		53,579
Diversified Financial Services - 2.1%
Citigroup, Inc.	6,260,240	208,591
JPMorgan Chase & Co.	5,045,023	197,967
NBH Holdings Corp. Class A (a)(h)	710,000	11,538
		418,096
Insurance - 0.9%
ACE Ltd.	1,099,800	78,867
MetLife, Inc.	2,482,800	95,712
		174,579
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,575,900	98,620
Lexington Corporate Properties Trust (f)	3,468,867	30,006
		128,626
Real Estate Management & Development - 0.0%
Iguatemi Empresa de Shopping Centers SA	367,800	8,866
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	769,200	17,715
TOTAL FINANCIALS		1,466,453
HEALTH CARE - 7.0%
Biotechnology - 2.2%
Achillion Pharmaceuticals, Inc. (a)	2,172,600	22,812
Acorda Therapeutics, Inc. (a)	590,000	15,434
Affymax, Inc. (a)	1,334,952	13,630
Alexion Pharmaceuticals, Inc. (a)	451,300	37,787
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	23,091
Amgen, Inc.	1,642,300	111,594
Ardea Biosciences, Inc. (a)	271,200	5,782
Biogen Idec, Inc. (a)	728,200	84,813
BioMarin Pharmaceutical, Inc. (a)	1,040,400	37,194
Gilead Sciences, Inc. (a)	245,500	11,170
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	300,000	$ 19,653
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	29,368
Theravance, Inc. (a)	515,600	9,642
Vertex Pharmaceuticals, Inc. (a)	154,300	6,005
		427,975
Health Care Equipment & Supplies - 0.7%
Covidien PLC	755,700	39,485
The Cooper Companies, Inc.	902,059	71,696
Volcano Corp. (a)	599,300	16,798
		127,979
Health Care Providers & Services - 1.8%
Aetna, Inc.	1,104,000	51,623
Apollo Hospitals Enterprise Ltd.	250,000	2,951
CIGNA Corp.	1,269,400	55,993
Express Scripts, Inc. (a)	743,600	39,656
Health Net, Inc. (a)	722,800	27,278
Humana, Inc.	550,300	47,931
Medco Health Solutions, Inc. (a)	721,000	48,732
Omnicare, Inc.	450,300	15,842
UnitedHealth Group, Inc.	1,288,100	71,812
		361,818
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(f)(g)	10,425,300	17,723
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	511,400	26,209
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	3,621,748	45,272
Eli Lilly & Co.	988,100	38,773
Forest Laboratories, Inc. (a)	970,900	31,574
GlaxoSmithKline PLC sponsored ADR	814,700	36,099
Optimer Pharmaceuticals, Inc. (a)	1,235,000	15,796
Pfizer, Inc.	4,590,200	96,853
Sanofi SA sponsored ADR	1,120,900	41,507
Shire PLC sponsored ADR	477,700	49,991
TherapeuticsMD, Inc. (a)	500,000	1,150
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,092,011	57,897
		414,912
TOTAL HEALTH CARE		1,376,616
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.1%
Aerospace & Defense - 2.1%
Goodrich Corp.	850,100	$ 107,087
Honeywell International, Inc.	508,800	30,309
Precision Castparts Corp.	238,000	39,848
Textron, Inc.	1,533,400	42,184
United Technologies Corp.	2,198,200	184,363
		403,791
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	791,700	60,874
Airlines - 0.1%
Copa Holdings SA Class A	292,100	20,906
Delta Air Lines, Inc. (a)	388,219	3,808
		24,714
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	115,000	5,890
Masonite Worldwide Holdings	5,358	143
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	9
warrants 5/20/16 (a)	19,485	19
		6,061
Construction & Engineering - 0.1%
Foster Wheeler AG (a)	400,000	9,852
Electrical Equipment - 0.3%
AMETEK, Inc.	664,935	31,651
Regal-Beloit Corp.	516,000	34,830
		66,481
Industrial Conglomerates - 1.2%
Danaher Corp.	1,458,000	77,026
General Electric Co.	6,128,000	116,738
Tyco International Ltd.	901,700	46,726
		240,490
Machinery - 1.1%
Caterpillar, Inc.	951,200	108,637
Cummins, Inc.	244,000	29,419
Deere & Co.	86,700	7,190
Joy Global, Inc.	295,300	25,679
WABCO Holdings, Inc. (a)	581,600	34,599
Westport Innovations, Inc. (a)(f)	314,059	12,710
		218,234
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.1%
Qualicorp SA	1,519,000	$ 13,267
Road & Rail - 0.6%
Union Pacific Corp.	1,037,956	114,435
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (f)	1,570,400	38,616
TOTAL INDUSTRIALS		1,196,815
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	6,895,500	137,083
Motorola Solutions, Inc.	1,782,300	88,759
Polycom, Inc. (a)	915,000	18,895
QUALCOMM, Inc.	2,982,500	185,452
		430,189
Computers & Peripherals - 4.1%
Apple, Inc. (a)	1,457,100	790,373
SanDisk Corp. (a)	308,400	15,253
		805,626
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	736,000	41,187
Arrow Electronics, Inc. (a)	995,500	39,969
E Ink Holdings, Inc. GDR (a)(h)	140,100	2,097
		83,253
Internet Software & Services - 1.1%
Demand Media, Inc. (a)(f)	1,324,308	9,085
Facebook, Inc. Class B (q)	881,260	27,117
Google, Inc. Class A (a)	123,500	76,354
Mail.ru Group Ltd.:
GDR (a)(h)	580,000	22,939
GDR (Reg. S) (a)	289,900	11,466
Rackspace Hosting, Inc. (a)	847,000	44,247
Velti PLC (a)	1,150,000	11,397
Yahoo!, Inc. (a)	1,006,700	14,929
		217,534
IT Services - 1.5%
Accenture PLC Class A	1,755,400	104,517
Atos Origin SA	440,586	25,074
Cognizant Technology Solutions Corp. Class A (a)	1,482,300	105,169
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	62,100	$ 26,082
Redecard SA	1,209,800	25,148
		285,990
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	802,600	30,860
ASML Holding NV	1,069,900	48,734
Avago Technologies Ltd.	149,700	5,630
Broadcom Corp. Class A	684,000	25,411
Cypress Semiconductor Corp.	803,245	13,856
Freescale Semiconductor Holdings I Ltd.	2,793,800	45,064
Lam Research Corp. (a)	803,300	33,498
Marvell Technology Group Ltd. (a)	2,532,700	37,991
NXP Semiconductors NV (a)	1,623,600	40,265
Spansion, Inc. Class A (a)	69,300	887
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,511,900	50,993
Texas Instruments, Inc.	1,573,600	52,480
		385,669
Software - 2.4%
AsiaInfo-Linkage, Inc. (a)	498,800	6,375
Check Point Software Technologies Ltd. (a)	190,300	11,068
Citrix Systems, Inc. (a)	770,300	57,572
Electronic Arts, Inc. (a)	842,700	13,761
Fortinet, Inc. (a)	418,506	11,321
Jive Software, Inc.	296,700	6,471
Microsoft Corp.	8,537,200	270,971
salesforce.com, Inc. (a)	413,300	59,168
Solera Holdings, Inc.	671,900	32,251
VMware, Inc. Class A (a)	113,700	11,244
		480,202
TOTAL INFORMATION TECHNOLOGY		2,688,463
MATERIALS - 2.1%
Chemicals - 1.4%
Ashland, Inc.	667,100	42,401
Eastman Chemical Co.	424,400	22,973
Lanxess AG	64,400	4,813
LyondellBasell Industries NV Class A	970,594	41,910
Monsanto Co.	471,400	36,477
Potash Corp. of Saskatchewan, Inc.	540,900	25,158
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rentech Nitrogen Partners LP	1,225,300	$ 30,314
Rockwood Holdings, Inc. (a)	293,800	15,645
Sherwin-Williams Co.	305,100	31,471
The Mosaic Co.	284,800	16,447
Tronox, Inc.	23,603	3,293
		270,902
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	370,300	26,102
Metals & Mining - 0.6%
Goldcorp, Inc.	1,062,600	51,506
Newcrest Mining Ltd.	692,934	24,884
Randgold Resources Ltd. sponsored ADR	279,400	32,056
SunCoke Energy, Inc. (a)	109,300	1,566
Walter Energy, Inc.	105,100	6,814
		116,826
TOTAL MATERIALS		413,830
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Iliad SA	174,267	23,111
UTILITIES - 0.9%
Electric Utilities - 0.3%
PPL Corp.	1,739,500	49,663
Gas Utilities - 0.2%
ONEOK, Inc.	424,700	35,097
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	2,024,300	27,450
Multi-Utilities - 0.3%
National Grid PLC	5,842,675	59,502
TOTAL UTILITIES		171,712
TOTAL COMMON STOCKS (Cost $9,556,947)		12,223,941
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	148,900	$ 6,357
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	3,933
Chesapeake Energy Corp. 5.00%	18,580	1,612
		5,545
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	59,300	5,874
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	77,300	4,087
TOTAL FINANCIALS		9,961
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(q)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	4,906
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	6,263
PPL Corp. 8.75%	108,000	5,790
		12,053
TOTAL CONVERTIBLE PREFERRED STOCKS		39,816
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	212,900	39,807
FINANCIALS - 0.1%
Commercial Banks - 0.0%
U.S. Bancorp Series F, 6.50%	39,677	1,010
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	11,951	$ 10,039
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	8,872
TOTAL FINANCIALS		19,921
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,728
TOTAL PREFERRED STOCKS (Cost $82,007)		99,544
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $1,989)	180,800	2,086
Corporate Bonds - 10.7%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 500	376
3.5% 1/15/31 (h)	3,697	2,779
		3,155
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,260
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (q)	10,000	10,000
8% 12/6/14 (q)	2,000	2,000
		12,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	$ 4,920	$ 4,428
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,000	2,910
TOTAL CONVERTIBLE BONDS		23,753
Nonconvertible Bonds - 10.6%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Delphi Corp.:
5.875% 5/15/19 (h)	1,820	1,920
6.125% 5/15/21 (h)	1,690	1,810
International Automotive Components Group SA 9.125% 6/1/18 (h)	1,445	1,264
Tenneco, Inc. 6.875% 12/15/20	2,415	2,596
		7,590
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,301
6.625% 10/1/28	2,510	2,702
7.45% 7/16/31	2,335	2,998
General Motors Corp.:
6.75% 5/1/28 (d)	390	3
7.125% 7/15/13 (d)	1,135	8
7.2% 1/15/11 (d)	2,855	19
7.4% 9/1/25 (d)	195	1
7.7% 4/15/16 (d)	705	5
8.25% 7/15/23 (d)	5,475	37
8.375% 7/15/33 (d)	16,800	113
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	490	537
		8,724
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,536
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
8% 2/15/20 (h)	$ 825	$ 875
10.75% 7/15/15 pay-in-kind (h)(m)	7,457	7,867
		8,742
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,935	3,082
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	6,365	6,508
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	457
Chukchansi Economic Development Authority:
4.1586% 11/15/12 (h)(m)	1,140	787
8% 11/15/13 (h)	1,890	1,304
Landry's Restaurants, Inc. 11.625% 12/1/15	760	832
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,890
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,050
6.75% 4/1/13	80	82
7.5% 6/1/16	2,855	2,898
9% 3/15/20	1,770	1,978
13% 11/15/13	5,000	5,838
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (h)(m)	1,985	1,876
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,060	1,161
NCL Corp. Ltd. 9.5% 11/15/18	565	610
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)	250	254
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,555
Station Casinos LLC 3.65% 6/18/18 (e)(h)	6,055	4,117
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	220	229
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,184	645
		39,153
Household Durables - 0.1%
KB Home 8% 3/15/20	410	412
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (h)	$ 2,665	$ 2,818
7.875% 8/15/19 (h)	8,325	9,095
8.25% 2/15/21 (h)	1,485	1,422
9% 4/15/19 (h)	835	835
9.875% 8/15/19 (h)	980	1,013
Standard Pacific Corp. 8.375% 1/15/21	5,205	5,465
		21,060
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21 (h)	340	378
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	923
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,903
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	677
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,486
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	581
Clear Channel Communications, Inc.:
5% 3/15/12	4,405	4,405
5.5% 9/15/14	2,355	2,114
5.5% 12/15/16	1,330	828
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (h)(j)	4,690	4,690
Comcast Corp.:
4.95% 6/15/16	1,742	1,969
5.15% 3/1/20	595	697
5.7% 5/15/18	10,139	11,976
6.4% 3/1/40	2,111	2,696
6.45% 3/15/37	1,033	1,288
COX Communications, Inc. 4.625% 6/1/13	2,632	2,759
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,813
6.35% 6/1/40	3,224	4,054
DISH DBS Corp. 6.75% 6/1/21	3,515	3,893
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Gray Television, Inc. 10.5% 6/29/15	$ 990	$ 1,044
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	480	518
Lamar Media Corp.:
5.875% 2/1/22 (h)	525	534
7.875% 4/15/18	1,400	1,540
National CineMedia LLC 7.875% 7/15/21	1,380	1,452
NBCUniversal Media LLC:
3.65% 4/30/15	4,663	5,002
5.15% 4/30/20	4,917	5,684
6.4% 4/30/40	4,249	5,316
News America Holdings, Inc. 7.75% 12/1/45	6,533	7,855
News America, Inc.:
6.15% 3/1/37	883	1,017
6.15% 2/15/41	2,701	3,208
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,975
7% 1/15/14 pay-in-kind	6,023	6,015
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,513
11.5% 5/1/16	1,947	2,254
11.625% 2/1/14	1,171	1,363
Radio One, Inc. 15% 5/24/16 pay-in-kind (m)	4,466	3,199
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	492
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,527
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,301
5.85% 5/1/17	2,500	2,942
6.2% 7/1/13	2,154	2,307
6.75% 7/1/18	1,087	1,336
Time Warner, Inc.:
3.15% 7/15/15	362	384
5.375% 10/15/41	1,539	1,705
5.875% 11/15/16	3,112	3,680
6.2% 3/15/40	2,618	3,104
6.5% 11/15/36	2,633	3,213
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	$ 1,250	$ 1,277
Videotron Ltd. 9.125% 4/15/18	5,565	6,184
		150,341
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	605
Claire's Escrow II Corp. 9% 3/15/19 (h)	3,560	3,667
Claire's Stores, Inc. 9% 3/15/19 (h)(j)	1,415	1,457
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,594
Sonic Automotive, Inc. 9% 3/15/18	1,000	1,075
Staples, Inc. 7.375% 10/1/12	757	785
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,157
		16,340
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 7.75% 2/1/19	605	646
TOTAL CONSUMER DISCRETIONARY		254,132
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	1,969	2,010
Diageo Capital PLC 5.2% 1/30/13	3,201	3,338
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	3,003
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,867
5.875% 1/15/36	4,509	4,584
6.375% 6/15/14	446	492
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)	4,522	4,715
		20,009
Food & Staples Retailing - 0.1%
Grifols, Inc. 8.25% 2/1/18	1,900	2,062
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,428
10.375% 7/15/16	5,420	5,786
		20,276
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	494
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20	$ 5,528	$ 6,444
6.5% 8/11/17	6,561	7,964
6.75% 2/19/14	318	353
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,280	1,363
		16,618
Personal Products - 0.0%
Prestige Brands, Inc. 8.125% 2/1/20 (h)	220	239
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	446	501
9.7% 11/10/18	14,772	20,108
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,271
7.25% 6/15/37	6,101	7,317
		31,197
TOTAL CONSUMER STAPLES		88,339
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20	320	338
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,340	5,730
5.35% 3/15/20 (h)	5,028	5,551
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,645
5% 10/1/21	2,280	2,380
6.5% 4/1/20	1,008	1,123
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	6,620	5,945
Forbes Energy Services Ltd. 9% 6/15/19	1,385	1,364
Noble Holding International Ltd. 3.45% 8/1/15	863	903
Oil States International, Inc. 6.5% 6/1/19	1,420	1,527
Precision Drilling Corp.:
6.5% 12/15/21 (h)	315	336
6.625% 11/15/20	1,580	1,691
Pride International, Inc. 6.875% 8/15/20	1,355	1,673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.:
5.05% 12/15/16	$ 3,719	$ 4,069
6.375% 12/15/21	4,911	5,794
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,699
5.15% 3/15/13	2,110	2,183
		47,951
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,692
6.25% 6/1/21	1,675	1,633
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	768
6.375% 9/15/17	9,475	11,375
ATP Oil & Gas Corp. 11.875% 5/1/15	9,495	6,172
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	1,300	1,359
Canadian Natural Resources Ltd.:
5.15% 2/1/13	1,519	1,581
5.7% 5/15/17	392	469
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)	860	869
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,244
Duke Capital LLC 6.25% 2/15/13	589	618
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,229
6.45% 11/3/36 (h)	3,753	4,179
El Paso Natural Gas Co. 5.95% 4/15/17	867	963
Enbridge Energy Partners LP 4.2% 9/15/21	6,329	6,753
Encana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,906
Enterprise Products Operating LP:
5.6% 10/15/14	660	727
5.65% 4/1/13	410	430
EQT Corp. 4.875% 11/15/21	2,505	2,562
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,801
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	$ 3,581	$ 3,641
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	349
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	1,325	1,408
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,850
6.5% 5/15/19 (h)	1,820	1,856
Marathon Petroleum Corp. 5.125% 3/1/21	3,001	3,258
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,181
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	3,022
6.85% 1/15/40 (h)	2,906	3,846
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,977
Nexen, Inc.:
5.2% 3/10/15	842	914
5.875% 3/10/35	2,365	2,550
6.2% 7/30/19	825	980
6.4% 5/15/37	1,415	1,620
NGPL PipeCo LLC 6.514% 12/15/12 (h)	1,076	1,039
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,167
5.375% 1/27/21	3,791	4,076
5.75% 1/20/20	10,403	11,443
6.75% 1/27/41	3,415	3,967
7.875% 3/15/19	5,564	6,844
Petroleos Mexicanos:
4.875% 1/24/22 (h)	2,315	2,419
5.5% 1/21/21	5,342	5,855
6% 3/5/20	879	1,000
6.5% 6/2/41 (h)	7,225	8,146
Petroleum Development Corp. 12% 2/15/18	4,240	4,622
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	145
4.25% 9/1/12	663	673
5% 2/1/21	2,537	2,853
6.125% 1/15/17	1,880	2,168
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,627
5.5% 9/30/14 (h)	3,880	4,166
5.832% 9/30/16 (h)	966	1,038
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
6.332% 9/30/27 (h)	$ 5,710	$ 6,368
6.75% 9/30/19 (h)	2,367	2,805
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,767
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,572
Schlumberger Investment SA 3.3% 9/14/21 (h)	3,644	3,761
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,919
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	532
Spectra Energy Capital, LLC 5.65% 3/1/20	421	481
Spectra Energy Partners, LP:
2.95% 6/15/16	938	955
4.6% 6/15/21	1,227	1,295
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,853
6.85% 6/1/39	6,550	8,869
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	3,083
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	760	792
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,099
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,578
Western Gas Partners LP 5.375% 6/1/21	5,617	5,994
XTO Energy, Inc.:
4.9% 2/1/14	364	392
5% 1/31/15	1,031	1,153
5.65% 4/1/16	707	834
		215,132
TOTAL ENERGY		263,083
FINANCIALS - 3.5%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	3,483	3,488
5.75% 1/24/22	9,171	9,570
5.95% 1/18/18	3,697	3,996
6% 6/15/20	1,200	1,275
6.15% 4/1/18	1,544	1,674
6.75% 10/1/37	4,509	4,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 7,545	$ 7,583
Lazard Group LLC:
6.85% 6/15/17	3,573	3,884
7.125% 5/15/15	1,276	1,375
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	2,358	2,247
6.4% 8/28/17	3,463	3,647
Morgan Stanley:
4.75% 4/1/14	2,291	2,318
5.5% 7/28/21	3,127	3,097
5.625% 9/23/19	1,659	1,658
5.75% 1/25/21	4,000	3,964
6% 4/28/15	1,932	2,035
6.625% 4/1/18	1,161	1,231
7.3% 5/13/19	4,941	5,332
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,765	1,024
		63,909
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	14,442	14,682
CIT Group, Inc.:
4.75% 2/15/15 (h)	4,790	4,862
5.5% 2/15/19 (h)	9,490	9,692
7% 5/4/15 (h)	14,250	14,286
7% 5/1/16	0 *	0 *
7% 5/1/17	1	1
7% 5/2/17 (h)	16,669	16,680
Credit Suisse New York Branch 6% 2/15/18	10,887	11,468
Discover Bank:
7% 4/15/20	3,410	3,865
8.7% 11/18/19	1,651	1,987
Fifth Third Bancorp:
4.5% 6/1/18	418	433
8.25% 3/1/38	3,116	3,991
Fifth Third Bank 4.75% 2/1/15	680	717
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	3,315	3,290
HBOS PLC 6.75% 5/21/18 (h)	408	367
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,542
JPMorgan Chase Bank 6% 10/1/17	1,942	2,179
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 1,877	$ 2,062
5.8% 7/1/14	4,250	4,599
KeyCorp. 5.1% 3/24/21	2,604	2,830
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,615
5% 1/17/17	6,619	7,068
5.25% 9/4/12	1,524	1,557
Regions Bank:
6.45% 6/26/37	4,710	4,333
7.5% 5/15/18	2,851	3,108
Regions Financial Corp.:
0.7438% 6/26/12 (m)	461	461
5.75% 6/15/15	996	1,018
7.75% 11/10/14	4,550	4,858
UnionBanCal Corp. 5.25% 12/16/13	614	636
Wachovia Bank NA:
4.8% 11/1/14	509	548
4.875% 2/1/15	1,305	1,412
Wachovia Corp.:
5.625% 10/15/16	3,151	3,542
5.75% 6/15/17	1,728	2,008
Wells Fargo & Co.:
3.625% 4/15/15	3,029	3,246
3.676% 6/15/16	2,210	2,368
		138,311
Consumer Finance - 0.6%
Ally Financial, Inc.:
5.5% 2/15/17	2,125	2,136
6.25% 12/1/17	1,800	1,863
6.75% 12/1/14	2,355	2,479
8% 12/31/18	5,795	6,215
8% 11/1/31	19,161	21,317
Discover Financial Services:
6.45% 6/12/17	9,507	10,436
10.25% 7/15/19	797	1,016
Ford Motor Credit Co. LLC:
4.25% 2/3/17	8,050	8,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.75% 2/1/21	$ 4,470	$ 4,995
5.875% 8/2/21	4,160	4,641
8.125% 1/15/20	5,000	6,233
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,419
2.95% 5/9/16	1,152	1,205
3.5% 6/29/15	1,191	1,269
5.625% 9/15/17	17,812	20,538
General Motors Acceptance Corp. 8% 11/1/31	2,400	2,601
HSBC Finance Corp. 5.9% 6/19/12	789	800
SLM Corp.:
7.25% 1/25/22	1,380	1,446
8% 3/25/20	1,505	1,652
8.45% 6/15/18	7,220	8,086
		111,626
Diversified Financial Services - 0.8%
Bank of America Corp.
5.65% 5/1/18	3,745	3,886
5.75% 12/1/17	6,120	6,408
7.375% 5/15/14	26	28
BP Capital Markets PLC:
3.125% 10/1/15	894	957
3.625% 5/8/14	5,608	5,936
4.5% 10/1/20	888	1,002
4.742% 3/11/21	4,210	4,850
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,448
Capital One Capital V 10.25% 8/15/39	3,798	3,959
CEVA Group PLC 8.375% 12/1/17 (h)	8,255	8,255
CIT Group, Inc. 6.625% 4/1/18 (h)	3,445	3,729
Citigroup, Inc.:
3.953% 6/15/16	5,674	5,866
4.5% 1/14/22	2,787	2,862
4.75% 5/19/15	9,415	9,977
5.875% 1/30/42	2,183	2,321
6.5% 8/19/13	14,217	15,065
General Motors Financial Co., Inc. 6.75% 6/1/18	6,765	7,205
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,987
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16	$ 7,615	$ 7,842
4.35% 8/15/21	6,611	6,934
4.5% 1/24/22	9,908	10,524
5.4% 1/6/42	2,711	2,924
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,073
Offshore Group Investment Ltd. 11.5% 8/1/15	3,545	3,953
TECO Finance, Inc.:
4% 3/15/16	1,242	1,314
5.15% 3/15/20	1,894	2,128
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	3,635	4,217
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,000	5,138
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)	7,373	6,484
WM Finance Corp. 9.5% 6/15/16 (h)	515	563
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(m)	961	937
		155,772
Insurance - 0.5%
Allstate Corp. 5.2% 1/15/42	1,434	1,569
American International Group, Inc. 4.875% 9/15/16	3,956	4,161
Aon Corp.:
3.125% 5/27/16	3,111	3,211
3.5% 9/30/15	2,415	2,525
5% 9/30/20	1,822	2,040
6.25% 9/30/40	1,570	1,952
Assurant, Inc. 5.625% 2/15/14	1,772	1,876
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	350
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)	1,381	1,371
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	276
HUB International Holdings, Inc. 9% 12/15/14 (h)	3,710	3,766
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,049
6.5% 3/15/35 (h)	1,064	1,117
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,577
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	$ 2,993	$ 3,178
MetLife, Inc.:
5% 6/15/15	686	760
5.875% 2/6/41	2,200	2,689
6.75% 6/1/16	3,874	4,637
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	329	343
5.125% 6/10/14 (h)	3,462	3,737
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,127
New York Life Insurance Co. 6.75% 11/15/39 (h)	2,164	2,849
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,423
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,314
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,836
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,643
4.5% 11/16/21	4,000	4,289
5.15% 1/15/13	2,369	2,456
5.8% 11/16/41	4,187	4,678
6.2% 11/15/40	2,076	2,385
7.375% 6/15/19	1,880	2,326
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	4,794
Unum Group:
5.625% 9/15/20	2,719	2,888
7.125% 9/30/16	803	919
USI Holdings Corp. 4.3776% 11/15/14 (h)(m)	2,920	2,708
		96,819
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,614	1,633
AvalonBay Communities, Inc. 4.95% 3/15/13	216	223
BRE Properties, Inc. 5.5% 3/15/17	903	989
Camden Property Trust:
5.375% 12/15/13	2,150	2,240
5.875% 11/30/12	395	405
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,162	4,272
5.375% 10/15/12	2,926	2,954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 3,456	$ 3,884
Duke Realty LP:
4.625% 5/15/13	741	765
5.875% 8/15/12	71	72
Equity One, Inc.:
5.375% 10/15/15	672	710
6% 9/15/17	522	561
6.25% 12/15/14	924	998
6.25% 1/15/17	291	315
Federal Realty Investment Trust:
5.4% 12/1/13	257	271
5.9% 4/1/20	1,287	1,451
6% 7/15/12	2,719	2,762
6.2% 1/15/17	365	413
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,298
6.25% 6/15/17	726	775
6.65% 1/15/18	490	527
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,885	2,045
7% 1/15/16	4,090	4,182
Washington (REIT) 5.25% 1/15/14	440	461
		34,206
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,567
BioMed Realty LP:
3.85% 4/15/16	5,000	5,145
6.125% 4/15/20	1,703	1,911
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	124
5.75% 4/1/12	1,747	1,750
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	956
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,572
5.25% 3/15/21	2,876	3,028
Duke Realty LP:
5.4% 8/15/14	596	636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 2,930	$ 3,109
6.75% 3/15/20	517	601
8.25% 8/15/19	1,710	2,126
ERP Operating LP:
4.625% 12/15/21	10,720	11,482
4.75% 7/15/20	3,638	3,902
5.5% 10/1/12	279	286
5.75% 6/15/17	1,446	1,645
Liberty Property LP:
4.75% 10/1/20	5,547	5,732
5.125% 3/2/15	951	1,008
5.5% 12/15/16	1,396	1,529
Mack-Cali Realty LP 7.75% 8/15/19	957	1,167
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,328
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,733
5.5% 1/15/14 (h)	644	659
5.7% 4/15/17 (h)	1,572	1,612
Realogy Corp.:
7.625% 1/15/20 (h)	1,815	1,876
7.875% 2/15/19 (h)	1,005	977
9% 1/15/20 (h)	1,170	1,185
11.5% 4/15/17	4,960	4,464
Regency Centers LP:
4.95% 4/15/14	360	377
5.25% 8/1/15	1,257	1,353
5.875% 6/15/17	639	714
Simon Property Group LP:
2.8% 1/30/17	1,223	1,272
4.125% 12/1/21	3,422	3,696
4.2% 2/1/15	1,785	1,904
6.75% 5/15/14	4,302	4,738
Tanger Properties LP:
6.125% 6/1/20	6,424	7,315
6.15% 11/15/15	873	979
		87,458
TOTAL FINANCIALS		688,101
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.6%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	$ 5,700	$ 5,953
Celgene Corp. 2.45% 10/15/15	838	861
		6,814
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	1,235	1,263
Teleflex, Inc. 6.875% 6/1/19	1,665	1,794
		3,057
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (h)	5,636	6,052
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,168
6.3% 8/15/14	2,132	2,333
DaVita, Inc. 6.625% 11/1/20	1,555	1,664
Express Scripts, Inc.:
3.125% 5/15/16	4,847	5,011
6.25% 6/15/14	1,491	1,642
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	737
HCA Holdings, Inc. 7.75% 5/15/21	13,495	14,170
HCA, Inc.:
5.875% 3/15/22	5,645	5,779
6.5% 2/15/20	10,450	11,180
7.5% 2/15/22	3,250	3,526
7.875% 2/15/20	4,825	5,320
9.875% 2/15/17	551	603
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	6,465	6,174
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,629
4.125% 9/15/20	3,728	3,870
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Multiplan, Inc. 9.875% 9/1/18 (h)	$ 3,385	$ 3,673
Rotech Healthcare, Inc. 10.5% 3/15/18	960	732
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	896
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	702
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(m)	4,790	4,694
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,255
9.875% 7/1/14	4,690	5,136
10% 5/1/18	5,002	5,827
United Surgical Partners International, Inc. 8.875% 5/1/17	4,745	4,970
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	1,495	1,540
Vanguard Health Systems, Inc. 0% 2/1/16	97	64
		104,347
Health Care Technology - 0.0%
Emdeon, Inc. 11% 12/31/19 (h)	1,760	1,980
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,051
TOTAL HEALTH CARE		117,249
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	824
6.375% 6/1/19 (h)	3,650	4,195
		5,019
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	66	66
9.798% 4/1/21	5,305	5,517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 2,415	$ 2,536
6.9% 7/2/19	638	679
7.339% 4/19/14	1,121	1,138
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	770	819
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,325	1,338
8.36% 1/20/19	1,071	1,088
United Air Lines, Inc. 9.875% 8/1/13 (h)	999	1,044
		14,225
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	1,310	1,428
Commercial Services & Supplies - 0.3%
ADS Tactical, Inc. 11% 4/1/18 (h)	630	652
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(m)	2,045	2,101
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,096
Cenveo Corp. 10.5% 8/15/16 (h)	2,590	2,538
Covanta Holding Corp. 7.25% 12/1/20	1,920	2,048
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,389
5.65% 6/1/14	4,439	4,539
5.75% 5/15/16	1,840	1,858
5.875% 5/1/13	3,460	3,538
6.25% 5/15/19	3,035	3,076
6.625% 11/15/13	8,252	8,520
7.125% 9/1/18 (h)	7,560	8,392
8.25% 12/15/20	3,190	3,541
8.625% 9/15/15	4,640	5,127
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,110
		53,525
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	7,378	8,709
Sequa Corp.:
11.75% 12/1/15 (h)	2,355	2,485
13.5% 12/1/15 pay-in-kind (h)	774	829
		12,023
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	$ 920	$ 973
Navistar International Corp. 8.25% 11/1/21	1,561	1,701
		2,674
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	854
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,380
8.875% 11/1/17	1,420	1,392
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)	505	407
		4,033
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18	1,715	1,869
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	1,788
		3,657
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	891
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (m)	6,686	6,937
		7,828
TOTAL INDUSTRIALS		104,412
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Avaya, Inc.:
7% 4/1/19 (h)	5,405	5,486
10.125% 11/1/15 pay-in-kind (m)	6,798	6,798
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,051
Lucent Technologies, Inc.:
6.45% 3/15/29	16,605	12,786
6.5% 1/15/28	1,110	844
		33,965
Electronic Equipment & Components - 0.0%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,720
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,161
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 3,594	$ 3,704
6.55% 10/1/17	815	963
		11,548
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (h)	1,565	1,635
Ceridian Corp. 11.25% 11/15/15	2,730	2,607
First Data Corp. 7.375% 6/15/19 (h)	5,100	5,138
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,726
		22,106
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	536
4.5% 5/15/21	2,031	2,072
5.5% 5/15/12	1,485	1,498
		4,106
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
8.05% 2/1/20	885	876
10.125% 3/15/18 (h)	6,887	7,696
NXP BV/NXP Funding LLC:
3.3215% 10/15/13 (m)	85	85
9.75% 8/1/18 (h)	1,480	1,672
Spansion LLC:
7.875% 11/15/17	1,150	1,127
11.25% 1/15/16 (d)(h)	905	64
Viasystems, Inc. 12% 1/15/15 (h)	2,225	2,397
		13,917
TOTAL INFORMATION TECHNOLOGY		85,642
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	5,119	5,446
4.25% 11/15/20	2,780	2,976
4.85% 8/15/12	3,205	3,262
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 2,679	$ 2,946
7.6% 5/15/14	7,168	8,147
Ineos Finance PLC 8.375% 2/15/19 (h)	815	860
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,123
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,175	1,201
Lyondell Chemical Co. 11% 5/1/18	337	369
		28,330
Construction Materials - 0.0%
Cemex Finance LLC 9.5% 12/14/16 (h)	2,950	2,906
Cemex SA de CV 5.5793% 9/30/15 (h)(m)	2,815	2,498
CRH America, Inc. 6% 9/30/16	1,699	1,853
		7,257
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,738	1,634
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	214
9.125% 10/15/20 (h)	65	69
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (h)	690	714
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,249
Owens-Illinois, Inc. 7.8% 5/15/18	350	396
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	2,340	2,387
Sappi Papier Holding AG 6.625% 4/15/21 (h)	375	352
		8,015
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,358
Aperam:
7.375% 4/1/16 (h)	460	444
7.75% 4/1/18 (h)	375	356
ArcelorMittal SA 3.75% 3/1/16	1,466	1,471
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,168
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	881
Calcipar SA 6.875% 5/1/18 (h)	720	706
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	5,672	5,812
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
6.375% 11/30/12 (h)	$ 1,179	$ 1,219
Edgen Murray Corp. 12.25% 1/15/15	7,385	7,486
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (h)	8,300	8,621
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,055	1,101
McJunkin Red Man Corp. 9.5% 12/15/16	5,695	6,094
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,395
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	3,789	4,039
Severstal Columbus LLC 10.25% 2/15/18	4,670	5,090
SunCoke Energy, Inc. 7.625% 8/1/19	445	462
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,485
		50,188
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (h)	5,290	6,044
Clearwater Paper Corp. 7.125% 11/1/18	485	513
Mercer International, Inc. 9.5% 12/1/17	565	590
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2969% 8/1/14 (m)	1,015	685
		7,832
TOTAL MATERIALS		101,622
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.5% 8/15/15	5,016	5,241
6.3% 1/15/38	5,000	6,168
6.8% 5/15/36	8,428	10,760
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,710
Broadview Networks Holdings, Inc. 11.375% 9/1/12	3,815	3,424
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,462
6.45% 6/15/21	3,391	3,589
7.6% 9/15/39	707	724
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	6,562	6,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Eileme 1 AB 14.25% 8/15/20 (h)	$ 1,995	$ 1,910
Eileme 2 AB 11.625% 1/31/20 (h)	2,095	2,179
Embarq Corp. 7.995% 6/1/36	2,621	2,797
Intelsat Ltd. 11.25% 6/15/16	3,590	3,796
Level 3 Escrow, Inc. 8.125% 7/1/19 (h)	2,575	2,691
Sprint Capital Corp. 6.9% 5/1/19	14,150	12,523
Telefonica Emisiones SAU:
5.134% 4/27/20	713	704
5.462% 2/16/21	3,562	3,582
6.421% 6/20/16	684	737
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,327
6.25% 4/1/37	3,729	4,572
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	1,860	1,814
11.75% 7/15/17 (h)	6,720	6,888
		86,980
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	7,602	7,763
3.625% 3/30/15	999	1,054
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,475	4,352
Crown Castle International Corp. 9% 1/15/15	2,955	3,236
Digicel Group Ltd.:
7% 2/15/20 (h)	275	278
8.875% 1/15/15 (h)	6,915	7,036
12% 4/1/14 (h)	3,990	4,469
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	6,223	7,238
6.35% 3/15/40	1,699	2,001
Intelsat Jackson Holdings SA:
7.25% 4/1/19	7,260	7,605
7.5% 4/1/21	5,500	5,789
9.5% 6/15/16	4,745	4,982
Nextel Communications, Inc.:
5.95% 3/15/14	1,490	1,494
6.875% 10/31/13	7,590	7,618
NII Capital Corp. 7.625% 4/1/21	4,514	4,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. 9% 11/15/18 (h)	$ 6,595	$ 7,295
Vodafone Group PLC 5% 12/16/13	2,129	2,285
		79,111
TOTAL TELECOMMUNICATION SERVICES		166,091
UTILITIES - 1.0%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	243	275
AmerenUE 6.4% 6/15/17	2,769	3,334
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,078
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,820	4,013
6.4% 9/15/20 (h)	7,884	8,511
Edison International 3.75% 9/15/17	3,169	3,369
Edison Mission Energy 7% 5/15/17	510	342
EDP Finance BV:
4.9% 10/1/19 (h)	645	509
6% 2/2/18 (h)	659	561
Enel Finance International SA 5.7% 1/15/13 (h)	282	289
FirstEnergy Corp. 7.375% 11/15/31	6,718	8,558
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,368
6.05% 8/15/21	4,871	5,551
InterGen NV 9% 6/30/17 (h)	7,015	7,366
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,074
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,564
3.75% 11/15/20	704	715
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	6,092
9.125% 5/1/31	1,745	1,579
Nevada Power Co.:
6.5% 5/15/18	5,100	6,234
6.5% 8/1/18	531	650
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16	3,645	3,982
Pacific Gas & Electric Co. 3.25% 9/15/21	878	906
Pennsylvania Electric Co. 6.05% 9/1/17	450	517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 3,363	$ 3,407
Progress Energy, Inc. 6% 12/1/39	3,060	3,843
Sierra Pacific Power Co. 5.45% 9/1/13	527	559
		84,246
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	851
7% 5/20/22	1,785	1,839
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	294
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,660	1,712
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	941
		5,637
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18 (h)	1,655	1,688
Calpine Corp. 7.875% 1/15/23 (h)	12,985	14,154
Duke Capital LLC 5.668% 8/15/14	1,905	2,065
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,628
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,448
11% 10/1/21 (h)	6,978	6,769
11.75% 3/1/22 (h)	17,330	17,807
GenOn Energy, Inc.:
9.5% 10/15/18	520	497
9.875% 10/15/20	1,743	1,634
PSEG Power LLC 2.75% 9/15/16	1,379	1,401
The AES Corp.:
7.375% 7/1/21 (h)	1,580	1,801
7.75% 10/15/15	4,660	5,266
TXU Corp.:
6.5% 11/15/24	3,915	1,899
6.55% 11/15/34	2,965	1,401
		69,458
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,346
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.8793% 9/30/66 (m)	$ 13,469	$ 11,465
7.5% 6/30/66 (m)	1,102	1,165
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,592
6.5% 9/15/37	1,418	1,834
National Grid PLC 6.3% 8/1/16	376	437
NiSource Finance Corp.:
4.45% 12/1/21	2,313	2,449
5.25% 9/15/17	497	553
5.4% 7/15/14	1,249	1,362
5.45% 9/15/20	598	675
5.8% 2/1/42	3,125	3,334
5.95% 6/15/41	5,667	6,374
6.25% 12/15/40	1,190	1,367
6.4% 3/15/18	1,230	1,453
6.8% 1/15/19	2,710	3,249
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	2,776	2,845
		43,500
TOTAL UTILITIES		202,841
TOTAL NONCONVERTIBLE BONDS		2,071,512
TOTAL CORPORATE BONDS (Cost $1,943,495)		2,095,265
U.S. Government and Government Agency Obligations - 9.3%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 3.875% 2/15/21	28,100	31,900
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	39,376	54,068
2.125% 2/15/41	41,973	57,909
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		111,977
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds:
3.125% 2/15/42	$ 43,760	$ 43,979
3.75% 8/15/41	41,060	46,475
4.375% 5/15/41	105,786	132,927
U.S. Treasury Notes:
0.25% 1/31/14	38,510	38,475
0.25% 2/28/14	82,684	82,600
0.25% 9/15/14	38,209	38,078
0.5% 8/15/14	71,220	71,443
0.625% 1/31/13	100,000	100,395
0.625% 7/15/14	487,444	490,491
0.75% 6/15/14	53,647	54,142
0.875% 2/28/17	40,945	40,951
1.375% 2/28/19	19,170	19,143
2% 11/15/21	59,053	59,330
2% 2/15/22	28,145	28,193
3.125% 4/30/17	167,670	186,363
3.125% 5/15/21 (k)	226,483	251,378
TOTAL U.S. TREASURY OBLIGATIONS		1,684,363
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,735,049)		1,828,240
U.S. Government Agency - Mortgage Securities - 5.8%

Fannie Mae - 4.1%
2.303% 6/1/36 (m)	147	156
2.635% 7/1/37 (m)	451	481
3% 3/1/27 (j)	11,000	11,416
3.5% 1/1/26 to 9/1/26	488	516
3.5% 3/1/42 (j)	79,400	82,069
3.5% 3/1/42 (j)	25,000	25,840
3.5% 3/1/42 (j)	29,600	30,595
3.5% 3/1/42 (j)	4,900	5,065
3.5% 3/1/42 (j)	51,000	52,714
3.5% 3/1/42 (j)	21,400	22,119
4% 4/1/24 to 11/1/41	74,739	79,192
4% 9/1/41	163	172
4% 10/1/41	9,309	9,846
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 4/1/18 to 11/1/41	$ 134,667	$ 144,720
4.5% 3/1/27 (j)	9,000	9,630
4.5% 3/1/42 (j)	10,800	11,510
5% 12/1/25 to 5/1/40	55,758	60,244
5% 3/1/42 (j)	23,500	25,379
5% 3/1/42 (j)	4,800	5,184
5% 3/1/42 (j)	5,000	5,400
5.5% 6/1/33 to 3/1/40	75,089	81,925
5.5% 3/1/42 (j)	13,300	14,491
6% 6/1/35 to 4/1/40	108,876	119,794
TOTAL FANNIE MAE		798,458
Freddie Mac - 0.9%
3.149% 10/1/35 (m)	213	227
4% 12/1/40 to 11/1/41	14,113	14,982
4% 3/1/42 (j)	19,000	19,931
4.5% 5/1/39 to 10/1/41	50,945	54,394
4.5% 3/1/42 (j)	13,200	14,022
5% 3/1/19 to 12/1/40	52,160	56,342
5.5% 5/1/27 to 1/1/40	18,725	20,307
6% 7/1/37 to 8/1/37	1,194	1,318
6.5% 3/1/36	3,639	4,099
TOTAL FREDDIE MAC		185,622
Ginnie Mae - 0.8%
3.5% 11/15/41 to 2/15/42	14,599	15,327
4% 1/15/25 to 12/15/41	25,759	27,823
4% 3/1/42 (j)	9,800	10,554
4.5% 5/15/39 to 3/20/41	39,706	43,397
4.5% 3/1/42 (j)	1,000	1,090
5% 3/15/39 to 9/15/41	26,535	29,407
5% 3/1/42 (j)	1,200	1,325
5% 3/1/42 (j)	5,000	5,523
5.5% 12/15/38 to 9/15/39	2,008	2,237
6% 2/15/34 to 9/20/38	10,722	12,092
TOTAL GINNIE MAE		148,775
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,120,883)		1,132,855
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (m)	$ 916	$ 495
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (m)	314	220
Series 2005-HE2 Class M2, 0.694% 4/25/35 (m)	81	79
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	472	5
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (h)	2,460	2,509
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,623
Series 2011-3 Class A2, 1.81% 5/15/16	4,060	4,114
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (m)	63	50
Series 2004-R2 Class M3, 0.794% 4/25/34 (m)	101	32
Series 2005-R2 Class M1, 0.694% 4/25/35 (m)	1,567	1,361
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (m)	36	26
Series 2004-W11 Class M2, 0.944% 11/25/34 (m)	426	303
Series 2004-W7 Class M1, 0.794% 5/25/34 (m)	1,108	793
Series 2006-W4 Class A2C, 0.404% 5/25/36 (m)	1,005	246
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (m)	1,922	1,303
Series 2006-HE2 Class M1, 0.614% 3/25/36 (m)	83	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (d)(h)(m)	4,820	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (m)	1,063	937
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	403	405
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (h)(m)	210	157
Class B, 0.9955% 7/20/39 (h)(m)	200	82
Class C, 1.3455% 7/20/39 (h)(m)	258	6
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (m)	1,368	433
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,384
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.514% 10/25/35 (m)	902	891
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (m)	8	8
Series 2007-4 Class A1A, 0.3963% 9/25/37 (m)	189	184
Series 2007-5 Class 2A1, 0.344% 9/25/47 (m)	1,255	1,246
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	$ 251	$ 0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (m)	121	53
Series 2004-4 Class M2, 1.039% 6/25/34 (m)	446	202
Series 2005-3 Class MV1, 0.664% 8/25/35 (m)	166	164
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (m)	30	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (m)	221	129
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.069% 3/25/34 (m)	17	2
Series 2006-FF14 Class A2, 0.304% 10/25/36 (m)	580	568
Ford Credit Automobile Lease Trust Series 2012-A Class A4, 1.03% 4/15/15	7,710	7,708
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,038
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (m)	720	227
Class M4, 0.924% 1/25/35 (m)	276	63
Series 2006-D Class M1, 0.474% 11/25/36 (m)	48	0 *
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (h)(m)	2,160	756
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	615	566
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (h)(m)	162	152
Series 2006-2A:
Class A, 0.4285% 11/15/34 (h)(m)	1,103	913
Class B, 0.5285% 11/15/34 (h)(m)	399	257
Class C, 0.6285% 11/15/34 (h)(m)	662	328
Class D, 0.9985% 11/15/34 (h)(m)	252	56
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (m)	377	288
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (h)(m)	23	23
Class C, 0.794% 9/25/46 (h)(m)	1,159	591
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (m)	273	186
Series 2003-3 Class M1, 1.534% 8/25/33 (m)	530	382
Series 2003-5 Class A2, 0.944% 12/25/33 (m)	25	18
Series 2005-5 Class 2A2, 0.494% 11/25/35 (m)	5	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.469% 4/25/36 (m)	$ 295	$ 293
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (m)	1,137	331
Hyundai Automobile Receivables Trust Series 2012-A Class A4, 1.27% 12/15/16	8,170	8,169
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (m)	2,497	48
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (m)	1,136	939
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (m)	451	396
Series 2006-A Class 2C, 1.7238% 3/27/42 (m)	2,016	540
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (m)	64	38
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	8	8
Class C, 5.691% 10/20/28 (h)	4	4
Class D, 6.01% 10/20/28 (h)	41	41
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (m)	596	10
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (m)	117	72
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (m)	403	270
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (m)	1,249	928
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (m)	2,147	1,605
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (m)	44	33
Series 2005-NC1 Class M1, 0.684% 1/25/35 (m)	303	192
Series 2005-NC2 Class B1, 1.414% 3/25/35 (m)	316	40
Series 2007-HE2 Class M1, 0.494% 1/25/37 (m)	1,602	5
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,137	77
Series 2006-4 Class D, 1.344% 5/25/32 (m)	1,544	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)	1,101	18
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)	903	20
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (m)	1,083	461
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (d)(h)(m)	429	0
Series 2006-1A Class A, 1.6455% 3/20/11 (d)(h)(m)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (m)	12	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.304% 7/25/37 (m)	$ 64	$ 63
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (m)	405	171
Class M4, 1.694% 9/25/34 (m)	519	113
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (m)	1,120	499
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (m)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (m)	1,014	618
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (h)(m)	405	388
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (m)	965	438
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (m)	49	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	399	412
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (m)	22	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (h)(m)	1,501	45
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (h)(m)	1,358	720
TOTAL ASSET-BACKED SECURITIES (Cost $68,373)		66,642
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (h)(m)(o)	29,051	1,389
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (m)	1,451	1,101
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,019	224
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (h)(m)	$ 10	$ 10
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (m)	1,056	972
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (m)	142	86
Series 2006-1A Class C2, 1.4455% 12/20/54 (h)(m)	4,917	2,999
Series 2006-2 Class C1, 1.1855% 12/20/54 (m)	4,095	2,498
Series 2006-3 Class C2, 0.7455% 12/20/54 (m)	853	520
Series 2006-4:
Class B1, 0.4255% 12/20/54 (m)	3,154	2,656
Class C1, 1.0055% 12/20/54 (m)	1,928	1,176
Class M1, 0.5855% 12/20/54 (m)	829	632
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (m)	1,671	1,019
Class 1M1, 0.5455% 12/20/54 (m)	1,114	849
Class 2C1, 1.2055% 12/20/54 (m)	760	464
Class 2M1, 0.7455% 12/20/54 (m)	1,431	1,091
Series 2007-2 Class 2C1, 0.676% 12/17/54 (m)	1,981	1,208
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (m)	326	234
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	1,549	1,631
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (m)	1,730	1,305
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	464
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (m)	627	368
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (m)	1,121	753
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (m)	1,517	1,180
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (h)(m)	948	770
Class B6, 3.1048% 7/10/35 (h)(m)	202	161
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (h)(m)	204	190
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	44
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (m)	$ 27	$ 20
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (m)	319	295
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (m)	2,485	1,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,624)		28,204
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (m)	671	679
Class A3, 7.1326% 2/14/43 (m)	724	737
Class A6, 7.4526% 2/14/43 (m)	1,067	1,088
Class PS1, 1.4363% 2/14/43 (m)(o)	2,441	27
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (m)	892	952
Series 2006-5:
Class A2, 5.317% 9/10/47	2,993	3,038
Class A3, 5.39% 9/10/47	1,272	1,344
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,946
Series 2007-4 Class A3, 5.9813% 2/10/51 (m)	910	967
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	107
Series 2007-3:
Class A3, 5.8426% 6/10/49 (m)	1,523	1,596
Class A4, 5.8426% 6/10/49 (m)	1,901	2,101
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,251
Series 2004-2:
Class A3, 4.05% 11/10/38	125	127
Class A4, 4.153% 11/10/38	1,157	1,202
Series 2005-1 Class A3, 4.877% 11/10/42	378	378
Series 2007-1 Class A2, 5.381% 1/15/49	1,128	1,127
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	511
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	85	85
Class K, 6.15% 5/11/35 (h)	424	413
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	2,833	3,006
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (h)(m)	$ 392	$ 380
Class D, 0.6085% 3/15/22 (h)(m)	397	385
Class E, 0.6485% 3/15/22 (h)(m)	328	318
Class F, 0.7185% 3/15/22 (h)(m)	467	449
Class G, 0.7785% 3/15/22 (h)(m)	303	285
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (h)(m)	655	629
Class E, 0.4885% 10/15/19 (h)(m)	663	630
Class F, 0.5585% 10/15/19 (h)(m)	1,987	1,868
Class G, 0.5785% 10/15/19 (h)(m)	935	832
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (h)(m)	50	35
Series 2004-1:
Class A, 0.604% 4/25/34 (h)(m)	844	680
Class B, 2.144% 4/25/34 (h)(m)	95	55
Class M1, 0.804% 4/25/34 (h)(m)	76	53
Class M2, 1.444% 4/25/34 (h)(m)	70	49
Series 2005-2A:
Class A1, 0.554% 8/25/35 (h)(m)	1,130	737
Class M1, 0.674% 8/25/35 (h)(m)	61	32
Class M2, 0.724% 8/25/35 (h)(m)	101	46
Class M3, 0.744% 8/25/35 (h)(m)	56	22
Series 2005-3A:
Class A2, 0.644% 11/25/35 (h)(m)	408	270
Class M1, 0.684% 11/25/35 (h)(m)	54	31
Class M2, 0.734% 11/25/35 (h)(m)	68	37
Class M3, 0.754% 11/25/35 (h)(m)	61	32
Class M4, 0.844% 11/25/35 (h)(m)	76	37
Series 2005-4A:
Class A2, 0.634% 1/25/36 (h)(m)	1,017	630
Class B1, 1.644% 1/25/36 (h)(m)	88	12
Class M1, 0.694% 1/25/36 (h)(m)	328	142
Class M2, 0.714% 1/25/36 (h)(m)	98	38
Class M3, 0.744% 1/25/36 (h)(m)	144	50
Class M4, 0.854% 1/25/36 (h)(m)	79	25
Class M5, 0.894% 1/25/36 (h)(m)	79	22
Class M6, 0.944% 1/25/36 (h)(m)	84	16
Series 2006-1:
Class A2, 0.604% 4/25/36 (h)(m)	159	110
Class M1, 0.624% 4/25/36 (h)(m)	57	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.644% 4/25/36 (h)(m)	$ 60	$ 32
Class M3, 0.664% 4/25/36 (h)(m)	52	25
Class M4, 0.764% 4/25/36 (h)(m)	29	13
Class M5, 0.804% 4/25/36 (h)(m)	28	11
Class M6, 0.884% 4/25/36 (h)(m)	57	22
Series 2006-2A:
Class A1, 0.474% 7/25/36 (h)(m)	2,362	1,495
Class A2, 0.524% 7/25/36 (h)(m)	140	84
Class B1, 1.114% 7/25/36 (h)(m)	52	6
Class B3, 2.944% 7/25/36 (h)(m)	79	3
Class M1, 0.554% 7/25/36 (h)(m)	147	59
Class M2, 0.574% 7/25/36 (h)(m)	104	37
Class M3, 0.594% 7/25/36 (h)(m)	86	28
Class M4, 0.664% 7/25/36 (h)(m)	58	17
Class M5, 0.714% 7/25/36 (h)(m)	71	18
Class M6, 0.784% 7/25/36 (h)(m)	107	17
Series 2006-3A:
Class B1, 1.044% 10/25/36 (h)(m)	102	2
Class M4, 0.674% 10/25/36 (h)(m)	114	11
Class M5, 0.724% 10/25/36 (h)(m)	137	10
Class M6, 0.804% 10/25/36 (h)(m)	268	12
Series 2006-4A:
Class A1, 0.474% 12/25/36 (h)(m)	582	385
Class A2, 0.514% 12/25/36 (h)(m)	2,846	1,451
Class B1, 0.944% 12/25/36 (h)(m)	91	8
Class B2, 1.494% 12/25/36 (h)(m)	93	6
Class B3, 2.694% 12/25/36 (h)(m)	57	1
Class M1, 0.534% 12/25/36 (h)(m)	189	72
Class M2, 0.554% 12/25/36 (h)(m)	126	42
Class M3, 0.584% 12/25/36 (h)(m)	128	37
Class M4, 0.644% 12/25/36 (h)(m)	153	35
Class M5, 0.684% 12/25/36 (h)(m)	141	23
Class M6, 0.764% 12/25/36 (h)(m)	126	15
Series 2007-1:
Class A2, 0.514% 3/25/37 (h)(m)	594	285
Class B1, 0.914% 3/25/37 (h)(m)	190	14
Class B2, 1.394% 3/25/37 (h)(m)	122	5
Class M1, 0.514% 3/25/37 (h)(m)	167	54
Class M2, 0.534% 3/25/37 (h)(m)	125	32
Class M3, 0.564% 3/25/37 (h)(m)	111	22
Class M4, 0.614% 3/25/37 (h)(m)	90	13
Class M5, 0.664% 3/25/37 (h)(m)	139	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M6, 0.744% 3/25/37 (h)(m)	$ 195	$ 20
Series 2007-2A:
Class A1, 0.514% 7/25/37 (h)(m)	556	287
Class A2, 0.564% 7/25/37 (h)(m)	521	182
Class B1, 1.844% 7/25/37 (h)(m)	161	6
Class B2, 2.494% 7/25/37 (h)(m)	52	3
Class M1, 0.614% 7/25/37 (h)(m)	183	28
Class M2, 0.654% 7/25/37 (h)(m)	100	11
Class M3, 0.734% 7/25/37 (h)(m)	101	9
Class M4, 0.894% 7/25/37 (h)(m)	200	16
Class M5, 0.994% 7/25/37 (h)(m)	177	12
Class M6, 1.244% 7/25/37 (h)(m)	224	12
Series 2007-3:
Class A2, 0.534% 7/25/37 (h)(m)	609	260
Class B1, 1.194% 7/25/37 (h)(m)	136	11
Class B2, 1.844% 7/25/37 (h)(m)	339	18
Class B3, 4.244% 7/25/37 (h)(m)	42	1
Class M1, 0.554% 7/25/37 (h)(m)	121	40
Class M2, 0.584% 7/25/37 (h)(m)	130	35
Class M3, 0.614% 7/25/37 (h)(m)	203	45
Class M4, 0.744% 7/25/37 (h)(m)	320	56
Class M5, 0.844% 7/25/37 (h)(m)	167	22
Class M6, 1.044% 7/25/37 (h)(m)	127	14
Series 2007-4A:
Class B1, 2.794% 9/25/37 (h)(m)	137	5
Class M1, 1.194% 9/25/37 (h)(m)	206	18
Class M2, 1.294% 9/25/37 (h)(m)	206	13
Class M4, 1.844% 9/25/37 (h)(m)	526	23
Class M5, 1.994% 9/25/37 (h)(m)	526	17
Class M6, 2.194% 9/25/37 (h)(m)	526	11
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(o)	1,706	62
Series 2007-5A, Class IO, 4.1484% 10/25/37 (h)(m)(o)	4,223	400
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (h)(m)	317	304
Class J, 1.0985% 3/15/19 (h)(m)	309	266
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (h)(m)	452	388
Class E, 0.5485% 3/15/22 (h)(m)	2,347	1,990
Class F, 0.5985% 3/15/22 (h)(m)	1,440	1,192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6485% 3/15/22 (h)(m)	$ 369	$ 302
Class H, 0.7985% 3/15/22 (h)(m)	452	361
Class J, 0.9485% 3/15/22 (h)(m)	452	352
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	48	48
Series 2004-PWR3 Class A3, 4.487% 2/11/41	269	274
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,839
Series 2007-PW16:
Class A4, 5.9038% 6/11/40 (m)	534	613
Class AAB, 5.9038% 6/11/40 (m)	4,740	5,162
Series 2007-PW18:
Class A2, 5.613% 6/11/50	284	295
Class A4, 5.7% 6/11/50	4,380	5,029
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,362
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (h)(m)(o)	9,603	114
Series 2006-T22 Class A4, 5.7044% 4/12/38 (m)	114	130
Series 2006-T24 Class X2, 0.6237% 10/12/41 (h)(m)(o)	2,380	18
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (h)(m)(o)	64,191	719
Series 2007-T28 Class X2, 0.3272% 9/11/42 (h)(m)(o)	34,536	226
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(m)	492	250
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (h)(m)	555	457
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,118
Class XCL, 1.5913% 5/15/35 (h)(m)(o)	3,748	88
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (h)(m)	191	182
Class H, 0.6235% 8/15/21 (h)(m)	324	303
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	7,164
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	1,351	1,288
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	833	833
Class A2, 5.8853% 12/10/49 (m)	1,210	1,220
Class A4, 5.8853% 12/10/49 (m)	3,035	3,492
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (m)	$ 860	$ 885
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	4,053	4,448
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	949
Class C, 5.476% 12/11/49	1,717	492
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (m)	912	979
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	164
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (h)(m)	59	57
Class H, 0.8685% 4/15/17 (h)(m)	130	112
Class J, 1.0985% 4/15/17 (h)(m)	100	70
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (h)(m)	696	640
Class D, 0.5885% 11/15/17 (h)(m)	36	33
Class E, 0.6385% 11/15/17 (h)(m)	128	116
Class F, 0.6985% 11/15/17 (h)(m)	141	126
Class G, 0.7485% 11/15/17 (h)(m)	98	86
Series 2006-CN2A:
Class A2FL, 0.4825% 2/5/19 (h)(m)	1,390	1,315
Class AJFL, 0.5225% 2/5/19 (m)	640	620
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (h)(m)	1,300	1,165
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,704
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,592	1,548
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,922
Series 2007-C9 Class A4, 6.0069% 12/10/49 (m)	2,018	2,333
Series 2006-C8 Class XP, 0.6566% 12/10/46 (m)(o)	11,656	103
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	7	7
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,222
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	$ 3,306	$ 3,349
Class A3, 5.542% 1/15/49 (m)	1,824	1,986
Series 2007-C3 Class A4, 5.9018% 6/15/39 (m)	549	599
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,158	3,219
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (m)(o)	7,791	94
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	825	904
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (h)(m)	3,254	2,416
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	47	47
Class A4, 4.75% 1/15/37	425	448
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (m)(o)	355	1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (h)(m)(o)	1,432	2
Series 2006-C1 Class A3, 5.5944% 2/15/39 (m)	3,381	3,613
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (h)(m)	345	310
Class C:
0.4185% 2/15/22 (h)(m)	1,416	1,256
0.5185% 2/15/22 (h)(m)	506	443
Class F, 0.5685% 2/15/22 (h)(m)	1,011	877
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (m)(o)	14,245	105
Class B, 5.487% 2/15/40 (h)(m)	1,394	209
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (h)	600	605
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,970
Series 2001-1 Class X1, 1.5729% 5/15/33 (h)(m)(o)	1,041	9
Series 2007-C1 Class XP, 0.3493% 12/10/49 (m)(o)	14,530	64
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (m)(o)	3,163	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (h)(m)	343	333
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	$ 1,824	$ 1,878
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,944
Series 2006-GG7 Class A3, 6.079% 7/10/38 (m)	1,784	1,784
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (h)(m)(o)	19,348	120
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (h)(m)	207	197
Class F, 0.7025% 6/6/20 (h)(m)	634	598
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (h)(m)	1,144	1,113
Class D, 2.3636% 3/6/20 (h)(m)	2,144	2,078
Class F, 2.8433% 3/6/20 (h)(m)	94	90
Class G, 3.0177% 3/6/20 (h)(m)	47	45
Class H, 3.5846% 3/6/20 (h)(m)	42	40
Class J, 4.4568% 3/6/20 (h)(m)	60	58
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	220	223
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (h)(m)(o)	13,878	30
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,625	2,667
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	434	437
Series 2007-GG10 Class A2, 5.778% 8/10/45	299	305
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (h)(m)	501	466
Class C, 0.4585% 11/15/18 (h)(m)	356	321
Class D, 0.4785% 11/15/18 (h)(m)	157	138
Class E, 0.5285% 11/15/18 (h)(m)	226	195
Class F, 0.5785% 11/15/18 (h)(m)	340	289
Class G, 0.6085% 11/15/18 (h)(m)	295	242
Class H, 0.7485% 11/15/18 (h)(m)	226	177
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (m)	2,241	2,320
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	659
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	346	363
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP9:
Class A3, 5.336% 5/15/47	$ 380	$ 418
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (m)	3,198	3,639
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (m)	2,485	2,506
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,716	1,716
Class A3, 5.42% 1/15/49	2,510	2,809
Series 2005-CB13 Class E, 5.5259% 1/12/43 (h)(m)	461	24
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,370	6,500
Series 2006-CB17 Class A3, 5.45% 12/12/43	239	247
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (m)	78	29
Class C, 5.9303% 2/12/49 (m)	204	60
Class D, 5.9303% 2/12/49 (m)	214	30
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	174	44
Class CS, 5.466% 1/15/49 (m)	75	9
Class ES, 5.7445% 1/15/49 (h)(m)	472	25
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	23	24
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (m)	743	847
Series 1998-C1 Class D, 6.98% 2/18/30	130	132
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1087% 4/25/21 (m)	27	19
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	123	125
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	77	77
Series 2006-C7:
Class A2, 5.3% 11/15/38	548	548
Class A3, 5.347% 11/15/38	679	767
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,091
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,200
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (m)(o)	2,075	4
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (m)(o)	3,889	42
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (m)(o)	1,454	12
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,140	1,291
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 972	$ 1,104
Class XCP, 0.431% 9/15/45 (m)(o)	66,651	484
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (h)(m)	292	262
Class E, 0.5385% 9/15/21 (h)(m)	1,054	912
Class F, 0.5885% 9/15/21 (h)(m)	868	725
Class G, 0.6085% 9/15/21 (h)(m)	1,714	1,380
Class H, 0.6485% 9/15/21 (h)(m)	442	338
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,621
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (m)	618	624
Series 2005-LC1 Class F, 5.5568% 1/12/44 (h)(m)	793	443
Series 2006-C1 Class A2, 5.8093% 5/12/39 (m)	846	875
Series 2007-C1 Class A4, 6.0271% 6/12/50 (m)	3,452	3,883
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,216
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (m)	138	138
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (m)	970	986
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	750	796
Series 2007-5:
Class A3, 5.364% 8/12/48	356	365
Class A4, 5.378% 8/12/48	36	39
Class B, 5.479% 8/12/48	2,736	684
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	7,400	8,025
Series 2007-7 Class A4, 5.81% 6/12/50 (m)	3,192	3,452
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	3,574	3,761
Series 2006-4 Class XP, 0.8109% 12/12/49 (m)(o)	14,478	242
Series 2007-6 Class B, 5.635% 3/12/51 (m)	912	285
Series 2007-7 Class B, 5.9345% 6/12/50 (m)	79	7
Series 2007-8 Class A3, 6.1644% 8/12/49 (m)	787	874
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (h)(m)	272	157
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (h)(m)	523	474
Class D, 0.439% 10/15/20 (h)(m)	507	456
Class E, 0.499% 10/15/20 (h)(m)	634	539
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class F, 0.549% 10/15/20 (h)(m)	$ 380	$ 289
Class G, 0.589% 10/15/20 (h)(m)	470	344
Class H, 0.679% 10/15/20 (h)(m)	296	172
Class J, 0.829% 10/15/20 (h)(m)	173	72
Class MHRO, 0.939% 10/15/20 (h)(m)	369	310
Class NHRO, 1.139% 10/15/20 (h)(m)	557	457
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	940	958
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	462	485
Series 2007-IQ13 Class A1, 5.05% 3/15/44	7	7
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (h)(m)(o)	6,127	25
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (m)	302	303
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (m)	682	707
Class A4, 5.895% 10/15/42 (m)	274	309
Series 2006-T23 Class A3, 5.986% 8/12/41 (m)	466	487
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,368	1,500
Class AAB, 5.654% 4/15/49	2,650	2,862
Class B, 5.9063% 4/15/49 (m)	224	61
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	44	44
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (h)(m)	1,239	970
Class F, 0.6296% 9/15/21 (h)(m)	1,426	1,074
Class G, 0.6496% 9/15/21 (h)(m)	1,351	977
Class J, 0.8896% 9/15/21 (h)(m)	300	136
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (h)(m)	98	88
Class AP2, 1.0485% 6/15/20 (h)(m)	163	144
Class F, 0.7285% 6/15/20 (h)(m)	3,171	2,061
Class LXR1, 0.9485% 6/15/20 (h)(m)	112	91
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	800	806
Series 2003-C8 Class A3, 4.445% 11/15/35	3,286	3,323
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,496
Series 2007-C30:
Class A3, 5.246% 12/15/43	294	300
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A4, 5.305% 12/15/43	$ 268	$ 285
Class A5, 5.342% 12/15/43	10,576	11,520
Series 2007-C31 Class A4, 5.509% 4/15/47	12,061	13,179
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (m)	2,729	2,828
Class A3, 5.9287% 6/15/49 (m)	1,548	1,704
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(m)	433	433
Series 2005-C19 Class B, 4.892% 5/15/44	912	830
Series 2005-C22:
Class B, 5.5336% 12/15/44 (m)	2,022	1,390
Class F, 5.5336% 12/15/44 (h)(m)	1,521	368
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	5,497
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	2,736	1,080
Class D, 5.513% 12/15/43 (m)	1,459	372
Class XP, 0.6327% 12/15/43 (h)(m)(o)	8,158	80
Series 2007-C31 Class C, 5.8735% 4/15/47 (m)	251	51
Series 2007-C31A Class A2, 5.421% 4/15/47	6,067	6,304
Series 2007-C32:
Class D, 5.9287% 6/15/49 (m)	685	200
Class E, 5.9287% 6/15/49 (m)	1,080	269
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (m)	10,259	11,327
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $237,077)		291,780
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	1,700	1,758
California Gen. Oblig.:
7.5% 4/1/34	7,195	9,277
7.55% 4/1/39	1,330	1,761
7.6% 11/1/40	2,000	2,676
7.625% 3/1/40	1,610	2,139
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 4,050	$ 4,255
Series 2011, 5.877% 3/1/19	1,655	1,833
TOTAL MUNICIPAL SECURITIES (Cost $21,658)		23,699
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 3.25% 9/14/21	1,837	1,884
United Mexican States 6.05% 1/11/40	3,926	4,780
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,800)		6,664
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $138)	143	148
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (m)	8,507	6,380
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (m)	3,443	3,460
		9,840
Media - 0.1%
Dallas Sports & Entertainment LP term loan 3.8325% 11/18/16 (m)	12	10
Newsday LLC term loan 10.5% 8/1/13	7,000	7,175
Tribune Co. Tranche X, term loan 3/17/09 (d)	1,188	766
Univision Communications, Inc. term loan 4.494% 3/31/17 (m)	11,193	10,396
		18,347
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 3.0472% 5/29/14 (m)	2,200	2,090
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc. Tranche B1, term loan 2.875% 10/31/13 (m)	$ 4,256	$ 4,219
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)	4,915	4,706
		11,015
TOTAL CONSUMER DISCRETIONARY		39,202
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (m)	5,960	5,841
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (m)	400	398
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
CEVA Group PLC Credit-Linked Deposit 3.5793% 11/4/13 (m)	222	213
Insurance - 0.1%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (m)	4,863	4,845
Tranche 2ND LIEN, term loan 9% 5/24/19 (m)	6,210	6,327
Lonestar Inter Super Hld LLC term loan 11% 8/13/19 (m)	2,755	2,789
		13,961
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (m)	782	727
term loan 4.77% 10/10/16 (m)	6,221	5,785
		6,512
TOTAL FINANCIALS		20,686
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (m)	2,256	1,630
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.994% 6/15/15 (m)	$ 17,840	$ 17,305
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (m)	2,250	2,250
		21,185
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.744% 3/23/14 (m)	4,529	4,155
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.575% 2/7/15 (m)	985	749
Machinery - 0.1%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (m)	4,463	4,451
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (m)	3,030	3,030
		7,481
TOTAL INDUSTRIALS		12,385
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (m)	1,788	1,748
Tranche B 3LN, term loan 5.0061% 10/26/17 (m)	3,592	3,485
SafeNet, Inc. Tranche 2LN, term loan 6.244% 4/12/15 (m)	7,500	7,088
		12,321
IT Services - 0.1%
Ceridian Corp. term loan 3.244% 11/8/14 (m)	2,189	2,077
First Data Corp. term loan 4.2445% 3/24/18 (m)	8,990	8,091
		10,168
Software - 0.1%
Kronos, Inc. Tranche B 2LN, term loan 10.5793% 6/11/18 (m)	23,730	23,908
TOTAL INFORMATION TECHNOLOGY		46,397
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (m)	$ 7,740	$ 6,521
Wireless Telecommunication Services - 0.1%
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	12,741	12,599
term loan 6.875% 8/11/15	1,761	1,767
		14,366
TOTAL TELECOMMUNICATION SERVICES		20,887
UTILITIES - 0.1%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.58% 12/31/14 (m)	810	4
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.757% 10/10/17 (m)	25,196	14,078
		14,082
Independent Power Producers & Energy Traders - 0.0%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.75% 5/1/14 (m)	12,400	10,726
TOTAL UTILITIES		24,808
TOTAL FLOATING RATE LOANS (Cost $196,323)		191,789
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,334)	3,066	3,526
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bank of America Corp. 8% (i)(m) (Cost $614)	730	735
Fixed-Income Funds - 7.4%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (n)	2,529,627	$ 280,763
Fidelity Mortgage Backed Securities Central Fund (n)	10,772,094	1,168,665
TOTAL FIXED-INCOME FUNDS (Cost $1,349,625)		1,449,428
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.12% (b)	577,418,584	577,419
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	32,116,531	32,117
TOTAL MONEY MARKET FUNDS (Cost $609,536)		609,536
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $16,947,472)		20,054,082
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(415,219)
NET ASSETS - 100%		$ 19,638,863
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/42	$ (51,000)	(52,714)
3.5% 3/1/42	(51,000)	(52,714)
3.5% 3/1/42	(51,000)	(52,714)
3.5% 3/1/42	(21,400)	(22,119)
3.5% 3/1/42	(16,000)	(16,538)
4% 3/1/27	(5,000)	(5,295)
4% 3/1/42	(17,000)	(17,892)
4.5% 3/1/42	(41,700)	(44,443)
4.5% 3/1/42	(47,000)	(50,091)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/42	$ (24,000)	$ (25,919)
5% 3/1/42	(10,000)	(10,800)
5% 3/1/42	(5,000)	(5,400)
5% 3/1/42	(5,000)	(5,400)
6% 3/1/42	(14,000)	(15,405)
6% 3/1/42	(55,000)	(60,518)
TOTAL FANNIE MAE		(437,962)
Freddie Mac
5% 3/1/42	(20,000)	(21,535)
Ginnie Mae
3.5% 3/1/42	(6,000)	(6,290)
4% 3/1/42	(2,100)	(2,262)
4% 3/1/42	(11,000)	(11,847)
5% 3/1/42	(9,000)	(9,941)
TOTAL GINNIE MAE		(30,340)
TOTAL TBA SALE COMMITMENTS (Proceeds $489,819)		$ (489,837)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (l)

	Sept. 2037	$ 7,165	$ (6,766)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (l)	Sept. 2037	5,872	(5,545)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (l)	Sept. 2037	1,347	(1,272)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (l)	Sept. 2037	5,872	(5,545)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (l)	Sept. 2037	5,710	(5,393)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (l)	Sept. 2037	4,901	(4,630)
		$ 30,867	$ (29,151)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $654,459,000 or 3.3% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,017,000.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,455,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc.:
8% 6/1/14	6/1/11	$ 10,000
8% 12/6/14	12/6/11	$ 2,000
Delphi Automotive PLC	11/10/10 - 11/19/10	$ 2,878
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc.	3/9/10	$ 633
Legend Pictures LLC	9/23/10	$ 35,000
Michael Kors Holdings Ltd.	7/8/11	$ 30,000
Station Holdco LLC	6/17/11	$ 1,331
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,358
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 390
Fidelity Corporate Bond 1-10 Year Central Fund	6,019
Fidelity Mortgage Backed Securities Central Fund	17,815
Fidelity Securities Lending Cash Central Fund	1,321
Total	$ 25,545
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 277,955	$ -	$ -	$ 280,763	41.7%
Fidelity Mortgage Backed Securities Central Fund	1,146,867	17,815	-	1,168,665	9.0%
Total	$ 1,424,822	$ 17,815	$ -	$ 1,449,428
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 19,625	$ 5,149	$ 3,815	$ -	$ 23,091
CareView Communications, Inc.	14,652	376	-	-	17,723
Neurocrine Biosciences, Inc.	22,913	-	-	-	29,368
Total	$ 57,190	$ 5,525	$ 3,815	$ -	$ 70,182
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,870,780	$ 1,673,133	$ 161,427	$ 36,220
Consumer Staples	1,548,469	1,548,469	-	-
Energy	1,519,401	1,519,401	-	-
Financials	1,496,335	1,443,393	41,404	11,538
Health Care	1,376,616	1,376,616	-	-
Industrials	1,196,815	1,196,787	-	28
Information Technology	2,689,457	2,661,346	-	28,111
Materials	418,736	415,443	3,293	-
Telecommunication Services	23,111	23,111	-	-
Utilities	183,765	118,473	65,292	-
Investment Companies	2,086	-	2,086	-
Corporate Bonds	2,095,265	-	2,082,370	12,895
U.S. Government and Government Agency Obligations	1,828,240	-	1,828,240	-
U.S. Government Agency - Mortgage Securities	1,132,855	-	1,132,855	-
Asset-Backed Securities	66,642	-	57,278	9,364
Collateralized Mortgage Obligations	28,204	-	25,616	2,588
Commercial Mortgage Securities	291,780	-	274,442	17,338
Municipal Securities	23,699	-	23,699	-
Foreign Government and Government Agency Obligations	6,664	-	6,664	-
Supranational Obligations	148	-	148	-
Floating Rate Loans	191,789	-	191,789	-
Bank Notes	3,526	-	3,526	-
Preferred Securities	735	-	735	-
Fixed-Income Funds	1,449,428	1,449,428	-	-
Money Market Funds	609,536	609,536	-	-
Total Investments in Securities:	$ 20,054,082	$ 14,035,136	$ 5,900,864	$ 118,082
Derivative Instruments:
Liabilities
Swap Agreements	$ (29,151)	$ -	$ (29,151)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (489,837)	$ -	$ (489,837)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 144,675
Total Realized Gain (Loss)	(4,719)
Total Unrealized Gain (Loss)	6,750
Cost of Purchases	2,009
Proceeds of Sales	(37,983)
Amortization/Accretion	(236)
Transfers in to Level 3	20,560
Transfers out of Level 3	(12,974)
Ending Balance	$ 118,082
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 1,691

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (29,151)
Total Value of Derivatives	$ -	$ (29,151)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	4.2%
BBB	3.9%
BB	2.2%
B	3.1%
CCC,CC,C	1.0%
D	0.0%
Not Rated	0.5%
Equities	62.8%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
United Kingdom	1.8%
Canada	1.6%
Switzerland	1.1%
Others (Individually Less Than 1%)	7.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $30,696) - See accompanying schedule: Unaffiliated issuers (cost $14,927,938)	$ 17,924,936
Fidelity Central Funds (cost $1,959,161)	2,058,964
Other affiliated issuers (cost $60,373)	70,182
Total Investments (cost $16,947,472)		$ 20,054,082
Receivable for investments sold		40,070
Receivable for TBA sale commitments		489,819
Receivable for swap agreements		4
Receivable for fund shares sold		10,575
Dividends receivable		20,300
Interest receivable		46,133
Distributions receivable from Fidelity Central Funds		1,194
Prepaid expenses		34
Other receivables		824
Total assets		20,663,035

Liabilities
Payable to custodian bank	$ 3,969
Payable for investments purchased Regular delivery	84,516
Delayed delivery	360,564
TBA sale commitments, at value	489,837
Payable for swap agreements	1,186
Payable for fund shares redeemed	12,743
Swap agreements, at value	29,151
Accrued management fee	6,615
Other affiliated payables	2,493
Other payables and accrued expenses	981
Collateral on securities loaned, at value	32,117
Total liabilities		1,024,172

Net Assets		$ 19,638,863
Net Assets consist of:
Paid in capital		$ 16,848,953
Undistributed net investment income		89,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,079,135
Net Assets		$ 19,638,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012

Puritan: Net Asset Value, offering price and redemption price per share ($15,841,738 ÷ 827,768 shares)	$ 19.14

Class K: Net Asset Value, offering price and redemption price per share ($3,797,125 ÷ 198,421 shares)	$ 19.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012

Investment Income
Dividends		$ 88,545
Interest		127,883
Income from Fidelity Central Funds		25,545
Total income		241,973

Expenses
Management fee	$ 37,884
Transfer agent fees	13,718
Accounting and security lending fees	966
Custodian fees and expenses	157
Independent trustees' compensation	61
Registration fees	107
Audit	141
Legal	57
Miscellaneous	87
Total expenses before reductions	53,178
Expense reductions	(270)	52,908
Net investment income (loss)		189,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(163,002)
Other affiliated issuers	(84)
Foreign currency transactions	(353)
Swap agreements	(2,566)
Total net realized gain (loss)		(166,005)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $34)	1,618,588
Assets and liabilities in foreign currencies	(27)
Swap agreements	2,424
Delayed delivery commitments	(1,916)
Total change in net unrealized appreciation (depreciation)		1,619,069
Net gain (loss)		1,453,064
Net increase (decrease) in net assets resulting from operations		$ 1,642,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 189,065	$ 385,230
Net realized gain (loss)	(166,005)	1,644,208
Change in net unrealized appreciation (depreciation)	1,619,069	482,668
Net increase (decrease) in net assets resulting from operations	1,642,129	2,512,106
Distributions to shareholders from net investment income	(187,322)	(395,907)
Distributions to shareholders from net realized gain	-	(3,264)
Total distributions	(187,322)	(399,171)
Share transactions - net increase (decrease)	(446,134)	(816,545)
Total increase (decrease) in net assets	1,008,673	1,296,390

Net Assets
Beginning of period	18,630,190	17,333,800
End of period (including undistributed net investment income of $89,358 and undistributed net investment income of $87,615, respectively)	$ 19,638,863	$ 18,630,190

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69
Income from Investment Operations
Net investment income (loss) D	.18	.35	.40	.45	.50	.59
Net realized and unrealized gain (loss)	1.42	1.93	.75	(2.00)	(1.80)	1.70
Total from investment operations	1.60	2.28	1.15	(1.55)	(1.30)	2.29
Distributions from net investment income	(.18)	(.36)	(.39)	(.44)	(.55)	(.59)
Distributions from net realized gain	-	- H	(.01)	(.02)	(1.62)	(.85)
Total distributions	(.18)	(.37) J	(.40)	(.46) I	(2.17)	(1.44)
Net asset value, end of period	$ 19.14	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Total Return B,C	9.12%	14.38%	7.61%	(8.76)%	(7.35)%	12.18%
Ratios to Average Net Assets E,G
Expenses before reductions	.60% A	.60%	.61%	.67%	.61%	.60%
Expenses net of fee waivers, if any	.60% A	.60%	.61%	.67%	.61%	.60%
Expenses net of all reductions	.59% A	.59%	.61%	.67%	.60%	.59%
Net investment income (loss)	2.02% A	1.96%	2.48%	3.30%	2.72%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 15,842	$ 15,420	$ 15,054	$ 16,111	$ 21,427	$ 25,719
Portfolio turnover rate F	115% A	154% K	104%	116% K	115%	70% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.19	.38	.42	.46	.14
Net realized and unrealized gain (loss)	1.42	1.93	.74	(1.99)	(1.16)
Total from investment operations	1.61	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.19)	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	-	- I	(.01)	(.02)	-
Total distributions	(.19)	(.39)	(.42)	(.48) J	(.13)
Net asset value, end of period	$ 19.14	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total Return B,C	9.19%	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E,H
Expenses before reductions	.48% A	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.48% A	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.14% A	2.09%	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,797	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	115% A	154% K	104%	116% K	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,304,038
Gross unrealized depreciation	(271,805)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,032,233

Tax cost	$ 17,021,849

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (38,013)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (2,566)	$ 2,424

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $30,867 representing .16% of net asset

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,660,786 and $5,612,572, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 12,841.17
Class K	877.05
	$ 13,718

* Annualized

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period,

Semiannual Report

9. Security Lending - continued

presented in the Statement of Operations as a component of interest income, amounted to $49. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,321(including $17 from securities loaned to FCM).

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $26,297. The weighted average interest rate was .58%. The interest expense amounted to four hundred twenty-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $267 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Puritan	$ 151,911	$ 333,862
Class K	35,411	62,045
Total	$ 187,322	$ 395,907
From net realized gain
Puritan	$ -	$ 2,823
Class K	-	441
Total	$ -	$ 3,264

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Puritan
Shares sold	41,102	80,583	$ 734,126	$ 1,457,491
Reinvestment of distributions	8,221	17,715	143,594	318,717
Shares redeemed	(91,664)	(180,664)	(1,630,136)	(3,262,008)
Net increase (decrease)	(42,341)	(82,366)	$ (752,416)	$ (1,485,800)
Class K
Shares sold	36,691	63,847	$ 655,699	$ 1,155,980
Reinvestment of distributions	2,029	3,457	35,411	62,486
Shares redeemed	(21,473)	(30,388)	(384,828)	(549,211)
Net increase (decrease)	17,247	36,916	$ 306,282	$ 669,255

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 29, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2012

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
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(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
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Covington, KY 41015

Selling shares

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Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Automated line for quickest service

PUR-USAN-0412
1.789289.108

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Puritan®

Fund -
Class K

Semiannual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Puritan	.60%
Actual		$ 1,000.00	$ 1,091.20	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.02
Class K	.48%
Actual		$ 1,000.00	$ 1,091.90	$ 2.50
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.1
Chevron Corp.	1.6	1.0
Exxon Mobil Corp.	1.6	1.9
Microsoft Corp.	1.4	0.0
The Coca-Cola Co.	1.3	1.7
	9.9
Top Five Bond Issuers as of February 29, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.9	9.7
Fannie Mae	7.4	10.7
Freddie Mac	2.3	2.5
Ginnie Mae	2.0	2.0
Wachovia Bank Commercial Mortgage Trust	0.4	0.3
	21.0
Top Five Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.4	11.4
Financials	11.8	11.7
Consumer Discretionary	11.1	9.1
Energy	9.3	10.4
Consumer Staples	8.5	8.8
Asset Allocation (% of fund's net assets)
As of February 29, 2012 *	As of August 31, 2011 **
Stocks and Investment Companies 62.6%	Stocks 58.2%
Bonds 35.5%	Bonds 40.6%
Convertible Securities 0.3%	Convertible Securities 0.6%
Other Investments 1.0%	Other Investments 1.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets† (0.4)%

* Foreign investments	12.2%	** Foreign investments	12.4%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 62.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.1%
Delphi Automotive PLC	70,767	$ 2,265
Delphi Automotive PLC (q)	165,126	4,756
TRW Automotive Holdings Corp. (a)	100,000	4,574
		11,595
Automobiles - 0.8%
Ford Motor Co.	4,770,200	59,055
General Motors Co. (a)	2,170	56
General Motors Co.:
warrants 7/10/16 (a)	101,940	1,730
warrants 7/10/19 (a)	101,940	1,170
Harley-Davidson, Inc.	838,800	39,071
Honda Motor Co. Ltd.	1,569,600	60,281
Tesla Motors, Inc. (a)	128,800	4,303
		165,666
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	562,800	14,920
Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings, Inc.	1,368,000	28,755
Dunkin' Brands Group, Inc. (a)(f)	1,148,000	33,338
McDonald's Corp.	1,471,800	146,120
Starbucks Corp.	895,600	43,490
Station Holdco LLC (p)(q)	1,405,198	1,194
Station Holdco LLC warrants 6/15/18 (a)(p)(q)	75,658	4
Vail Resorts, Inc.	673,627	28,360
		281,261
Household Durables - 0.7%
D.R. Horton, Inc.	2,000,000	28,680
Lennar Corp. Class A	1,853,500	43,335
Toll Brothers, Inc. (a)	3,001,400	70,413
		142,428
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	100,400	18,041
Groupon, Inc. Class A (a)(f)	498,600	9,830
Priceline.com, Inc. (a)	20,100	12,603
		40,474
Media - 2.3%
Comcast Corp. Class A (special) (non-vtg.)	6,435,900	184,002
Discovery Communications, Inc. (a)	909,400	42,424
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
HMH Holdings, Inc. (a)(q)	149,814	$ 37
Legend Pictures LLC (a)(p)(q)	46,667	35,000
Lions Gate Entertainment Corp. (a)	2,600,000	35,568
News Corp. Class A	4,192,300	83,301
Pandora Media, Inc. (f)	929,694	12,142
Publicis Groupe SA	55,600	3,042
The Walt Disney Co.	784,190	32,928
Time Warner, Inc.	345,400	12,852
Vertis Holdings, Inc. (a)	1,934	22
		441,318
Multiline Retail - 0.3%
PPR SA	352,200	59,870
Specialty Retail - 1.5%
Express, Inc. (a)	732,200	17,426
Home Depot, Inc.	3,008,500	143,114
Limited Brands, Inc.	472,700	21,995
Lowe's Companies, Inc.	791,500	22,463
TJX Companies, Inc.	2,543,200	93,107
		298,105
Textiles, Apparel & Luxury Goods - 1.9%
Michael Kors Holdings Ltd.	393,600	17,023
Michael Kors Holdings Ltd. (q)	2,475,358	96,353
NIKE, Inc. Class B	767,600	82,839
PVH Corp.	919,700	78,184
Ralph Lauren Corp.	416,600	72,376
Vera Bradley, Inc. (a)(f)	605,000	22,204
		368,979
TOTAL CONSUMER DISCRETIONARY		1,824,616
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Beam, Inc.	1,548,100	85,269
Grupo Modelo SAB de CV Series C	3,197,400	20,927
Monster Beverage Corp. (a)	863,600	49,389
The Coca-Cola Co.	3,546,900	247,786
		403,371
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	447,200	38,486
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	1,775,200	$ 80,062
Drogasil SA	7,637,488	74,354
Wal-Mart Stores, Inc.	1,541,800	91,090
Walgreen Co.	1,060,200	35,156
Whole Foods Market, Inc.	161,200	13,015
		332,163
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	574,000	37,293
Kraft Foods, Inc. Class A	2,544,800	96,881
Mead Johnson Nutrition Co. Class A	921,600	71,654
		205,828
Household Products - 0.3%
Procter & Gamble Co.	921,800	62,240
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	611,600	35,803
Nu Skin Enterprises, Inc. Class A	451,800	26,096
Prestige Brands Holdings, Inc. (a)	2,182,251	36,007
		97,906
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	334,000	33,828
Japan Tobacco, Inc.	17,552	93,271
Lorillard, Inc.	594,300	77,901
Philip Morris International, Inc.	2,897,040	241,961
		446,961
TOTAL CONSUMER STAPLES		1,548,469
ENERGY - 7.7%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	673,700	37,532
Dresser-Rand Group, Inc. (a)	315,300	16,560
Ensco International Ltd. ADR	1,256,700	73,266
Halliburton Co.	199,900	7,314
Noble Corp.	1,426,100	57,301
Schlumberger Ltd.	724,000	56,190
		248,163
Oil, Gas & Consumable Fuels - 6.4%
Alpha Natural Resources, Inc. (a)	395,752	7,345
Anadarko Petroleum Corp.	304,500	25,615
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Apache Corp.	294,000	$ 31,731
Chevron Corp.	2,936,400	320,420
Energen Corp.	378,600	20,153
EV Energy Partners LP	575,724	40,957
Exxon Mobil Corp.	3,566,117	308,469
Gazprom OAO sponsored ADR	1,265,400	16,703
Hess Corp.	404,400	26,254
HollyFrontier Corp.	711,200	23,206
Marathon Oil Corp.	1,444,200	48,944
Marathon Petroleum Corp.	1,370,900	56,961
Occidental Petroleum Corp.	1,052,258	109,824
Plains Exploration & Production Co. (a)	845,100	37,244
Royal Dutch Shell PLC:
Class A sponsored ADR	1,022,220	74,714
Class B sponsored ADR	127,600	9,478
Valero Energy Corp.	1,902,500	46,592
Williams Companies, Inc.	1,851,500	55,323
WPX Energy, Inc.	317,166	5,760
		1,265,693
TOTAL ENERGY		1,513,856
FINANCIALS - 7.5%
Capital Markets - 1.4%
Apollo Global Management LLC Class A	1,112,300	15,594
Evercore Partners, Inc. Class A	1,013,500	27,557
Goldman Sachs Group, Inc.	431,800	49,717
HFF, Inc. (a)	900,200	12,972
Invesco Ltd.	978,600	24,240
Morgan Stanley	2,888,100	53,545
State Street Corp.	1,365,600	57,669
UBS AG (a)	1,875,890	26,268
		267,562
Commercial Banks - 2.0%
BB&T Corp.	1,297,300	37,946
CIT Group, Inc. (a)	222,600	9,062
Comerica, Inc.	567,300	16,843
First Republic Bank (a)(f)	400,000	11,996
Huntington Bancshares, Inc.	1,825,900	10,672
SunTrust Banks, Inc.	1,513,500	34,750
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	4,249,400	$ 124,932
Wells Fargo & Co.	4,833,140	151,229
		397,430
Consumer Finance - 0.3%
Capital One Financial Corp.	231,000	11,689
SLM Corp.	2,658,000	41,890
		53,579
Diversified Financial Services - 2.1%
Citigroup, Inc.	6,260,240	208,591
JPMorgan Chase & Co.	5,045,023	197,967
NBH Holdings Corp. Class A (a)(h)	710,000	11,538
		418,096
Insurance - 0.9%
ACE Ltd.	1,099,800	78,867
MetLife, Inc.	2,482,800	95,712
		174,579
Real Estate Investment Trusts - 0.7%
American Tower Corp.	1,575,900	98,620
Lexington Corporate Properties Trust (f)	3,468,867	30,006
		128,626
Real Estate Management & Development - 0.0%
Iguatemi Empresa de Shopping Centers SA	367,800	8,866
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	769,200	17,715
TOTAL FINANCIALS		1,466,453
HEALTH CARE - 7.0%
Biotechnology - 2.2%
Achillion Pharmaceuticals, Inc. (a)	2,172,600	22,812
Acorda Therapeutics, Inc. (a)	590,000	15,434
Affymax, Inc. (a)	1,334,952	13,630
Alexion Pharmaceuticals, Inc. (a)	451,300	37,787
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	23,091
Amgen, Inc.	1,642,300	111,594
Ardea Biosciences, Inc. (a)	271,200	5,782
Biogen Idec, Inc. (a)	728,200	84,813
BioMarin Pharmaceutical, Inc. (a)	1,040,400	37,194
Gilead Sciences, Inc. (a)	245,500	11,170
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Medivation, Inc. (a)	300,000	$ 19,653
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	29,368
Theravance, Inc. (a)	515,600	9,642
Vertex Pharmaceuticals, Inc. (a)	154,300	6,005
		427,975
Health Care Equipment & Supplies - 0.7%
Covidien PLC	755,700	39,485
The Cooper Companies, Inc.	902,059	71,696
Volcano Corp. (a)	599,300	16,798
		127,979
Health Care Providers & Services - 1.8%
Aetna, Inc.	1,104,000	51,623
Apollo Hospitals Enterprise Ltd.	250,000	2,951
CIGNA Corp.	1,269,400	55,993
Express Scripts, Inc. (a)	743,600	39,656
Health Net, Inc. (a)	722,800	27,278
Humana, Inc.	550,300	47,931
Medco Health Solutions, Inc. (a)	721,000	48,732
Omnicare, Inc.	450,300	15,842
UnitedHealth Group, Inc.	1,288,100	71,812
		361,818
Health Care Technology - 0.1%
CareView Communications, Inc. (a)(f)(g)	10,425,300	17,723
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	511,400	26,209
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	3,621,748	45,272
Eli Lilly & Co.	988,100	38,773
Forest Laboratories, Inc. (a)	970,900	31,574
GlaxoSmithKline PLC sponsored ADR	814,700	36,099
Optimer Pharmaceuticals, Inc. (a)	1,235,000	15,796
Pfizer, Inc.	4,590,200	96,853
Sanofi SA sponsored ADR	1,120,900	41,507
Shire PLC sponsored ADR	477,700	49,991
TherapeuticsMD, Inc. (a)	500,000	1,150
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,092,011	57,897
		414,912
TOTAL HEALTH CARE		1,376,616
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.1%
Aerospace & Defense - 2.1%
Goodrich Corp.	850,100	$ 107,087
Honeywell International, Inc.	508,800	30,309
Precision Castparts Corp.	238,000	39,848
Textron, Inc.	1,533,400	42,184
United Technologies Corp.	2,198,200	184,363
		403,791
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	791,700	60,874
Airlines - 0.1%
Copa Holdings SA Class A	292,100	20,906
Delta Air Lines, Inc. (a)	388,219	3,808
		24,714
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	115,000	5,890
Masonite Worldwide Holdings	5,358	143
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	9
warrants 5/20/16 (a)	19,485	19
		6,061
Construction & Engineering - 0.1%
Foster Wheeler AG (a)	400,000	9,852
Electrical Equipment - 0.3%
AMETEK, Inc.	664,935	31,651
Regal-Beloit Corp.	516,000	34,830
		66,481
Industrial Conglomerates - 1.2%
Danaher Corp.	1,458,000	77,026
General Electric Co.	6,128,000	116,738
Tyco International Ltd.	901,700	46,726
		240,490
Machinery - 1.1%
Caterpillar, Inc.	951,200	108,637
Cummins, Inc.	244,000	29,419
Deere & Co.	86,700	7,190
Joy Global, Inc.	295,300	25,679
WABCO Holdings, Inc. (a)	581,600	34,599
Westport Innovations, Inc. (a)(f)	314,059	12,710
		218,234
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.1%
Qualicorp SA	1,519,000	$ 13,267
Road & Rail - 0.6%
Union Pacific Corp.	1,037,956	114,435
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (f)	1,570,400	38,616
TOTAL INDUSTRIALS		1,196,815
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	6,895,500	137,083
Motorola Solutions, Inc.	1,782,300	88,759
Polycom, Inc. (a)	915,000	18,895
QUALCOMM, Inc.	2,982,500	185,452
		430,189
Computers & Peripherals - 4.1%
Apple, Inc. (a)	1,457,100	790,373
SanDisk Corp. (a)	308,400	15,253
		805,626
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	736,000	41,187
Arrow Electronics, Inc. (a)	995,500	39,969
E Ink Holdings, Inc. GDR (a)(h)	140,100	2,097
		83,253
Internet Software & Services - 1.1%
Demand Media, Inc. (a)(f)	1,324,308	9,085
Facebook, Inc. Class B (q)	881,260	27,117
Google, Inc. Class A (a)	123,500	76,354
Mail.ru Group Ltd.:
GDR (a)(h)	580,000	22,939
GDR (Reg. S) (a)	289,900	11,466
Rackspace Hosting, Inc. (a)	847,000	44,247
Velti PLC (a)	1,150,000	11,397
Yahoo!, Inc. (a)	1,006,700	14,929
		217,534
IT Services - 1.5%
Accenture PLC Class A	1,755,400	104,517
Atos Origin SA	440,586	25,074
Cognizant Technology Solutions Corp. Class A (a)	1,482,300	105,169
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	62,100	$ 26,082
Redecard SA	1,209,800	25,148
		285,990
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	802,600	30,860
ASML Holding NV	1,069,900	48,734
Avago Technologies Ltd.	149,700	5,630
Broadcom Corp. Class A	684,000	25,411
Cypress Semiconductor Corp.	803,245	13,856
Freescale Semiconductor Holdings I Ltd.	2,793,800	45,064
Lam Research Corp. (a)	803,300	33,498
Marvell Technology Group Ltd. (a)	2,532,700	37,991
NXP Semiconductors NV (a)	1,623,600	40,265
Spansion, Inc. Class A (a)	69,300	887
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,511,900	50,993
Texas Instruments, Inc.	1,573,600	52,480
		385,669
Software - 2.4%
AsiaInfo-Linkage, Inc. (a)	498,800	6,375
Check Point Software Technologies Ltd. (a)	190,300	11,068
Citrix Systems, Inc. (a)	770,300	57,572
Electronic Arts, Inc. (a)	842,700	13,761
Fortinet, Inc. (a)	418,506	11,321
Jive Software, Inc.	296,700	6,471
Microsoft Corp.	8,537,200	270,971
salesforce.com, Inc. (a)	413,300	59,168
Solera Holdings, Inc.	671,900	32,251
VMware, Inc. Class A (a)	113,700	11,244
		480,202
TOTAL INFORMATION TECHNOLOGY		2,688,463
MATERIALS - 2.1%
Chemicals - 1.4%
Ashland, Inc.	667,100	42,401
Eastman Chemical Co.	424,400	22,973
Lanxess AG	64,400	4,813
LyondellBasell Industries NV Class A	970,594	41,910
Monsanto Co.	471,400	36,477
Potash Corp. of Saskatchewan, Inc.	540,900	25,158
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rentech Nitrogen Partners LP	1,225,300	$ 30,314
Rockwood Holdings, Inc. (a)	293,800	15,645
Sherwin-Williams Co.	305,100	31,471
The Mosaic Co.	284,800	16,447
Tronox, Inc.	23,603	3,293
		270,902
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	370,300	26,102
Metals & Mining - 0.6%
Goldcorp, Inc.	1,062,600	51,506
Newcrest Mining Ltd.	692,934	24,884
Randgold Resources Ltd. sponsored ADR	279,400	32,056
SunCoke Energy, Inc. (a)	109,300	1,566
Walter Energy, Inc.	105,100	6,814
		116,826
TOTAL MATERIALS		413,830
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Iliad SA	174,267	23,111
UTILITIES - 0.9%
Electric Utilities - 0.3%
PPL Corp.	1,739,500	49,663
Gas Utilities - 0.2%
ONEOK, Inc.	424,700	35,097
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	2,024,300	27,450
Multi-Utilities - 0.3%
National Grid PLC	5,842,675	59,502
TOTAL UTILITIES		171,712
TOTAL COMMON STOCKS (Cost $9,556,947)		12,223,941
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	148,900	$ 6,357
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	3,933
Chesapeake Energy Corp. 5.00%	18,580	1,612
		5,545
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	59,300	5,874
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	77,300	4,087
TOTAL FINANCIALS		9,961
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(q)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	4,906
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	6,263
PPL Corp. 8.75%	108,000	5,790
		12,053
TOTAL CONVERTIBLE PREFERRED STOCKS		39,816
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	212,900	39,807
FINANCIALS - 0.1%
Commercial Banks - 0.0%
U.S. Bancorp Series F, 6.50%	39,677	1,010
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	11,951	$ 10,039
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	8,872
TOTAL FINANCIALS		19,921
TOTAL NONCONVERTIBLE PREFERRED STOCKS		59,728
TOTAL PREFERRED STOCKS (Cost $82,007)		99,544
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $1,989)	180,800	2,086
Corporate Bonds - 10.7%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 500	376
3.5% 1/15/31 (h)	3,697	2,779
		3,155
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,260
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (q)	10,000	10,000
8% 12/6/14 (q)	2,000	2,000
		12,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	$ 4,920	$ 4,428
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	4,000	2,910
TOTAL CONVERTIBLE BONDS		23,753
Nonconvertible Bonds - 10.6%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.0%
Delphi Corp.:
5.875% 5/15/19 (h)	1,820	1,920
6.125% 5/15/21 (h)	1,690	1,810
International Automotive Components Group SA 9.125% 6/1/18 (h)	1,445	1,264
Tenneco, Inc. 6.875% 12/15/20	2,415	2,596
		7,590
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	2,301
6.625% 10/1/28	2,510	2,702
7.45% 7/16/31	2,335	2,998
General Motors Corp.:
6.75% 5/1/28 (d)	390	3
7.125% 7/15/13 (d)	1,135	8
7.2% 1/15/11 (d)	2,855	19
7.4% 9/1/25 (d)	195	1
7.7% 4/15/16 (d)	705	5
8.25% 7/15/23 (d)	5,475	37
8.375% 7/15/33 (d)	16,800	113
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	490	537
		8,724
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,536
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
ServiceMaster Co.:
8% 2/15/20 (h)	$ 825	$ 875
10.75% 7/15/15 pay-in-kind (h)(m)	7,457	7,867
		8,742
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,935	3,082
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	6,365	6,508
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	457
Chukchansi Economic Development Authority:
4.1586% 11/15/12 (h)(m)	1,140	787
8% 11/15/13 (h)	1,890	1,304
Landry's Restaurants, Inc. 11.625% 12/1/15	760	832
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,890
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,050
6.75% 4/1/13	80	82
7.5% 6/1/16	2,855	2,898
9% 3/15/20	1,770	1,978
13% 11/15/13	5,000	5,838
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (h)(m)	1,985	1,876
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,060	1,161
NCL Corp. Ltd. 9.5% 11/15/18	565	610
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (h)	250	254
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,555
Station Casinos LLC 3.65% 6/18/18 (e)(h)	6,055	4,117
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	220	229
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,184	645
		39,153
Household Durables - 0.1%
KB Home 8% 3/15/20	410	412
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (h)	$ 2,665	$ 2,818
7.875% 8/15/19 (h)	8,325	9,095
8.25% 2/15/21 (h)	1,485	1,422
9% 4/15/19 (h)	835	835
9.875% 8/15/19 (h)	980	1,013
Standard Pacific Corp. 8.375% 1/15/21	5,205	5,465
		21,060
Media - 0.8%
AMC Networks, Inc. 7.75% 7/15/21 (h)	340	378
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	923
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,903
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	677
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,486
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	581
Clear Channel Communications, Inc.:
5% 3/15/12	4,405	4,405
5.5% 9/15/14	2,355	2,114
5.5% 12/15/16	1,330	828
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (h)(j)	4,690	4,690
Comcast Corp.:
4.95% 6/15/16	1,742	1,969
5.15% 3/1/20	595	697
5.7% 5/15/18	10,139	11,976
6.4% 3/1/40	2,111	2,696
6.45% 3/15/37	1,033	1,288
COX Communications, Inc. 4.625% 6/1/13	2,632	2,759
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,813
6.35% 6/1/40	3,224	4,054
DISH DBS Corp. 6.75% 6/1/21	3,515	3,893
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Gray Television, Inc. 10.5% 6/29/15	$ 990	$ 1,044
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (h)	480	518
Lamar Media Corp.:
5.875% 2/1/22 (h)	525	534
7.875% 4/15/18	1,400	1,540
National CineMedia LLC 7.875% 7/15/21	1,380	1,452
NBCUniversal Media LLC:
3.65% 4/30/15	4,663	5,002
5.15% 4/30/20	4,917	5,684
6.4% 4/30/40	4,249	5,316
News America Holdings, Inc. 7.75% 12/1/45	6,533	7,855
News America, Inc.:
6.15% 3/1/37	883	1,017
6.15% 2/15/41	2,701	3,208
Nexstar Broadcasting, Inc.:
7% 1/15/14	1,977	1,975
7% 1/15/14 pay-in-kind	6,023	6,015
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,513
11.5% 5/1/16	1,947	2,254
11.625% 2/1/14	1,171	1,363
Radio One, Inc. 15% 5/24/16 pay-in-kind (m)	4,466	3,199
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	492
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,527
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,301
5.85% 5/1/17	2,500	2,942
6.2% 7/1/13	2,154	2,307
6.75% 7/1/18	1,087	1,336
Time Warner, Inc.:
3.15% 7/15/15	362	384
5.375% 10/15/41	1,539	1,705
5.875% 11/15/16	3,112	3,680
6.2% 3/15/40	2,618	3,104
6.5% 11/15/36	2,633	3,213
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	$ 1,250	$ 1,277
Videotron Ltd. 9.125% 4/15/18	5,565	6,184
		150,341
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	605
Claire's Escrow II Corp. 9% 3/15/19 (h)	3,560	3,667
Claire's Stores, Inc. 9% 3/15/19 (h)(j)	1,415	1,457
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,594
Sonic Automotive, Inc. 9% 3/15/18	1,000	1,075
Staples, Inc. 7.375% 10/1/12	757	785
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,157
		16,340
Textiles, Apparel & Luxury Goods - 0.0%
Polymer Group, Inc. 7.75% 2/1/19	605	646
TOTAL CONSUMER DISCRETIONARY		254,132
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 2.5% 3/26/13	1,969	2,010
Diageo Capital PLC 5.2% 1/30/13	3,201	3,338
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	3,003
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,867
5.875% 1/15/36	4,509	4,584
6.375% 6/15/14	446	492
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)	4,522	4,715
		20,009
Food & Staples Retailing - 0.1%
Grifols, Inc. 8.25% 2/1/18	1,900	2,062
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,428
10.375% 7/15/16	5,420	5,786
		20,276
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	494
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20	$ 5,528	$ 6,444
6.5% 8/11/17	6,561	7,964
6.75% 2/19/14	318	353
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,280	1,363
		16,618
Personal Products - 0.0%
Prestige Brands, Inc. 8.125% 2/1/20 (h)	220	239
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	446	501
9.7% 11/10/18	14,772	20,108
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,271
7.25% 6/15/37	6,101	7,317
		31,197
TOTAL CONSUMER STAPLES		88,339
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20	320	338
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,340	5,730
5.35% 3/15/20 (h)	5,028	5,551
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,645
5% 10/1/21	2,280	2,380
6.5% 4/1/20	1,008	1,123
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	6,620	5,945
Forbes Energy Services Ltd. 9% 6/15/19	1,385	1,364
Noble Holding International Ltd. 3.45% 8/1/15	863	903
Oil States International, Inc. 6.5% 6/1/19	1,420	1,527
Precision Drilling Corp.:
6.5% 12/15/21 (h)	315	336
6.625% 11/15/20	1,580	1,691
Pride International, Inc. 6.875% 8/15/20	1,355	1,673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.:
5.05% 12/15/16	$ 3,719	$ 4,069
6.375% 12/15/21	4,911	5,794
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,699
5.15% 3/15/13	2,110	2,183
		47,951
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,692
6.25% 6/1/21	1,675	1,633
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	768
6.375% 9/15/17	9,475	11,375
ATP Oil & Gas Corp. 11.875% 5/1/15	9,495	6,172
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	1,300	1,359
Canadian Natural Resources Ltd.:
5.15% 2/1/13	1,519	1,581
5.7% 5/15/17	392	469
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (h)	860	869
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,244
Duke Capital LLC 6.25% 2/15/13	589	618
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,229
6.45% 11/3/36 (h)	3,753	4,179
El Paso Natural Gas Co. 5.95% 4/15/17	867	963
Enbridge Energy Partners LP 4.2% 9/15/21	6,329	6,753
Encana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,906
Enterprise Products Operating LP:
5.6% 10/15/14	660	727
5.65% 4/1/13	410	430
EQT Corp. 4.875% 11/15/21	2,505	2,562
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,801
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	$ 3,581	$ 3,641
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	349
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	1,325	1,408
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,850
6.5% 5/15/19 (h)	1,820	1,856
Marathon Petroleum Corp. 5.125% 3/1/21	3,001	3,258
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,181
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	3,022
6.85% 1/15/40 (h)	2,906	3,846
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,977
Nexen, Inc.:
5.2% 3/10/15	842	914
5.875% 3/10/35	2,365	2,550
6.2% 7/30/19	825	980
6.4% 5/15/37	1,415	1,620
NGPL PipeCo LLC 6.514% 12/15/12 (h)	1,076	1,039
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,167
5.375% 1/27/21	3,791	4,076
5.75% 1/20/20	10,403	11,443
6.75% 1/27/41	3,415	3,967
7.875% 3/15/19	5,564	6,844
Petroleos Mexicanos:
4.875% 1/24/22 (h)	2,315	2,419
5.5% 1/21/21	5,342	5,855
6% 3/5/20	879	1,000
6.5% 6/2/41 (h)	7,225	8,146
Petroleum Development Corp. 12% 2/15/18	4,240	4,622
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	137	145
4.25% 9/1/12	663	673
5% 2/1/21	2,537	2,853
6.125% 1/15/17	1,880	2,168
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	2,588	2,627
5.5% 9/30/14 (h)	3,880	4,166
5.832% 9/30/16 (h)	966	1,038
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III: - continued
6.332% 9/30/27 (h)	$ 5,710	$ 6,368
6.75% 9/30/19 (h)	2,367	2,805
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	2,550	2,767
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,572
Schlumberger Investment SA 3.3% 9/14/21 (h)	3,644	3,761
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,919
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	532
Spectra Energy Capital, LLC 5.65% 3/1/20	421	481
Spectra Energy Partners, LP:
2.95% 6/15/16	938	955
4.6% 6/15/21	1,227	1,295
Suncor Energy, Inc.:
6.1% 6/1/18	7,256	8,853
6.85% 6/1/39	6,550	8,869
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	3,083
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	760	792
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,099
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,578
Western Gas Partners LP 5.375% 6/1/21	5,617	5,994
XTO Energy, Inc.:
4.9% 2/1/14	364	392
5% 1/31/15	1,031	1,153
5.65% 4/1/16	707	834
		215,132
TOTAL ENERGY		263,083
FINANCIALS - 3.5%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	3,483	3,488
5.75% 1/24/22	9,171	9,570
5.95% 1/18/18	3,697	3,996
6% 6/15/20	1,200	1,275
6.15% 4/1/18	1,544	1,674
6.75% 10/1/37	4,509	4,511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 7,545	$ 7,583
Lazard Group LLC:
6.85% 6/15/17	3,573	3,884
7.125% 5/15/15	1,276	1,375
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	2,358	2,247
6.4% 8/28/17	3,463	3,647
Morgan Stanley:
4.75% 4/1/14	2,291	2,318
5.5% 7/28/21	3,127	3,097
5.625% 9/23/19	1,659	1,658
5.75% 1/25/21	4,000	3,964
6% 4/28/15	1,932	2,035
6.625% 4/1/18	1,161	1,231
7.3% 5/13/19	4,941	5,332
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,765	1,024
		63,909
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	14,442	14,682
CIT Group, Inc.:
4.75% 2/15/15 (h)	4,790	4,862
5.5% 2/15/19 (h)	9,490	9,692
7% 5/4/15 (h)	14,250	14,286
7% 5/1/16	0 *	0 *
7% 5/1/17	1	1
7% 5/2/17 (h)	16,669	16,680
Credit Suisse New York Branch 6% 2/15/18	10,887	11,468
Discover Bank:
7% 4/15/20	3,410	3,865
8.7% 11/18/19	1,651	1,987
Fifth Third Bancorp:
4.5% 6/1/18	418	433
8.25% 3/1/38	3,116	3,991
Fifth Third Bank 4.75% 2/1/15	680	717
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	3,315	3,290
HBOS PLC 6.75% 5/21/18 (h)	408	367
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,542
JPMorgan Chase Bank 6% 10/1/17	1,942	2,179
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 1,877	$ 2,062
5.8% 7/1/14	4,250	4,599
KeyCorp. 5.1% 3/24/21	2,604	2,830
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,615
5% 1/17/17	6,619	7,068
5.25% 9/4/12	1,524	1,557
Regions Bank:
6.45% 6/26/37	4,710	4,333
7.5% 5/15/18	2,851	3,108
Regions Financial Corp.:
0.7438% 6/26/12 (m)	461	461
5.75% 6/15/15	996	1,018
7.75% 11/10/14	4,550	4,858
UnionBanCal Corp. 5.25% 12/16/13	614	636
Wachovia Bank NA:
4.8% 11/1/14	509	548
4.875% 2/1/15	1,305	1,412
Wachovia Corp.:
5.625% 10/15/16	3,151	3,542
5.75% 6/15/17	1,728	2,008
Wells Fargo & Co.:
3.625% 4/15/15	3,029	3,246
3.676% 6/15/16	2,210	2,368
		138,311
Consumer Finance - 0.6%
Ally Financial, Inc.:
5.5% 2/15/17	2,125	2,136
6.25% 12/1/17	1,800	1,863
6.75% 12/1/14	2,355	2,479
8% 12/31/18	5,795	6,215
8% 11/1/31	19,161	21,317
Discover Financial Services:
6.45% 6/12/17	9,507	10,436
10.25% 7/15/19	797	1,016
Ford Motor Credit Co. LLC:
4.25% 2/3/17	8,050	8,279
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.75% 2/1/21	$ 4,470	$ 4,995
5.875% 8/2/21	4,160	4,641
8.125% 1/15/20	5,000	6,233
General Electric Capital Corp.:
2.25% 11/9/15	4,296	4,419
2.95% 5/9/16	1,152	1,205
3.5% 6/29/15	1,191	1,269
5.625% 9/15/17	17,812	20,538
General Motors Acceptance Corp. 8% 11/1/31	2,400	2,601
HSBC Finance Corp. 5.9% 6/19/12	789	800
SLM Corp.:
7.25% 1/25/22	1,380	1,446
8% 3/25/20	1,505	1,652
8.45% 6/15/18	7,220	8,086
		111,626
Diversified Financial Services - 0.8%
Bank of America Corp.
5.65% 5/1/18	3,745	3,886
5.75% 12/1/17	6,120	6,408
7.375% 5/15/14	26	28
BP Capital Markets PLC:
3.125% 10/1/15	894	957
3.625% 5/8/14	5,608	5,936
4.5% 10/1/20	888	1,002
4.742% 3/11/21	4,210	4,850
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,448
Capital One Capital V 10.25% 8/15/39	3,798	3,959
CEVA Group PLC 8.375% 12/1/17 (h)	8,255	8,255
CIT Group, Inc. 6.625% 4/1/18 (h)	3,445	3,729
Citigroup, Inc.:
3.953% 6/15/16	5,674	5,866
4.5% 1/14/22	2,787	2,862
4.75% 5/19/15	9,415	9,977
5.875% 1/30/42	2,183	2,321
6.5% 8/19/13	14,217	15,065
General Motors Financial Co., Inc. 6.75% 6/1/18	6,765	7,205
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	7,987
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16	$ 7,615	$ 7,842
4.35% 8/15/21	6,611	6,934
4.5% 1/24/22	9,908	10,524
5.4% 1/6/42	2,711	2,924
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,073
Offshore Group Investment Ltd. 11.5% 8/1/15	3,545	3,953
TECO Finance, Inc.:
4% 3/15/16	1,242	1,314
5.15% 3/15/20	1,894	2,128
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	3,635	4,217
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	5,000	5,138
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)	7,373	6,484
WM Finance Corp. 9.5% 6/15/16 (h)	515	563
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(m)	961	937
		155,772
Insurance - 0.5%
Allstate Corp. 5.2% 1/15/42	1,434	1,569
American International Group, Inc. 4.875% 9/15/16	3,956	4,161
Aon Corp.:
3.125% 5/27/16	3,111	3,211
3.5% 9/30/15	2,415	2,525
5% 9/30/20	1,822	2,040
6.25% 9/30/40	1,570	1,952
Assurant, Inc. 5.625% 2/15/14	1,772	1,876
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	350
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)	1,381	1,371
Hartford Financial Services Group, Inc. 5.375% 3/15/17	265	276
HUB International Holdings, Inc. 9% 12/15/14 (h)	3,710	3,766
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,049
6.5% 3/15/35 (h)	1,064	1,117
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,577
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	$ 2,993	$ 3,178
MetLife, Inc.:
5% 6/15/15	686	760
5.875% 2/6/41	2,200	2,689
6.75% 6/1/16	3,874	4,637
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	329	343
5.125% 6/10/14 (h)	3,462	3,737
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,127
New York Life Insurance Co. 6.75% 11/15/39 (h)	2,164	2,849
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,423
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,314
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,836
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,643
4.5% 11/16/21	4,000	4,289
5.15% 1/15/13	2,369	2,456
5.8% 11/16/41	4,187	4,678
6.2% 11/15/40	2,076	2,385
7.375% 6/15/19	1,880	2,326
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	4,794
Unum Group:
5.625% 9/15/20	2,719	2,888
7.125% 9/30/16	803	919
USI Holdings Corp. 4.3776% 11/15/14 (h)(m)	2,920	2,708
		96,819
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,614	1,633
AvalonBay Communities, Inc. 4.95% 3/15/13	216	223
BRE Properties, Inc. 5.5% 3/15/17	903	989
Camden Property Trust:
5.375% 12/15/13	2,150	2,240
5.875% 11/30/12	395	405
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,162	4,272
5.375% 10/15/12	2,926	2,954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 3,456	$ 3,884
Duke Realty LP:
4.625% 5/15/13	741	765
5.875% 8/15/12	71	72
Equity One, Inc.:
5.375% 10/15/15	672	710
6% 9/15/17	522	561
6.25% 12/15/14	924	998
6.25% 1/15/17	291	315
Federal Realty Investment Trust:
5.4% 12/1/13	257	271
5.9% 4/1/20	1,287	1,451
6% 7/15/12	2,719	2,762
6.2% 1/15/17	365	413
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,298
6.25% 6/15/17	726	775
6.65% 1/15/18	490	527
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,885	2,045
7% 1/15/16	4,090	4,182
Washington (REIT) 5.25% 1/15/14	440	461
		34,206
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	1,520	1,567
BioMed Realty LP:
3.85% 4/15/16	5,000	5,145
6.125% 4/15/20	1,703	1,911
Brandywine Operating Partnership LP:
5.7% 5/1/17	119	124
5.75% 4/1/12	1,747	1,750
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	956
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,572
5.25% 3/15/21	2,876	3,028
Duke Realty LP:
5.4% 8/15/14	596	636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 2,930	$ 3,109
6.75% 3/15/20	517	601
8.25% 8/15/19	1,710	2,126
ERP Operating LP:
4.625% 12/15/21	10,720	11,482
4.75% 7/15/20	3,638	3,902
5.5% 10/1/12	279	286
5.75% 6/15/17	1,446	1,645
Liberty Property LP:
4.75% 10/1/20	5,547	5,732
5.125% 3/2/15	951	1,008
5.5% 12/15/16	1,396	1,529
Mack-Cali Realty LP 7.75% 8/15/19	957	1,167
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,328
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,733
5.5% 1/15/14 (h)	644	659
5.7% 4/15/17 (h)	1,572	1,612
Realogy Corp.:
7.625% 1/15/20 (h)	1,815	1,876
7.875% 2/15/19 (h)	1,005	977
9% 1/15/20 (h)	1,170	1,185
11.5% 4/15/17	4,960	4,464
Regency Centers LP:
4.95% 4/15/14	360	377
5.25% 8/1/15	1,257	1,353
5.875% 6/15/17	639	714
Simon Property Group LP:
2.8% 1/30/17	1,223	1,272
4.125% 12/1/21	3,422	3,696
4.2% 2/1/15	1,785	1,904
6.75% 5/15/14	4,302	4,738
Tanger Properties LP:
6.125% 6/1/20	6,424	7,315
6.15% 11/15/15	873	979
		87,458
TOTAL FINANCIALS		688,101
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - 0.6%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	$ 5,700	$ 5,953
Celgene Corp. 2.45% 10/15/15	838	861
		6,814
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	1,235	1,263
Teleflex, Inc. 6.875% 6/1/19	1,665	1,794
		3,057
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (h)	5,636	6,052
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,168
6.3% 8/15/14	2,132	2,333
DaVita, Inc. 6.625% 11/1/20	1,555	1,664
Express Scripts, Inc.:
3.125% 5/15/16	4,847	5,011
6.25% 6/15/14	1,491	1,642
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	737
HCA Holdings, Inc. 7.75% 5/15/21	13,495	14,170
HCA, Inc.:
5.875% 3/15/22	5,645	5,779
6.5% 2/15/20	10,450	11,180
7.5% 2/15/22	3,250	3,526
7.875% 2/15/20	4,825	5,320
9.875% 2/15/17	551	603
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	6,465	6,174
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,629
4.125% 9/15/20	3,728	3,870
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Multiplan, Inc. 9.875% 9/1/18 (h)	$ 3,385	$ 3,673
Rotech Healthcare, Inc. 10.5% 3/15/18	960	732
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	896
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	702
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(m)	4,790	4,694
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,255
9.875% 7/1/14	4,690	5,136
10% 5/1/18	5,002	5,827
United Surgical Partners International, Inc. 8.875% 5/1/17	4,745	4,970
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	1,495	1,540
Vanguard Health Systems, Inc. 0% 2/1/16	97	64
		104,347
Health Care Technology - 0.0%
Emdeon, Inc. 11% 12/31/19 (h)	1,760	1,980
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,051
TOTAL HEALTH CARE		117,249
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	824
6.375% 6/1/19 (h)	3,650	4,195
		5,019
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	66	66
9.798% 4/1/21	5,305	5,517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.648% 3/15/19	$ 2,415	$ 2,536
6.9% 7/2/19	638	679
7.339% 4/19/14	1,121	1,138
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	770	819
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,325	1,338
8.36% 1/20/19	1,071	1,088
United Air Lines, Inc. 9.875% 8/1/13 (h)	999	1,044
		14,225
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (h)	1,310	1,428
Commercial Services & Supplies - 0.3%
ADS Tactical, Inc. 11% 4/1/18 (h)	630	652
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(m)	2,045	2,101
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,096
Cenveo Corp. 10.5% 8/15/16 (h)	2,590	2,538
Covanta Holding Corp. 7.25% 12/1/20	1,920	2,048
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,389
5.65% 6/1/14	4,439	4,539
5.75% 5/15/16	1,840	1,858
5.875% 5/1/13	3,460	3,538
6.25% 5/15/19	3,035	3,076
6.625% 11/15/13	8,252	8,520
7.125% 9/1/18 (h)	7,560	8,392
8.25% 12/15/20	3,190	3,541
8.625% 9/15/15	4,640	5,127
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,110
		53,525
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	7,378	8,709
Sequa Corp.:
11.75% 12/1/15 (h)	2,355	2,485
13.5% 12/1/15 pay-in-kind (h)	774	829
		12,023
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	$ 920	$ 973
Navistar International Corp. 8.25% 11/1/21	1,561	1,701
		2,674
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	854
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,380
8.875% 11/1/17	1,420	1,392
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (h)	505	407
		4,033
Road & Rail - 0.0%
Swift Services Holdings, Inc. 10% 11/15/18	1,715	1,869
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	1,788
		3,657
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18	790	891
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (m)	6,686	6,937
		7,828
TOTAL INDUSTRIALS		104,412
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Avaya, Inc.:
7% 4/1/19 (h)	5,405	5,486
10.125% 11/1/15 pay-in-kind (m)	6,798	6,798
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,051
Lucent Technologies, Inc.:
6.45% 3/15/29	16,605	12,786
6.5% 1/15/28	1,110	844
		33,965
Electronic Equipment & Components - 0.0%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,720
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,161
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 3,594	$ 3,704
6.55% 10/1/17	815	963
		11,548
IT Services - 0.1%
Audatex North America, Inc. 6.75% 6/15/18 (h)	1,565	1,635
Ceridian Corp. 11.25% 11/15/15	2,730	2,607
First Data Corp. 7.375% 6/15/19 (h)	5,100	5,138
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,726
		22,106
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	503	536
4.5% 5/15/21	2,031	2,072
5.5% 5/15/12	1,485	1,498
		4,106
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
8.05% 2/1/20	885	876
10.125% 3/15/18 (h)	6,887	7,696
NXP BV/NXP Funding LLC:
3.3215% 10/15/13 (m)	85	85
9.75% 8/1/18 (h)	1,480	1,672
Spansion LLC:
7.875% 11/15/17	1,150	1,127
11.25% 1/15/16 (d)(h)	905	64
Viasystems, Inc. 12% 1/15/15 (h)	2,225	2,397
		13,917
TOTAL INFORMATION TECHNOLOGY		85,642
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	5,119	5,446
4.25% 11/15/20	2,780	2,976
4.85% 8/15/12	3,205	3,262
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
5.25% 11/15/41	$ 2,679	$ 2,946
7.6% 5/15/14	7,168	8,147
Ineos Finance PLC 8.375% 2/15/19 (h)	815	860
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,123
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,175	1,201
Lyondell Chemical Co. 11% 5/1/18	337	369
		28,330
Construction Materials - 0.0%
Cemex Finance LLC 9.5% 12/14/16 (h)	2,950	2,906
Cemex SA de CV 5.5793% 9/30/15 (h)(m)	2,815	2,498
CRH America, Inc. 6% 9/30/16	1,699	1,853
		7,257
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,738	1,634
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	214
9.125% 10/15/20 (h)	65	69
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (h)	690	714
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,249
Owens-Illinois, Inc. 7.8% 5/15/18	350	396
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	2,340	2,387
Sappi Papier Holding AG 6.625% 4/15/21 (h)	375	352
		8,015
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,358
Aperam:
7.375% 4/1/16 (h)	460	444
7.75% 4/1/18 (h)	375	356
ArcelorMittal SA 3.75% 3/1/16	1,466	1,471
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	1,164	1,168
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	881
Calcipar SA 6.875% 5/1/18 (h)	720	706
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	5,672	5,812
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco): - continued
6.375% 11/30/12 (h)	$ 1,179	$ 1,219
Edgen Murray Corp. 12.25% 1/15/15	7,385	7,486
FMG Resources (August 2006) Pty Ltd. 6.375% 2/1/16 (h)	8,300	8,621
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	1,055	1,101
McJunkin Red Man Corp. 9.5% 12/15/16	5,695	6,094
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,395
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	3,789	4,039
Severstal Columbus LLC 10.25% 2/15/18	4,670	5,090
SunCoke Energy, Inc. 7.625% 8/1/19	445	462
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,485
		50,188
Paper & Forest Products - 0.0%
ABI Escrow Corp. 10.25% 10/15/18 (h)	5,290	6,044
Clearwater Paper Corp. 7.125% 11/1/18	485	513
Mercer International, Inc. 9.5% 12/1/17	565	590
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2969% 8/1/14 (m)	1,015	685
		7,832
TOTAL MATERIALS		101,622
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.5% 8/15/15	5,016	5,241
6.3% 1/15/38	5,000	6,168
6.8% 5/15/36	8,428	10,760
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,710
Broadview Networks Holdings, Inc. 11.375% 9/1/12	3,815	3,424
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,462
6.45% 6/15/21	3,391	3,589
7.6% 9/15/39	707	724
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	6,562	6,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Eileme 1 AB 14.25% 8/15/20 (h)	$ 1,995	$ 1,910
Eileme 2 AB 11.625% 1/31/20 (h)	2,095	2,179
Embarq Corp. 7.995% 6/1/36	2,621	2,797
Intelsat Ltd. 11.25% 6/15/16	3,590	3,796
Level 3 Escrow, Inc. 8.125% 7/1/19 (h)	2,575	2,691
Sprint Capital Corp. 6.9% 5/1/19	14,150	12,523
Telefonica Emisiones SAU:
5.134% 4/27/20	713	704
5.462% 2/16/21	3,562	3,582
6.421% 6/20/16	684	737
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,327
6.25% 4/1/37	3,729	4,572
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	1,860	1,814
11.75% 7/15/17 (h)	6,720	6,888
		86,980
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	7,602	7,763
3.625% 3/30/15	999	1,054
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,475	4,352
Crown Castle International Corp. 9% 1/15/15	2,955	3,236
Digicel Group Ltd.:
7% 2/15/20 (h)	275	278
8.875% 1/15/15 (h)	6,915	7,036
12% 4/1/14 (h)	3,990	4,469
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	6,223	7,238
6.35% 3/15/40	1,699	2,001
Intelsat Jackson Holdings SA:
7.25% 4/1/19	7,260	7,605
7.5% 4/1/21	5,500	5,789
9.5% 6/15/16	4,745	4,982
Nextel Communications, Inc.:
5.95% 3/15/14	1,490	1,494
6.875% 10/31/13	7,590	7,618
NII Capital Corp. 7.625% 4/1/21	4,514	4,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp. 9% 11/15/18 (h)	$ 6,595	$ 7,295
Vodafone Group PLC 5% 12/16/13	2,129	2,285
		79,111
TOTAL TELECOMMUNICATION SERVICES		166,091
UTILITIES - 1.0%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	243	275
AmerenUE 6.4% 6/15/17	2,769	3,334
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,078
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,820	4,013
6.4% 9/15/20 (h)	7,884	8,511
Edison International 3.75% 9/15/17	3,169	3,369
Edison Mission Energy 7% 5/15/17	510	342
EDP Finance BV:
4.9% 10/1/19 (h)	645	509
6% 2/2/18 (h)	659	561
Enel Finance International SA 5.7% 1/15/13 (h)	282	289
FirstEnergy Corp. 7.375% 11/15/31	6,718	8,558
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,368
6.05% 8/15/21	4,871	5,551
InterGen NV 9% 6/30/17 (h)	7,015	7,366
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,074
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,564
3.75% 11/15/20	704	715
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	6,092
9.125% 5/1/31	1,745	1,579
Nevada Power Co.:
6.5% 5/15/18	5,100	6,234
6.5% 8/1/18	531	650
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16	3,645	3,982
Pacific Gas & Electric Co. 3.25% 9/15/21	878	906
Pennsylvania Electric Co. 6.05% 9/1/17	450	517
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 3,363	$ 3,407
Progress Energy, Inc. 6% 12/1/39	3,060	3,843
Sierra Pacific Power Co. 5.45% 9/1/13	527	559
		84,246
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	851
7% 5/20/22	1,785	1,839
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	294
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,660	1,712
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	941
		5,637
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18 (h)	1,655	1,688
Calpine Corp. 7.875% 1/15/23 (h)	12,985	14,154
Duke Capital LLC 5.668% 8/15/14	1,905	2,065
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,628
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,448
11% 10/1/21 (h)	6,978	6,769
11.75% 3/1/22 (h)	17,330	17,807
GenOn Energy, Inc.:
9.5% 10/15/18	520	497
9.875% 10/15/20	1,743	1,634
PSEG Power LLC 2.75% 9/15/16	1,379	1,401
The AES Corp.:
7.375% 7/1/21 (h)	1,580	1,801
7.75% 10/15/15	4,660	5,266
TXU Corp.:
6.5% 11/15/24	3,915	1,899
6.55% 11/15/34	2,965	1,401
		69,458
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,346
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.8793% 9/30/66 (m)	$ 13,469	$ 11,465
7.5% 6/30/66 (m)	1,102	1,165
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,592
6.5% 9/15/37	1,418	1,834
National Grid PLC 6.3% 8/1/16	376	437
NiSource Finance Corp.:
4.45% 12/1/21	2,313	2,449
5.25% 9/15/17	497	553
5.4% 7/15/14	1,249	1,362
5.45% 9/15/20	598	675
5.8% 2/1/42	3,125	3,334
5.95% 6/15/41	5,667	6,374
6.25% 12/15/40	1,190	1,367
6.4% 3/15/18	1,230	1,453
6.8% 1/15/19	2,710	3,249
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	2,776	2,845
		43,500
TOTAL UTILITIES		202,841
TOTAL NONCONVERTIBLE BONDS		2,071,512
TOTAL CORPORATE BONDS (Cost $1,943,495)		2,095,265
U.S. Government and Government Agency Obligations - 9.3%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 3.875% 2/15/21	28,100	31,900
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	39,376	54,068
2.125% 2/15/41	41,973	57,909
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		111,977
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds:
3.125% 2/15/42	$ 43,760	$ 43,979
3.75% 8/15/41	41,060	46,475
4.375% 5/15/41	105,786	132,927
U.S. Treasury Notes:
0.25% 1/31/14	38,510	38,475
0.25% 2/28/14	82,684	82,600
0.25% 9/15/14	38,209	38,078
0.5% 8/15/14	71,220	71,443
0.625% 1/31/13	100,000	100,395
0.625% 7/15/14	487,444	490,491
0.75% 6/15/14	53,647	54,142
0.875% 2/28/17	40,945	40,951
1.375% 2/28/19	19,170	19,143
2% 11/15/21	59,053	59,330
2% 2/15/22	28,145	28,193
3.125% 4/30/17	167,670	186,363
3.125% 5/15/21 (k)	226,483	251,378
TOTAL U.S. TREASURY OBLIGATIONS		1,684,363
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,735,049)		1,828,240
U.S. Government Agency - Mortgage Securities - 5.8%

Fannie Mae - 4.1%
2.303% 6/1/36 (m)	147	156
2.635% 7/1/37 (m)	451	481
3% 3/1/27 (j)	11,000	11,416
3.5% 1/1/26 to 9/1/26	488	516
3.5% 3/1/42 (j)	79,400	82,069
3.5% 3/1/42 (j)	25,000	25,840
3.5% 3/1/42 (j)	29,600	30,595
3.5% 3/1/42 (j)	4,900	5,065
3.5% 3/1/42 (j)	51,000	52,714
3.5% 3/1/42 (j)	21,400	22,119
4% 4/1/24 to 11/1/41	74,739	79,192
4% 9/1/41	163	172
4% 10/1/41	9,309	9,846
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 4/1/18 to 11/1/41	$ 134,667	$ 144,720
4.5% 3/1/27 (j)	9,000	9,630
4.5% 3/1/42 (j)	10,800	11,510
5% 12/1/25 to 5/1/40	55,758	60,244
5% 3/1/42 (j)	23,500	25,379
5% 3/1/42 (j)	4,800	5,184
5% 3/1/42 (j)	5,000	5,400
5.5% 6/1/33 to 3/1/40	75,089	81,925
5.5% 3/1/42 (j)	13,300	14,491
6% 6/1/35 to 4/1/40	108,876	119,794
TOTAL FANNIE MAE		798,458
Freddie Mac - 0.9%
3.149% 10/1/35 (m)	213	227
4% 12/1/40 to 11/1/41	14,113	14,982
4% 3/1/42 (j)	19,000	19,931
4.5% 5/1/39 to 10/1/41	50,945	54,394
4.5% 3/1/42 (j)	13,200	14,022
5% 3/1/19 to 12/1/40	52,160	56,342
5.5% 5/1/27 to 1/1/40	18,725	20,307
6% 7/1/37 to 8/1/37	1,194	1,318
6.5% 3/1/36	3,639	4,099
TOTAL FREDDIE MAC		185,622
Ginnie Mae - 0.8%
3.5% 11/15/41 to 2/15/42	14,599	15,327
4% 1/15/25 to 12/15/41	25,759	27,823
4% 3/1/42 (j)	9,800	10,554
4.5% 5/15/39 to 3/20/41	39,706	43,397
4.5% 3/1/42 (j)	1,000	1,090
5% 3/15/39 to 9/15/41	26,535	29,407
5% 3/1/42 (j)	1,200	1,325
5% 3/1/42 (j)	5,000	5,523
5.5% 12/15/38 to 9/15/39	2,008	2,237
6% 2/15/34 to 9/20/38	10,722	12,092
TOTAL GINNIE MAE		148,775
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,120,883)		1,132,855
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.714% 4/25/35 (m)	$ 916	$ 495
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.894% 3/25/34 (m)	314	220
Series 2005-HE2 Class M2, 0.694% 4/25/35 (m)	81	79
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	472	5
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (h)	2,460	2,509
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,623
Series 2011-3 Class A2, 1.81% 5/15/16	4,060	4,114
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.944% 12/25/33 (m)	63	50
Series 2004-R2 Class M3, 0.794% 4/25/34 (m)	101	32
Series 2005-R2 Class M1, 0.694% 4/25/35 (m)	1,567	1,361
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0563% 3/25/34 (m)	36	26
Series 2004-W11 Class M2, 0.944% 11/25/34 (m)	426	303
Series 2004-W7 Class M1, 0.794% 5/25/34 (m)	1,108	793
Series 2006-W4 Class A2C, 0.404% 5/25/36 (m)	1,005	246
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.069% 4/25/34 (m)	1,922	1,303
Series 2006-HE2 Class M1, 0.614% 3/25/36 (m)	83	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.181% 4/4/17 (d)(h)(m)	4,820	0
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5838% 12/25/24 (m)	1,063	937
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	403	405
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6955% 7/20/39 (h)(m)	210	157
Class B, 0.9955% 7/20/39 (h)(m)	200	82
Class C, 1.3455% 7/20/39 (h)(m)	258	6
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.384% 12/25/36 (m)	1,368	433
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,384
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.514% 10/25/35 (m)	902	891
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.304% 6/25/47 (m)	8	8
Series 2007-4 Class A1A, 0.3963% 9/25/37 (m)	189	184
Series 2007-5 Class 2A1, 0.344% 9/25/47 (m)	1,255	1,246
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	$ 251	$ 0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.214% 4/25/34 (m)	121	53
Series 2004-4 Class M2, 1.039% 6/25/34 (m)	446	202
Series 2005-3 Class MV1, 0.664% 8/25/35 (m)	166	164
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7513% 5/28/35 (m)	30	19
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.419% 8/25/34 (m)	221	129
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.069% 3/25/34 (m)	17	2
Series 2006-FF14 Class A2, 0.304% 10/25/36 (m)	580	568
Ford Credit Automobile Lease Trust Series 2012-A Class A4, 1.03% 4/15/15	7,710	7,708
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,038
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.734% 1/25/35 (m)	720	227
Class M4, 0.924% 1/25/35 (m)	276	63
Series 2006-D Class M1, 0.474% 11/25/36 (m)	48	0 *
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (h)(m)	2,160	756
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	615	566
GE Business Loan Trust:
Series 2003-1 Class A, 0.6785% 4/15/31 (h)(m)	162	152
Series 2006-2A:
Class A, 0.4285% 11/15/34 (h)(m)	1,103	913
Class B, 0.5285% 11/15/34 (h)(m)	399	257
Class C, 0.6285% 11/15/34 (h)(m)	662	328
Class D, 0.9985% 11/15/34 (h)(m)	252	56
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9738% 6/25/42 (m)	377	288
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.644% 9/25/46 (h)(m)	23	23
Class C, 0.794% 9/25/46 (h)(m)	1,159	591
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.564% 8/25/33 (m)	273	186
Series 2003-3 Class M1, 1.534% 8/25/33 (m)	530	382
Series 2003-5 Class A2, 0.944% 12/25/33 (m)	25	18
Series 2005-5 Class 2A2, 0.494% 11/25/35 (m)	5	5
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.469% 4/25/36 (m)	$ 295	$ 293
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.434% 1/25/37 (m)	1,137	331
Hyundai Automobile Receivables Trust Series 2012-A Class A4, 1.27% 12/15/16	8,170	8,169
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.544% 7/25/36 (m)	2,497	48
Series 2007-CH1 Class AV4, 0.374% 11/25/36 (m)	1,136	939
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.9038% 12/27/29 (m)	451	396
Series 2006-A Class 2C, 1.7238% 3/27/42 (m)	2,016	540
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.324% 6/25/34 (m)	64	38
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	8	8
Class C, 5.691% 10/20/28 (h)	4	4
Class D, 6.01% 10/20/28 (h)	41	41
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.544% 5/25/37 (m)	596	10
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.994% 7/25/34 (m)	117	72
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.219% 7/25/34 (m)	403	270
Series 2006-FM1 Class A2B, 0.354% 4/25/37 (m)	1,249	928
Series 2006-OPT1 Class A1A, 0.504% 6/25/35 (m)	2,147	1,605
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.584% 8/25/34 (m)	44	33
Series 2005-NC1 Class M1, 0.684% 1/25/35 (m)	303	192
Series 2005-NC2 Class B1, 1.414% 3/25/35 (m)	316	40
Series 2007-HE2 Class M1, 0.494% 1/25/37 (m)	1,602	5
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,137	77
Series 2006-4 Class D, 1.344% 5/25/32 (m)	1,544	3
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)	1,101	18
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)	903	20
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.754% 9/25/35 (m)	1,083	461
Ocala Funding LLC:
Series 2005-1A Class A, 1.7455% 3/20/10 (d)(h)(m)	429	0
Series 2006-1A Class A, 1.6455% 3/20/11 (d)(h)(m)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.334% 5/25/37 (m)	12	12
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust: - continued
Series 2007-6 Class 2A1, 0.304% 7/25/37 (m)	$ 64	$ 63
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.494% 9/25/34 (m)	405	171
Class M4, 1.694% 9/25/34 (m)	519	113
Series 2005-WCH1 Class M4, 1.074% 1/25/36 (m)	1,120	499
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.044% 4/25/33 (m)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.039% 3/25/35 (m)	1,014	618
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4309% 3/20/19 (FGIC Insured) (h)(m)	405	388
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4963% 6/15/33 (m)	965	438
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.969% 9/25/34 (m)	49	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	399	412
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.104% 9/25/34 (m)	22	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1425% 4/6/42 (h)(m)	1,501	45
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (h)(m)	1,358	720
TOTAL ASSET-BACKED SECURITIES (Cost $68,373)		66,642
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9431% 10/25/36 (h)(m)(o)	29,051	1,389
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.804% 1/25/35 (m)	1,451	1,101
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,019	224
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7475% 7/16/34 (h)(m)	$ 10	$ 10
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (m)	1,056	972
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.3455% 12/20/54 (m)	142	86
Series 2006-1A Class C2, 1.4455% 12/20/54 (h)(m)	4,917	2,999
Series 2006-2 Class C1, 1.1855% 12/20/54 (m)	4,095	2,498
Series 2006-3 Class C2, 0.7455% 12/20/54 (m)	853	520
Series 2006-4:
Class B1, 0.4255% 12/20/54 (m)	3,154	2,656
Class C1, 1.0055% 12/20/54 (m)	1,928	1,176
Class M1, 0.5855% 12/20/54 (m)	829	632
Series 2007-1:
Class 1C1, 0.8455% 12/20/54 (m)	1,671	1,019
Class 1M1, 0.5455% 12/20/54 (m)	1,114	849
Class 2C1, 1.2055% 12/20/54 (m)	760	464
Class 2M1, 0.7455% 12/20/54 (m)	1,431	1,091
Series 2007-2 Class 2C1, 0.676% 12/17/54 (m)	1,981	1,208
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (m)	326	234
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	1,549	1,631
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.8155% 8/25/36 (m)	1,730	1,305
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	464
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.454% 5/25/47 (m)	627	368
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.414% 2/25/37 (m)	1,121	753
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.534% 7/25/35 (m)	1,517	1,180
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6048% 7/10/35 (h)(m)	948	770
Class B6, 3.1048% 7/10/35 (h)(m)	202	161
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.694% 6/25/33 (h)(m)	204	190
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	44
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (m)	$ 27	$ 20
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3281% 4/25/33 (m)	319	295
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4763% 9/25/36 (m)	2,485	1,895
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,624)		28,204
Commercial Mortgage Securities - 1.5%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0826% 2/14/43 (m)	671	679
Class A3, 7.1326% 2/14/43 (m)	724	737
Class A6, 7.4526% 2/14/43 (m)	1,067	1,088
Class PS1, 1.4363% 2/14/43 (m)(o)	2,441	27
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9028% 5/10/45 (m)	892	952
Series 2006-5:
Class A2, 5.317% 9/10/47	2,993	3,038
Class A3, 5.39% 9/10/47	1,272	1,344
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,946
Series 2007-4 Class A3, 5.9813% 2/10/51 (m)	910	967
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	107
Series 2007-3:
Class A3, 5.8426% 6/10/49 (m)	1,523	1,596
Class A4, 5.8426% 6/10/49 (m)	1,901	2,101
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,251
Series 2004-2:
Class A3, 4.05% 11/10/38	125	127
Class A4, 4.153% 11/10/38	1,157	1,202
Series 2005-1 Class A3, 4.877% 11/10/42	378	378
Series 2007-1 Class A2, 5.381% 1/15/49	1,128	1,127
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	511
Series 2001-PB1:
Class J, 7.166% 5/11/35 (h)	85	85
Class K, 6.15% 5/11/35 (h)	424	413
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	2,833	3,006
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5585% 3/15/22 (h)(m)	$ 392	$ 380
Class D, 0.6085% 3/15/22 (h)(m)	397	385
Class E, 0.6485% 3/15/22 (h)(m)	328	318
Class F, 0.7185% 3/15/22 (h)(m)	467	449
Class G, 0.7785% 3/15/22 (h)(m)	303	285
Series 2006-BIX1:
Class D, 0.4585% 10/15/19 (h)(m)	655	629
Class E, 0.4885% 10/15/19 (h)(m)	663	630
Class F, 0.5585% 10/15/19 (h)(m)	1,987	1,868
Class G, 0.5785% 10/15/19 (h)(m)	935	832
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.094% 12/25/33 (h)(m)	50	35
Series 2004-1:
Class A, 0.604% 4/25/34 (h)(m)	844	680
Class B, 2.144% 4/25/34 (h)(m)	95	55
Class M1, 0.804% 4/25/34 (h)(m)	76	53
Class M2, 1.444% 4/25/34 (h)(m)	70	49
Series 2005-2A:
Class A1, 0.554% 8/25/35 (h)(m)	1,130	737
Class M1, 0.674% 8/25/35 (h)(m)	61	32
Class M2, 0.724% 8/25/35 (h)(m)	101	46
Class M3, 0.744% 8/25/35 (h)(m)	56	22
Series 2005-3A:
Class A2, 0.644% 11/25/35 (h)(m)	408	270
Class M1, 0.684% 11/25/35 (h)(m)	54	31
Class M2, 0.734% 11/25/35 (h)(m)	68	37
Class M3, 0.754% 11/25/35 (h)(m)	61	32
Class M4, 0.844% 11/25/35 (h)(m)	76	37
Series 2005-4A:
Class A2, 0.634% 1/25/36 (h)(m)	1,017	630
Class B1, 1.644% 1/25/36 (h)(m)	88	12
Class M1, 0.694% 1/25/36 (h)(m)	328	142
Class M2, 0.714% 1/25/36 (h)(m)	98	38
Class M3, 0.744% 1/25/36 (h)(m)	144	50
Class M4, 0.854% 1/25/36 (h)(m)	79	25
Class M5, 0.894% 1/25/36 (h)(m)	79	22
Class M6, 0.944% 1/25/36 (h)(m)	84	16
Series 2006-1:
Class A2, 0.604% 4/25/36 (h)(m)	159	110
Class M1, 0.624% 4/25/36 (h)(m)	57	32
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M2, 0.644% 4/25/36 (h)(m)	$ 60	$ 32
Class M3, 0.664% 4/25/36 (h)(m)	52	25
Class M4, 0.764% 4/25/36 (h)(m)	29	13
Class M5, 0.804% 4/25/36 (h)(m)	28	11
Class M6, 0.884% 4/25/36 (h)(m)	57	22
Series 2006-2A:
Class A1, 0.474% 7/25/36 (h)(m)	2,362	1,495
Class A2, 0.524% 7/25/36 (h)(m)	140	84
Class B1, 1.114% 7/25/36 (h)(m)	52	6
Class B3, 2.944% 7/25/36 (h)(m)	79	3
Class M1, 0.554% 7/25/36 (h)(m)	147	59
Class M2, 0.574% 7/25/36 (h)(m)	104	37
Class M3, 0.594% 7/25/36 (h)(m)	86	28
Class M4, 0.664% 7/25/36 (h)(m)	58	17
Class M5, 0.714% 7/25/36 (h)(m)	71	18
Class M6, 0.784% 7/25/36 (h)(m)	107	17
Series 2006-3A:
Class B1, 1.044% 10/25/36 (h)(m)	102	2
Class M4, 0.674% 10/25/36 (h)(m)	114	11
Class M5, 0.724% 10/25/36 (h)(m)	137	10
Class M6, 0.804% 10/25/36 (h)(m)	268	12
Series 2006-4A:
Class A1, 0.474% 12/25/36 (h)(m)	582	385
Class A2, 0.514% 12/25/36 (h)(m)	2,846	1,451
Class B1, 0.944% 12/25/36 (h)(m)	91	8
Class B2, 1.494% 12/25/36 (h)(m)	93	6
Class B3, 2.694% 12/25/36 (h)(m)	57	1
Class M1, 0.534% 12/25/36 (h)(m)	189	72
Class M2, 0.554% 12/25/36 (h)(m)	126	42
Class M3, 0.584% 12/25/36 (h)(m)	128	37
Class M4, 0.644% 12/25/36 (h)(m)	153	35
Class M5, 0.684% 12/25/36 (h)(m)	141	23
Class M6, 0.764% 12/25/36 (h)(m)	126	15
Series 2007-1:
Class A2, 0.514% 3/25/37 (h)(m)	594	285
Class B1, 0.914% 3/25/37 (h)(m)	190	14
Class B2, 1.394% 3/25/37 (h)(m)	122	5
Class M1, 0.514% 3/25/37 (h)(m)	167	54
Class M2, 0.534% 3/25/37 (h)(m)	125	32
Class M3, 0.564% 3/25/37 (h)(m)	111	22
Class M4, 0.614% 3/25/37 (h)(m)	90	13
Class M5, 0.664% 3/25/37 (h)(m)	139	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M6, 0.744% 3/25/37 (h)(m)	$ 195	$ 20
Series 2007-2A:
Class A1, 0.514% 7/25/37 (h)(m)	556	287
Class A2, 0.564% 7/25/37 (h)(m)	521	182
Class B1, 1.844% 7/25/37 (h)(m)	161	6
Class B2, 2.494% 7/25/37 (h)(m)	52	3
Class M1, 0.614% 7/25/37 (h)(m)	183	28
Class M2, 0.654% 7/25/37 (h)(m)	100	11
Class M3, 0.734% 7/25/37 (h)(m)	101	9
Class M4, 0.894% 7/25/37 (h)(m)	200	16
Class M5, 0.994% 7/25/37 (h)(m)	177	12
Class M6, 1.244% 7/25/37 (h)(m)	224	12
Series 2007-3:
Class A2, 0.534% 7/25/37 (h)(m)	609	260
Class B1, 1.194% 7/25/37 (h)(m)	136	11
Class B2, 1.844% 7/25/37 (h)(m)	339	18
Class B3, 4.244% 7/25/37 (h)(m)	42	1
Class M1, 0.554% 7/25/37 (h)(m)	121	40
Class M2, 0.584% 7/25/37 (h)(m)	130	35
Class M3, 0.614% 7/25/37 (h)(m)	203	45
Class M4, 0.744% 7/25/37 (h)(m)	320	56
Class M5, 0.844% 7/25/37 (h)(m)	167	22
Class M6, 1.044% 7/25/37 (h)(m)	127	14
Series 2007-4A:
Class B1, 2.794% 9/25/37 (h)(m)	137	5
Class M1, 1.194% 9/25/37 (h)(m)	206	18
Class M2, 1.294% 9/25/37 (h)(m)	206	13
Class M4, 1.844% 9/25/37 (h)(m)	526	23
Class M5, 1.994% 9/25/37 (h)(m)	526	17
Class M6, 2.194% 9/25/37 (h)(m)	526	11
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(o)	1,706	62
Series 2007-5A, Class IO, 4.1484% 10/25/37 (h)(m)(o)	4,223	400
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8985% 3/15/19 (h)(m)	317	304
Class J, 1.0985% 3/15/19 (h)(m)	309	266
Series 2007-BBA8:
Class D, 0.4985% 3/15/22 (h)(m)	452	388
Class E, 0.5485% 3/15/22 (h)(m)	2,347	1,990
Class F, 0.5985% 3/15/22 (h)(m)	1,440	1,192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6485% 3/15/22 (h)(m)	$ 369	$ 302
Class H, 0.7985% 3/15/22 (h)(m)	452	361
Class J, 0.9485% 3/15/22 (h)(m)	452	352
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	48	48
Series 2004-PWR3 Class A3, 4.487% 2/11/41	269	274
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,839
Series 2007-PW16:
Class A4, 5.9038% 6/11/40 (m)	534	613
Class AAB, 5.9038% 6/11/40 (m)	4,740	5,162
Series 2007-PW18:
Class A2, 5.613% 6/11/50	284	295
Class A4, 5.7% 6/11/50	4,380	5,029
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,362
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (h)(m)(o)	9,603	114
Series 2006-T22 Class A4, 5.7044% 4/12/38 (m)	114	130
Series 2006-T24 Class X2, 0.6237% 10/12/41 (h)(m)(o)	2,380	18
Series 2007-PW18 Class X2, 0.4796% 6/11/50 (h)(m)(o)	64,191	719
Series 2007-T28 Class X2, 0.3272% 9/11/42 (h)(m)(o)	34,536	226
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(m)	492	250
C-BASS Trust floater Series 2006-SC1 Class A, 0.514% 5/25/36 (h)(m)	555	457
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,118
Class XCL, 1.5913% 5/15/35 (h)(m)(o)	3,748	88
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5835% 8/15/21 (h)(m)	191	182
Class H, 0.6235% 8/15/21 (h)(m)	324	303
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	7,164
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (h)	1,351	1,288
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	833	833
Class A2, 5.8853% 12/10/49 (m)	1,210	1,220
Class A4, 5.8853% 12/10/49 (m)	3,035	3,492
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2008-C7 Class A2B, 6.2764% 12/10/49 (m)	$ 860	$ 885
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	4,053	4,448
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	949
Class C, 5.476% 12/11/49	1,717	492
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (m)	912	979
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	164
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7985% 4/15/17 (h)(m)	59	57
Class H, 0.8685% 4/15/17 (h)(m)	130	112
Class J, 1.0985% 4/15/17 (h)(m)	100	70
Series 2005-FL11:
Class C, 0.5485% 11/15/17 (h)(m)	696	640
Class D, 0.5885% 11/15/17 (h)(m)	36	33
Class E, 0.6385% 11/15/17 (h)(m)	128	116
Class F, 0.6985% 11/15/17 (h)(m)	141	126
Class G, 0.7485% 11/15/17 (h)(m)	98	86
Series 2006-CN2A:
Class A2FL, 0.4825% 2/5/19 (h)(m)	1,390	1,315
Class AJFL, 0.5225% 2/5/19 (m)	640	620
Series 2006-FL12 Class AJ, 0.3785% 12/15/20 (h)(m)	1,300	1,165
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,704
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,592	1,548
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,922
Series 2007-C9 Class A4, 6.0069% 12/10/49 (m)	2,018	2,333
Series 2006-C8 Class XP, 0.6566% 12/10/46 (m)(o)	11,656	103
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	7	7
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,222
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	$ 3,306	$ 3,349
Class A3, 5.542% 1/15/49 (m)	1,824	1,986
Series 2007-C3 Class A4, 5.9018% 6/15/39 (m)	549	599
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,158	3,219
Series 2006-C5 Class ASP, 0.8652% 12/15/39 (m)(o)	7,791	94
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	825	904
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5985% 4/15/22 (h)(m)	3,254	2,416
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	47	47
Class A4, 4.75% 1/15/37	425	448
Series 2001-CK6 Class AX, 1.1089% 8/15/36 (m)(o)	355	1
Series 2001-CKN5 Class AX, 1.9203% 9/15/34 (h)(m)(o)	1,432	2
Series 2006-C1 Class A3, 5.5944% 2/15/39 (m)	3,381	3,613
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3985% 2/15/22 (h)(m)	345	310
Class C:
0.4185% 2/15/22 (h)(m)	1,416	1,256
0.5185% 2/15/22 (h)(m)	506	443
Class F, 0.5685% 2/15/22 (h)(m)	1,011	877
Series 2007-C1:
Class ASP, 0.5721% 2/15/40 (m)(o)	14,245	105
Class B, 5.487% 2/15/40 (h)(m)	1,394	209
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (h)	600	605
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,970
Series 2001-1 Class X1, 1.5729% 5/15/33 (h)(m)(o)	1,041	9
Series 2007-C1 Class XP, 0.3493% 12/10/49 (m)(o)	14,530	64
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7314% 5/10/43 (m)(o)	3,163	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4525% 11/5/21 (h)(m)	343	333
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	$ 1,824	$ 1,878
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,944
Series 2006-GG7 Class A3, 6.079% 7/10/38 (m)	1,784	1,784
Series 2007-GG11 Class A1, 0.4565% 12/10/49 (h)(m)(o)	19,348	120
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6325% 6/6/20 (h)(m)	207	197
Class F, 0.7025% 6/6/20 (h)(m)	634	598
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (h)(m)	1,144	1,113
Class D, 2.3636% 3/6/20 (h)(m)	2,144	2,078
Class F, 2.8433% 3/6/20 (h)(m)	94	90
Class G, 3.0177% 3/6/20 (h)(m)	47	45
Class H, 3.5846% 3/6/20 (h)(m)	42	40
Class J, 4.4568% 3/6/20 (h)(m)	60	58
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	220	223
Series 2005-GG4 Class XP, 0.8961% 7/10/39 (h)(m)(o)	13,878	30
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,625	2,667
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	434	437
Series 2007-GG10 Class A2, 5.778% 8/10/45	299	305
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4185% 11/15/18 (h)(m)	501	466
Class C, 0.4585% 11/15/18 (h)(m)	356	321
Class D, 0.4785% 11/15/18 (h)(m)	157	138
Class E, 0.5285% 11/15/18 (h)(m)	226	195
Class F, 0.5785% 11/15/18 (h)(m)	340	289
Class G, 0.6085% 11/15/18 (h)(m)	295	242
Class H, 0.7485% 11/15/18 (h)(m)	226	177
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (m)	2,241	2,320
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	659
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	346	363
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP9:
Class A3, 5.336% 5/15/47	$ 380	$ 418
Series 2007-CB19 Class A4, 5.9303% 2/12/49 (m)	3,198	3,639
Series 2007-LD11 Class A2, 5.9895% 6/15/49 (m)	2,485	2,506
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,716	1,716
Class A3, 5.42% 1/15/49	2,510	2,809
Series 2005-CB13 Class E, 5.5259% 1/12/43 (h)(m)	461	24
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,370	6,500
Series 2006-CB17 Class A3, 5.45% 12/12/43	239	247
Series 2007-CB19:
Class B, 5.9303% 2/12/49 (m)	78	29
Class C, 5.9303% 2/12/49 (m)	204	60
Class D, 5.9303% 2/12/49 (m)	214	30
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	174	44
Class CS, 5.466% 1/15/49 (m)	75	9
Class ES, 5.7445% 1/15/49 (h)(m)	472	25
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (h)	23	24
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1327% 7/15/44 (m)	743	847
Series 1998-C1 Class D, 6.98% 2/18/30	130	132
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1087% 4/25/21 (m)	27	19
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	123	125
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	77	77
Series 2006-C7:
Class A2, 5.3% 11/15/38	548	548
Class A3, 5.347% 11/15/38	679	767
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,091
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,200
Series 2005-C3 Class XCP, 0.9042% 7/15/40 (m)(o)	2,075	4
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (m)(o)	3,889	42
Series 2007-C1 Class XCP, 0.6167% 2/15/40 (m)(o)	1,454	12
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,140	1,291
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 972	$ 1,104
Class XCP, 0.431% 9/15/45 (m)(o)	66,651	484
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4785% 9/15/21 (h)(m)	292	262
Class E, 0.5385% 9/15/21 (h)(m)	1,054	912
Class F, 0.5885% 9/15/21 (h)(m)	868	725
Class G, 0.6085% 9/15/21 (h)(m)	1,714	1,380
Class H, 0.6485% 9/15/21 (h)(m)	442	338
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,621
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3913% 11/12/37 (m)	618	624
Series 2005-LC1 Class F, 5.5568% 1/12/44 (h)(m)	793	443
Series 2006-C1 Class A2, 5.8093% 5/12/39 (m)	846	875
Series 2007-C1 Class A4, 6.0271% 6/12/50 (m)	3,452	3,883
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,216
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4158% 12/12/49 (m)	138	138
sequential payer:
Series 2006-1 Class A3, 5.6568% 2/12/39 (m)	970	986
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	750	796
Series 2007-5:
Class A3, 5.364% 8/12/48	356	365
Class A4, 5.378% 8/12/48	36	39
Class B, 5.479% 8/12/48	2,736	684
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	7,400	8,025
Series 2007-7 Class A4, 5.81% 6/12/50 (m)	3,192	3,452
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	3,574	3,761
Series 2006-4 Class XP, 0.8109% 12/12/49 (m)(o)	14,478	242
Series 2007-6 Class B, 5.635% 3/12/51 (m)	912	285
Series 2007-7 Class B, 5.9345% 6/12/50 (m)	79	7
Series 2007-8 Class A3, 6.1644% 8/12/49 (m)	787	874
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (h)(m)	272	157
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (h)(m)	523	474
Class D, 0.439% 10/15/20 (h)(m)	507	456
Class E, 0.499% 10/15/20 (h)(m)	634	539
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class F, 0.549% 10/15/20 (h)(m)	$ 380	$ 289
Class G, 0.589% 10/15/20 (h)(m)	470	344
Class H, 0.679% 10/15/20 (h)(m)	296	172
Class J, 0.829% 10/15/20 (h)(m)	173	72
Class MHRO, 0.939% 10/15/20 (h)(m)	369	310
Class NHRO, 1.139% 10/15/20 (h)(m)	557	457
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	940	958
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	462	485
Series 2007-IQ13 Class A1, 5.05% 3/15/44	7	7
Series 2006-HQ10 Class X2, 0.6911% 11/12/41 (h)(m)(o)	6,127	25
Series 2006-HQ8 Class A3, 5.6512% 3/12/44 (m)	302	303
Series 2006-IQ11:
Class A3, 5.859% 10/15/42 (m)	682	707
Class A4, 5.895% 10/15/42 (m)	274	309
Series 2006-T23 Class A3, 5.986% 8/12/41 (m)	466	487
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,368	1,500
Class AAB, 5.654% 4/15/49	2,650	2,862
Class B, 5.9063% 4/15/49 (m)	224	61
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	44	44
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5696% 9/15/21 (h)(m)	1,239	970
Class F, 0.6296% 9/15/21 (h)(m)	1,426	1,074
Class G, 0.6496% 9/15/21 (h)(m)	1,351	977
Class J, 0.8896% 9/15/21 (h)(m)	300	136
Series 2007-WHL8:
Class AP1, 0.9485% 6/15/20 (h)(m)	98	88
Class AP2, 1.0485% 6/15/20 (h)(m)	163	144
Class F, 0.7285% 6/15/20 (h)(m)	3,171	2,061
Class LXR1, 0.9485% 6/15/20 (h)(m)	112	91
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	800	806
Series 2003-C8 Class A3, 4.445% 11/15/35	3,286	3,323
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,496
Series 2007-C30:
Class A3, 5.246% 12/15/43	294	300
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A4, 5.305% 12/15/43	$ 268	$ 285
Class A5, 5.342% 12/15/43	10,576	11,520
Series 2007-C31 Class A4, 5.509% 4/15/47	12,061	13,179
Series 2007-C32:
Class A2, 5.9237% 6/15/49 (m)	2,729	2,828
Class A3, 5.9287% 6/15/49 (m)	1,548	1,704
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(m)	433	433
Series 2005-C19 Class B, 4.892% 5/15/44	912	830
Series 2005-C22:
Class B, 5.5336% 12/15/44 (m)	2,022	1,390
Class F, 5.5336% 12/15/44 (h)(m)	1,521	368
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	5,497
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	2,736	1,080
Class D, 5.513% 12/15/43 (m)	1,459	372
Class XP, 0.6327% 12/15/43 (h)(m)(o)	8,158	80
Series 2007-C31 Class C, 5.8735% 4/15/47 (m)	251	51
Series 2007-C31A Class A2, 5.421% 4/15/47	6,067	6,304
Series 2007-C32:
Class D, 5.9287% 6/15/49 (m)	685	200
Class E, 5.9287% 6/15/49 (m)	1,080	269
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0964% 2/15/51 (m)	10,259	11,327
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $237,077)		291,780
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	1,700	1,758
California Gen. Oblig.:
7.5% 4/1/34	7,195	9,277
7.55% 4/1/39	1,330	1,761
7.6% 11/1/40	2,000	2,676
7.625% 3/1/40	1,610	2,139
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 4,050	$ 4,255
Series 2011, 5.877% 3/1/19	1,655	1,833
TOTAL MUNICIPAL SECURITIES (Cost $21,658)		23,699
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 3.25% 9/14/21	1,837	1,884
United Mexican States 6.05% 1/11/40	3,926	4,780
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,800)		6,664
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $138)	143	148
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (m)	8,507	6,380
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (m)	3,443	3,460
		9,840
Media - 0.1%
Dallas Sports & Entertainment LP term loan 3.8325% 11/18/16 (m)	12	10
Newsday LLC term loan 10.5% 8/1/13	7,000	7,175
Tribune Co. Tranche X, term loan 3/17/09 (d)	1,188	766
Univision Communications, Inc. term loan 4.494% 3/31/17 (m)	11,193	10,396
		18,347
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 3.0472% 5/29/14 (m)	2,200	2,090
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc. Tranche B1, term loan 2.875% 10/31/13 (m)	$ 4,256	$ 4,219
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)	4,915	4,706
		11,015
TOTAL CONSUMER DISCRETIONARY		39,202
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (m)	5,960	5,841
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
FTS International, LLC Tranche B, term loan 6.25% 5/6/16 (m)	400	398
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
CEVA Group PLC Credit-Linked Deposit 3.5793% 11/4/13 (m)	222	213
Insurance - 0.1%
Asurion Corp.:
Tranche 1ST LIEN, term loan 5.5% 5/24/18 (m)	4,863	4,845
Tranche 2ND LIEN, term loan 9% 5/24/19 (m)	6,210	6,327
Lonestar Inter Super Hld LLC term loan 11% 8/13/19 (m)	2,755	2,789
		13,961
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (m)	782	727
term loan 4.77% 10/10/16 (m)	6,221	5,785
		6,512
TOTAL FINANCIALS		20,686
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Genoa Healthcare Group LLC Tranche 2LN, term loan 14% 2/10/15 (m)	2,256	1,630
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.994% 6/15/15 (m)	$ 17,840	$ 17,305
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (m)	2,250	2,250
		21,185
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.744% 3/23/14 (m)	4,529	4,155
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.575% 2/7/15 (m)	985	749
Machinery - 0.1%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (m)	4,463	4,451
Schaeffler AG Tranche C2, term loan 6% 1/27/17 (m)	3,030	3,030
		7,481
TOTAL INDUSTRIALS		12,385
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc.:
term loan 3.2406% 10/27/14 (m)	1,788	1,748
Tranche B 3LN, term loan 5.0061% 10/26/17 (m)	3,592	3,485
SafeNet, Inc. Tranche 2LN, term loan 6.244% 4/12/15 (m)	7,500	7,088
		12,321
IT Services - 0.1%
Ceridian Corp. term loan 3.244% 11/8/14 (m)	2,189	2,077
First Data Corp. term loan 4.2445% 3/24/18 (m)	8,990	8,091
		10,168
Software - 0.1%
Kronos, Inc. Tranche B 2LN, term loan 10.5793% 6/11/18 (m)	23,730	23,908
TOTAL INFORMATION TECHNOLOGY		46,397
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (m)	$ 7,740	$ 6,521
Wireless Telecommunication Services - 0.1%
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	12,741	12,599
term loan 6.875% 8/11/15	1,761	1,767
		14,366
TOTAL TELECOMMUNICATION SERVICES		20,887
UTILITIES - 0.1%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 4.58% 12/31/14 (m)	810	4
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.757% 10/10/17 (m)	25,196	14,078
		14,082
Independent Power Producers & Energy Traders - 0.0%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.75% 5/1/14 (m)	12,400	10,726
TOTAL UTILITIES		24,808
TOTAL FLOATING RATE LOANS (Cost $196,323)		191,789
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,334)	3,066	3,526
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bank of America Corp. 8% (i)(m) (Cost $614)	730	735
Fixed-Income Funds - 7.4%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (n)	2,529,627	$ 280,763
Fidelity Mortgage Backed Securities Central Fund (n)	10,772,094	1,168,665
TOTAL FIXED-INCOME FUNDS (Cost $1,349,625)		1,449,428
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.12% (b)	577,418,584	577,419
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	32,116,531	32,117
TOTAL MONEY MARKET FUNDS (Cost $609,536)		609,536
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $16,947,472)		20,054,082
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(415,219)
NET ASSETS - 100%		$ 19,638,863
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 3/1/42	$ (51,000)	(52,714)
3.5% 3/1/42	(51,000)	(52,714)
3.5% 3/1/42	(51,000)	(52,714)
3.5% 3/1/42	(21,400)	(22,119)
3.5% 3/1/42	(16,000)	(16,538)
4% 3/1/27	(5,000)	(5,295)
4% 3/1/42	(17,000)	(17,892)
4.5% 3/1/42	(41,700)	(44,443)
4.5% 3/1/42	(47,000)	(50,091)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/42	$ (24,000)	$ (25,919)
5% 3/1/42	(10,000)	(10,800)
5% 3/1/42	(5,000)	(5,400)
5% 3/1/42	(5,000)	(5,400)
6% 3/1/42	(14,000)	(15,405)
6% 3/1/42	(55,000)	(60,518)
TOTAL FANNIE MAE		(437,962)
Freddie Mac
5% 3/1/42	(20,000)	(21,535)
Ginnie Mae
3.5% 3/1/42	(6,000)	(6,290)
4% 3/1/42	(2,100)	(2,262)
4% 3/1/42	(11,000)	(11,847)
5% 3/1/42	(9,000)	(9,941)
TOTAL GINNIE MAE		(30,340)
TOTAL TBA SALE COMMITMENTS (Proceeds $489,819)		$ (489,837)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (l)

	Sept. 2037	$ 7,165	$ (6,766)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (l)	Sept. 2037	5,872	(5,545)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (l)	Sept. 2037	1,347	(1,272)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (l)	Sept. 2037	5,872	(5,545)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (l)	Sept. 2037	5,710	(5,393)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (l)	Sept. 2037	4,901	(4,630)
		$ 30,867	$ (29,151)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $654,459,000 or 3.3% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $32,017,000.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,455,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc.:
8% 6/1/14	6/1/11	$ 10,000
8% 12/6/14	12/6/11	$ 2,000
Delphi Automotive PLC	11/10/10 - 11/19/10	$ 2,878
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc.	3/9/10	$ 633
Legend Pictures LLC	9/23/10	$ 35,000
Michael Kors Holdings Ltd.	7/8/11	$ 30,000
Station Holdco LLC	6/17/11	$ 1,331
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,358
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 390
Fidelity Corporate Bond 1-10 Year Central Fund	6,019
Fidelity Mortgage Backed Securities Central Fund	17,815
Fidelity Securities Lending Cash Central Fund	1,321
Total	$ 25,545
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 277,955	$ -	$ -	$ 280,763	41.7%
Fidelity Mortgage Backed Securities Central Fund	1,146,867	17,815	-	1,168,665	9.0%
Total	$ 1,424,822	$ 17,815	$ -	$ 1,449,428
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 19,625	$ 5,149	$ 3,815	$ -	$ 23,091
CareView Communications, Inc.	14,652	376	-	-	17,723
Neurocrine Biosciences, Inc.	22,913	-	-	-	29,368
Total	$ 57,190	$ 5,525	$ 3,815	$ -	$ 70,182
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,870,780	$ 1,673,133	$ 161,427	$ 36,220
Consumer Staples	1,548,469	1,548,469	-	-
Energy	1,519,401	1,519,401	-	-
Financials	1,496,335	1,443,393	41,404	11,538
Health Care	1,376,616	1,376,616	-	-
Industrials	1,196,815	1,196,787	-	28
Information Technology	2,689,457	2,661,346	-	28,111
Materials	418,736	415,443	3,293	-
Telecommunication Services	23,111	23,111	-	-
Utilities	183,765	118,473	65,292	-
Investment Companies	2,086	-	2,086	-
Corporate Bonds	2,095,265	-	2,082,370	12,895
U.S. Government and Government Agency Obligations	1,828,240	-	1,828,240	-
U.S. Government Agency - Mortgage Securities	1,132,855	-	1,132,855	-
Asset-Backed Securities	66,642	-	57,278	9,364
Collateralized Mortgage Obligations	28,204	-	25,616	2,588
Commercial Mortgage Securities	291,780	-	274,442	17,338
Municipal Securities	23,699	-	23,699	-
Foreign Government and Government Agency Obligations	6,664	-	6,664	-
Supranational Obligations	148	-	148	-
Floating Rate Loans	191,789	-	191,789	-
Bank Notes	3,526	-	3,526	-
Preferred Securities	735	-	735	-
Fixed-Income Funds	1,449,428	1,449,428	-	-
Money Market Funds	609,536	609,536	-	-
Total Investments in Securities:	$ 20,054,082	$ 14,035,136	$ 5,900,864	$ 118,082
Derivative Instruments:
Liabilities
Swap Agreements	$ (29,151)	$ -	$ (29,151)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (489,837)	$ -	$ (489,837)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 144,675
Total Realized Gain (Loss)	(4,719)
Total Unrealized Gain (Loss)	6,750
Cost of Purchases	2,009
Proceeds of Sales	(37,983)
Amortization/Accretion	(236)
Transfers in to Level 3	20,560
Transfers out of Level 3	(12,974)
Ending Balance	$ 118,082
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 1,691

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (29,151)
Total Value of Derivatives	$ -	$ (29,151)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	21.7%
AAA,AA,A	4.2%
BBB	3.9%
BB	2.2%
B	3.1%
CCC,CC,C	1.0%
D	0.0%
Not Rated	0.5%
Equities	62.8%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
United Kingdom	1.8%
Canada	1.6%
Switzerland	1.1%
Others (Individually Less Than 1%)	7.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $30,696) - See accompanying schedule: Unaffiliated issuers (cost $14,927,938)	$ 17,924,936
Fidelity Central Funds (cost $1,959,161)	2,058,964
Other affiliated issuers (cost $60,373)	70,182
Total Investments (cost $16,947,472)		$ 20,054,082
Receivable for investments sold		40,070
Receivable for TBA sale commitments		489,819
Receivable for swap agreements		4
Receivable for fund shares sold		10,575
Dividends receivable		20,300
Interest receivable		46,133
Distributions receivable from Fidelity Central Funds		1,194
Prepaid expenses		34
Other receivables		824
Total assets		20,663,035

Liabilities
Payable to custodian bank	$ 3,969
Payable for investments purchased Regular delivery	84,516
Delayed delivery	360,564
TBA sale commitments, at value	489,837
Payable for swap agreements	1,186
Payable for fund shares redeemed	12,743
Swap agreements, at value	29,151
Accrued management fee	6,615
Other affiliated payables	2,493
Other payables and accrued expenses	981
Collateral on securities loaned, at value	32,117
Total liabilities		1,024,172

Net Assets		$ 19,638,863
Net Assets consist of:
Paid in capital		$ 16,848,953
Undistributed net investment income		89,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,583)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,079,135
Net Assets		$ 19,638,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012

Puritan: Net Asset Value, offering price and redemption price per share ($15,841,738 ÷ 827,768 shares)	$ 19.14

Class K: Net Asset Value, offering price and redemption price per share ($3,797,125 ÷ 198,421 shares)	$ 19.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2012

Investment Income
Dividends		$ 88,545
Interest		127,883
Income from Fidelity Central Funds		25,545
Total income		241,973

Expenses
Management fee	$ 37,884
Transfer agent fees	13,718
Accounting and security lending fees	966
Custodian fees and expenses	157
Independent trustees' compensation	61
Registration fees	107
Audit	141
Legal	57
Miscellaneous	87
Total expenses before reductions	53,178
Expense reductions	(270)	52,908
Net investment income (loss)		189,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(163,002)
Other affiliated issuers	(84)
Foreign currency transactions	(353)
Swap agreements	(2,566)
Total net realized gain (loss)		(166,005)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $34)	1,618,588
Assets and liabilities in foreign currencies	(27)
Swap agreements	2,424
Delayed delivery commitments	(1,916)
Total change in net unrealized appreciation (depreciation)		1,619,069
Net gain (loss)		1,453,064
Net increase (decrease) in net assets resulting from operations		$ 1,642,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 189,065	$ 385,230
Net realized gain (loss)	(166,005)	1,644,208
Change in net unrealized appreciation (depreciation)	1,619,069	482,668
Net increase (decrease) in net assets resulting from operations	1,642,129	2,512,106
Distributions to shareholders from net investment income	(187,322)	(395,907)
Distributions to shareholders from net realized gain	-	(3,264)
Total distributions	(187,322)	(399,171)
Share transactions - net increase (decrease)	(446,134)	(816,545)
Total increase (decrease) in net assets	1,008,673	1,296,390

Net Assets
Beginning of period	18,630,190	17,333,800
End of period (including undistributed net investment income of $89,358 and undistributed net investment income of $87,615, respectively)	$ 19,638,863	$ 18,630,190

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Puritan

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69
Income from Investment Operations
Net investment income (loss) D	.18	.35	.40	.45	.50	.59
Net realized and unrealized gain (loss)	1.42	1.93	.75	(2.00)	(1.80)	1.70
Total from investment operations	1.60	2.28	1.15	(1.55)	(1.30)	2.29
Distributions from net investment income	(.18)	(.36)	(.39)	(.44)	(.55)	(.59)
Distributions from net realized gain	-	- H	(.01)	(.02)	(1.62)	(.85)
Total distributions	(.18)	(.37) J	(.40)	(.46) I	(2.17)	(1.44)
Net asset value, end of period	$ 19.14	$ 17.72	$ 15.81	$ 15.06	$ 17.07	$ 20.54
Total Return B,C	9.12%	14.38%	7.61%	(8.76)%	(7.35)%	12.18%
Ratios to Average Net Assets E,G
Expenses before reductions	.60% A	.60%	.61%	.67%	.61%	.60%
Expenses net of fee waivers, if any	.60% A	.60%	.61%	.67%	.61%	.60%
Expenses net of all reductions	.59% A	.59%	.61%	.67%	.60%	.59%
Net investment income (loss)	2.02% A	1.96%	2.48%	3.30%	2.72%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$ 15,842	$ 15,420	$ 15,054	$ 16,111	$ 21,427	$ 25,719
Portfolio turnover rate F	115% A	154% K	104%	116% K	115%	70% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

J Total distributions of $.37 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $.003 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 29,	Years ended August 31,
	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.72	$ 15.80	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.19	.38	.42	.46	.14
Net realized and unrealized gain (loss)	1.42	1.93	.74	(1.99)	(1.16)
Total from investment operations	1.61	2.31	1.16	(1.53)	(1.02)
Distributions from net investment income	(.19)	(.39)	(.41)	(.47)	(.13)
Distributions from net realized gain	-	- I	(.01)	(.02)	-
Total distributions	(.19)	(.39)	(.42)	(.48) J	(.13)
Net asset value, end of period	$ 19.14	$ 17.72	$ 15.80	$ 15.06	$ 17.07
Total Return B,C	9.19%	14.59%	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E,H
Expenses before reductions	.48% A	.48%	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48% A	.48%	.48%	.50%	.48% A
Expenses net of all reductions	.48% A	.47%	.47%	.50%	.48% A
Net investment income (loss)	2.14% A	2.09%	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,797	$ 3,211	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	115% A	154% K	104%	116% K	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Puritan® Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,304,038
Gross unrealized depreciation	(271,805)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,032,233

Tax cost	$ 17,021,849

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (38,013)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells MBS and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell MBS on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a dollar roll or a reverse dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (2,566)	$ 2,424

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $30,867 representing .16% of net asset

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,660,786 and $5,612,572, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Puritan	$ 12,841.17
Class K	877.05
	$ 13,718

* Annualized

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period,

Semiannual Report

9. Security Lending - continued

presented in the Statement of Operations as a component of interest income, amounted to $49. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,321(including $17 from securities loaned to FCM).

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $26,297. The weighted average interest rate was .58%. The interest expense amounted to four hundred twenty-four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $267 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2012	Year ended August 31, 2011
From net investment income
Puritan	$ 151,911	$ 333,862
Class K	35,411	62,045
Total	$ 187,322	$ 395,907
From net realized gain
Puritan	$ -	$ 2,823
Class K	-	441
Total	$ -	$ 3,264

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 29, 2012	Year ended August 31, 2011	Six months ended February 29, 2012	Year ended August 31, 2011
Puritan
Shares sold	41,102	80,583	$ 734,126	$ 1,457,491
Reinvestment of distributions	8,221	17,715	143,594	318,717
Shares redeemed	(91,664)	(180,664)	(1,630,136)	(3,262,008)
Net increase (decrease)	(42,341)	(82,366)	$ (752,416)	$ (1,485,800)
Class K
Shares sold	36,691	63,847	$ 655,699	$ 1,155,980
Reinvestment of distributions	2,029	3,457	35,411	62,486
Shares redeemed	(21,473)	(30,388)	(384,828)	(549,211)
Net increase (decrease)	17,247	36,916	$ 306,282	$ 669,255

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at February 29, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2012

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

PUR-K-USAN-0412
1.863168.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 20, 2012